UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

811-22761

Investment Company Act file number:

Stone Ridge Trust

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

(Name and address of agent for service)

1-855-609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2019

Date of reporting period: August 31, 2018

Item 1. Schedule of Investments.

ELEMENTS U.S. PORTFOLIO

Schedule of Investments as of August 31, 2018 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS - 97.4%
Automobiles & Components - 1.0%
Aptiv PLC (a)	11,183	$984,216
BorgWarner, Inc.	18,754	820,862
Delphi Technologies PLC (a)	3,880	136,692
Ford Motor Co.	56,804	538,502
Gentex Corp.	103,731	2,425,231
Lear Corp.	6,440	1,044,568
Thor Industries, Inc.	27,868	2,659,722
Visteon Corp. (b)	17,935	1,979,845

		10,589,638

Banks - 2.8%
Associated Banc-Corp.	68,928	1,878,288
Bank of America Corp.	82,944	2,565,458
Bank of Hawaii Corp.	8,363	695,216
BankUnited, Inc.	1,847	71,645
BB&T Corp.	4,633	239,341
Citigroup, Inc.	3,710	264,300
Citizens Financial Group, Inc.	2,860	117,718
Commerce Bancshares, Inc.	6,760	480,366
Cullen/Frost Bankers, Inc.	362	40,142
East West Bancorp, Inc.	21,741	1,378,162
Fifth Third Bancorp	8,135	239,413
First Citizens BancShares, Inc. - Class A	4,330	2,056,793
First Hawaiian, Inc.	29,010	841,000
First Horizon National Corp.	1,755	32,327
Huntington Bancshares, Inc.	41,438	671,710
JPMorgan Chase & Co.	8,879	1,017,356
KeyCorp	7,285	153,495
M&T Bank Corp.	900	159,435
PacWest Bancorp	800	40,392
Popular, Inc. (a)	26,253	1,321,576
Prosperity Bancshares, Inc.	4,635	346,883
Regions Financial Corp.	77,764	1,513,287
SunTrust Banks, Inc.	158	11,623
Synovus Financial Corp.	5,353	267,971
TCF Financial Corp.	21,194	537,268
Umpqua Holdings Corp.	90,806	1,943,248
Webster Financial Corp.	8,965	586,132
Wells Fargo & Co.	142,462	8,331,178
Western Alliance Bancorp (b)	4,780	275,567

		28,077,290

Capital Goods - 9.9%
3M Co.	3,818	805,292
Acuity Brands, Inc.	8,002	1,223,026
AECOM Technology Corp. (b)	13,213	444,485
AGCO Corp.	15,554	927,952
Air Lease Corp.	3,333	154,018
Allegion PLC (a)	4,347	379,145
Allison Transmission Holdings, Inc.	14,729	731,442
AMETEK, Inc.	20,252	1,558,594
AO Smith Corp.	26,658	1,548,297
Arconic, Inc.	2,973	66,536
Armstrong World Industries, Inc. (b)	6,989	487,832
Boeing Co.	14,806	5,075,349
BWX Technologies, Inc.	12,963	794,891
Carlisle Cos., Inc.	17,151	2,174,918
Caterpillar, Inc.	978	135,795
Crane Co.	16,599	1,515,157
Cummins, Inc.	7,687	1,090,017

	SHARES	FAIR VALUE
Capital Goods - 9.9% (continued)
Curtiss-Wright Corp.	14,482	$1,939,864
Donaldson Co., Inc.	33,256	1,682,754
Dover Corp.	9,397	806,920
Eaton Corp. PLC (a)	12,152	1,010,317
Emerson Electric Co.	4,694	360,171
Fastenal Co.	3,297	192,413
Fluor Corp.	20,117	1,154,917
Fortive Corp.	21,270	1,786,255
Fortune Brands Home & Security, Inc.	38,751	2,053,028
Gates Industrial Corp. PLC (a)(b)	35,000	638,050
General Dynamics Corp.	2,920	564,728
Graco, Inc.	24,290	1,141,873
Harris Corp.	5,950	966,934
HD Supply Holdings, Inc. (b)	55,362	2,523,953
HEICO Corp.	35,615	3,229,568
HEICO Corp. - Class A	40,896	3,046,752
Hexcel Corp.	16,639	1,100,171
Honeywell International, Inc.	2,595	412,761
Huntington Ingalls Industries, Inc.	7,643	1,868,484
IDEX Corp.	8,186	1,254,177
Illinois Tool Works, Inc.	136	18,888
Ingersoll-Rand PLC (a)	10,509	1,064,457
ITT, Inc.	36,964	2,184,942
Jacobs Engineering Group, Inc.	43,021	3,127,196
L3 Technologies, Inc.	5,836	1,247,270
Lennox International, Inc.	8,339	1,858,013
Lincoln Electric Holdings, Inc.	17,963	1,691,396
Lockheed Martin Corp.	9,164	2,936,237
Masco Corp.	7,569	287,395
Middleby Corp. (b)	1,078	131,020
MSC Industrial Direct Co., Inc.	22,782	1,947,405
Nordson Corp.	17	2,363
Northrop Grumman Corp.	1,875	559,669
nVent Electric PLC (a)	17,220	483,710
Oshkosh Corp.	23,038	1,618,650
Owens Corning	8,742	494,972
Parker-Hannifin Corp.	1,440	252,864
Pentair PLC (a)	33,737	1,466,885
Quanta Services, Inc. (b)	408	14,113
Raytheon Co.	28,277	5,639,565
Regal Beloit Corp.	23,476	1,964,941
Rockwell Automation, Inc.	6,135	1,110,190
Rockwell Collins, Inc.	25,290	3,438,175
Sensata Technologies Holding PLC (a)(b)	1,439	76,195
Snap-on, Inc.	5,979	1,056,968
Spirit AeroSystems Holdings, Inc.	30,184	2,580,732
Stanley Black & Decker, Inc.	2,638	370,718
Terex Corp.	10,348	400,985
Textron, Inc.	38,926	2,687,062
Timken Co.	2,517	122,452
Toro Co.	26,180	1,591,482
Trinity Industries, Inc.	8,763	314,066
United Technologies Corp.	14,188	1,868,560
Univar, Inc. (b)	25,576	711,524
USG Corp. (b)	4,808	207,225
Valmont Industries, Inc.	9,605	1,348,542
WABCO Holdings, Inc. (b)	1,058	130,219
Wabtec Corp.	1,036	112,219
Watsco, Inc.	9,489	1,660,480
Welbilt, Inc. (b)	1,900	42,047
WESCO International, Inc. (b)	22,050	1,348,357
WW Grainger, Inc.	6,958	2,463,619
Xylem, Inc.	11,652	884,503

		100,365,107

	SHARES	FAIR VALUE
Commercial & Professional Services - 1.2%
Cintas Corp.	5,512	$1,176,095
Clean Harbors, Inc. (b)	10,047	689,124
Copart, Inc. (b)	20,963	1,348,131
Dun & Bradstreet Corp.	16,213	2,317,162
Equifax, Inc.	416	55,731
IHS Markit Ltd. (a)(b)	5,300	291,500
KAR Auction Services, Inc.	16,370	1,026,235
ManpowerGroup, Inc.	10,877	1,019,501
Republic Services, Inc.	23,235	1,704,520
Robert Half International, Inc.	19,121	1,494,880
Rollins, Inc.	6,657	399,953
Stericycle, Inc. (b)	12,906	796,171
Verisk Analytics, Inc. (b)	1,674	199,357
Waste Management, Inc.	996	90,536

		12,608,896

Consumer Durables & Apparel - 4.4%
Brunswick Corp.	22,685	1,506,738
Carter’s, Inc.	21,654	2,293,808
Columbia Sportswear Co.	29,982	2,719,367
DR Horton, Inc.	22,324	993,641
Garmin Ltd. (a)	15,285	1,041,520
Hanesbrands, Inc.	246	4,315
Hasbro, Inc.	11,235	1,115,748
Leggett & Platt, Inc.	1	45
Lennar Corp. - A Shares	23,118	1,194,507
Lennar Corp. - B Shares	2,774	117,007
Lululemon Athletica, Inc. (b)	13,376	2,072,344
Michael Kors Holdings Ltd. (a)(b)	53,049	3,852,418
Mohawk Industries, Inc. (b)	528	101,160
NIKE, Inc.	90,698	7,455,376
NVR, Inc. (b)	745	1,987,995
Polaris Industries, Inc.	6,528	707,962
PulteGroup, Inc.	39,910	1,115,484
PVH Corp.	11,518	1,648,917
Ralph Lauren Corp.	34,559	4,589,781
Skechers U.S.A., Inc. (b)	80,347	2,368,630
Tapestry, Inc.	22,745	1,152,944
Tempur Sealy International, Inc. (b)	930	51,513
Toll Brothers, Inc.	13,365	484,214
Under Armour, Inc. - Class A (b)(c)	45,725	935,076
Under Armour, Inc. - Class C (b)(c)	91,921	1,743,741
VF Corp.	27,939	2,574,020

		43,828,271

Consumer Services - 1.9%
Aramark	18,008	739,769
Bright Horizons Family Solutions, Inc. (b)	1,804	215,452
Carnival Corp. (a)	1,516	93,219
Chipotle Mexican Grill, Inc. (b)	4,289	2,038,047
Choice Hotels International, Inc.	14,621	1,141,169
Darden Restaurants, Inc.	11,032	1,280,153
Domino’s Pizza, Inc.	1,094	326,625
Extended Stay America, Inc.	19,838	400,331
Graham Holdings Co.	2,315	1,302,535
Grand Canyon Education, Inc. (b)	9,186	1,094,420
H&R Block, Inc.	17,936	485,348
Hilton Grand Vacations, Inc. (b)	14,482	472,982
Hilton Worldwide Holdings, Inc.	7,823	607,221
Hyatt Hotels Corp.	33,921	2,624,128
International Game Technology PLC (a)	4,969	104,548
Las Vegas Sands Corp.	800	52,336
McDonald’s Corp.	4,607	747,394
Service Corp International	13,609	571,034
ServiceMaster Global Holdings, Inc. (b)	3,306	199,253

	SHARES	FAIR VALUE
Consumer Services - 1.9% (continued)
Six Flags Entertainment Corp.	41	$2,769
Starbucks Corp.	33,929	1,813,505
Wendy’s Co.	2,699	47,637
Wyndham Destinations, Inc.	5,491	242,702
Wyndham Hotels & Resorts, Inc.	1,632	92,616
Yum China Holdings, Inc.	40,599	1,570,369
Yum! Brands, Inc.	2,414	209,752

		18,475,314

Diversified Financials - 3.9%
Affiliated Managers Group, Inc.	3,005	439,000
Ally Financial, Inc.	23,371	628,212
American Express Co.	17,251	1,828,261
Ameriprise Financial, Inc.	1,643	233,240
Artisan Partners Asset Management, Inc.	14,382	476,763
Berkshire Hathaway, Inc. (b)	93,069	19,425,362
BGC Partners, Inc.	82,519	1,024,886
Capital One Financial Corp.	2,528	250,500
Credit Acceptance Corp. (b)	165	75,357
Discover Financial Services	7,222	564,183
E*TRADE Financial Corp. (b)	21,461	1,263,194
Eaton Vance Corp.	3,786	199,636
Evercore Partners, Inc. - Class A	20,890	2,217,474
FactSet Research Systems, Inc.	1,719	394,321
Franklin Resources, Inc.	32,862	1,043,040
Jefferies Financial Group, Inc.	14,874	345,374
Lazard Ltd. (a)	3,936	189,479
LPL Financial Holdings, Inc.	983	65,114
MarketAxess Holdings, Inc.	1,972	374,325
Morningstar, Inc.	10,457	1,488,240
MSCI, Inc.	1,199	216,132
NASDAQ OMX Group, Inc.	11,565	1,103,764
OneMain Holdings, Inc. (b)	14,373	527,489
Raymond James Financial, Inc.	331	30,796
S&P Global, Inc.	506	104,767
SEI Investments Co.	21,598	1,362,402
SLM Corp. (b)	6,447	75,559
Synchrony Financial	50,958	1,613,840
T. Rowe Price Group, Inc.	100	11,589
Voya Financial, Inc.	11,379	569,747

		38,142,046

Energy - 2.4%
Andeavor	598	91,368
Apache Corp.	300	13,149
Apergy Corp. (b)	1,193	53,948
Baker Hughes a GE Co.	9,199	303,291
Cabot Oil & Gas Corp.	3,059	72,896
Cheniere Energy, Inc. (b)	65	4,351
Chevron Corp.	14,218	1,684,264
Extraction Oil & Gas, Inc. (b)	3,700	42,735
Exxon Mobil Corp.	169,232	13,567,329
Halliburton Co.	17,807	710,321
HollyFrontier Corp.	10,700	797,364
Kosmos Energy Ltd. (a)(b)	810	7,322
Marathon Oil Corp.	35,780	769,628
Marathon Petroleum Corp.	7,104	584,588
Murphy Oil Corp.	3,400	104,822
National Oilwell Varco, Inc.	3,151	148,318
Occidental Petroleum Corp.	300	23,961
ONEOK, Inc.	425	28,012
PBF Energy, Inc.	21,788	1,131,233
Phillips 66	2,977	352,804
Schlumberger Ltd. (a)	4,888	308,726
SM Energy Co.	3,700	111,333
Transocean Ltd. (a)(b)	15,900	192,549

	SHARES	FAIR VALUE
Energy - 2.4% (continued)
Valero Energy Corp.	22,952	$2,705,582
Whiting Petroleum Corp. (b)	759	38,641
Williams Cos., Inc.	200	5,918

		23,854,453

Food & Staples Retailing - 5.7%
Casey’s General Stores, Inc.	11,236	1,282,814
Costco Wholesale Corp.	36,251	8,451,196
Kroger Co.	168,970	5,322,555
Sprouts Farmers Market, Inc. (b)	87,400	2,313,478
Sysco Corp.	45,848	3,430,347
U.S. Foods Holding Corp. (b)	111,536	3,634,958
Walgreens Boots Alliance, Inc.	115,157	7,895,164
Wal-Mart Stores, Inc.	260,050	24,928,393

		57,258,905

Food, Beverage & Tobacco - 3.8%
Altria Group, Inc.	14,314	837,655
Archer-Daniels-Midland Co.	34,556	1,741,622
Brown-Forman Corp. - Class A	6,798	357,847
Brown-Forman Corp. - Class B	34,064	1,778,822
Bunge Ltd. (a)	7,818	508,014
Campbell Soup Co. (c)	26,694	1,053,078
Coca-Cola Co.	30,770	1,371,419
Conagra Brands, Inc.	39,761	1,461,217
Constellation Brands, Inc.	200	41,640
Flowers Foods, Inc.	112,315	2,263,147
General Mills, Inc.	75,910	3,492,619
Hain Celestial Group, Inc. (b)	51,138	1,460,501
Hershey Co.	21,408	2,151,932
Hormel Foods Corp. (c)	81,166	3,177,649
Ingredion, Inc.	18,600	1,879,902
JM Smucker Co.	18,556	1,918,319
Kellogg Co.	9,871	708,639
Keurig Dr. Pepper, Inc.	30,976	706,253
Kraft Heinz Co.	878	51,161
Lamb Weston Holdings, Inc.	1,752	118,435
McCormick & Co., Inc.	10,271	1,282,643
Molson Coors Brewing Co.	14,304	954,649
Mondelez International, Inc.	26,233	1,120,674
Monster Beverage Corp. (b)	10,130	616,816
PepsiCo., Inc.	22,687	2,541,171
Pinnacle Foods, Inc.	23,245	1,543,933
Post Holdings, Inc. (b)	1,475	143,459
TreeHouse Foods, Inc. (b)	27,084	1,411,076
Tyson Foods, Inc.	24,742	1,554,045

		38,248,337

Health Care Equipment & Services - 6.9%
Abbott Laboratories	28,413	1,899,125
Acadia Healthcare Co., Inc. (b)	100	4,153
Aetna, Inc.	18,095	3,623,886
Align Technology, Inc. (b)	2,533	978,979
Allscripts Healthcare Solutions, Inc. (b)	62	906
AmerisourceBergen Corp.	11,797	1,061,376
Anthem, Inc.	16,660	4,410,402
Baxter International, Inc.	9,208	684,799
Becton, Dickinson & Co.	1	262
Cantel Medical Corp.	10,182	987,654
Centene Corp. (b)	18,682	2,736,539
Cerner Corp. (b)	2,121	138,098
Chemed Corp.	4,224	1,366,633
Cigna Corp.	17,938	3,378,443
Cooper Cos., Inc.	543	138,889
CVS Health Corp.	16,363	1,231,152
Danaher Corp.	5,872	607,987
DaVita HealthCare Partners, Inc. (b)	17,419	1,206,962

	SHARES	FAIR VALUE
Health Care Equipment & Services - 6.9% (continued)
DENTSPLY SIRONA, Inc.	19,345	$772,252
DexCom, Inc. (b)	721	104,098
Edwards Lifesciences Corp. (b)	5,320	767,357
Encompass Health Corp.	16,424	1,340,034
Envision Healthcare Corp. (b)	19,331	876,854
Express Scripts Holding Co. (b)	38,099	3,353,474
HCA Holdings, Inc.	652	87,440
Henry Schein, Inc. (b)	17,009	1,321,259
Hill-Rom Holdings, Inc.	14,156	1,376,954
Hologic, Inc. (b)	1	40
Humana, Inc.	12,751	4,249,398
IDEXX Laboratories, Inc. (b)	3,365	854,845
Intuitive Surgical, Inc. (b)	100	56,000
Laboratory Corp. of America Holdings (b)	5,459	943,697
LifePoint Health, Inc. (b)	300	19,320
Masimo Corp. (b)	3,915	461,539
MEDNAX, Inc. (b)	42,729	2,023,218
Premier, Inc. (b)	51,179	2,263,647
Quest Diagnostics, Inc.	13,345	1,467,683
ResMed, Inc.	12,629	1,406,997
STERIS PLC (a)	6,301	720,960
UnitedHealth Group, Inc.	44,658	11,988,887
Universal Health Services, Inc.	8,713	1,134,084
Varex Imaging Corp. (b)	24,217	760,414
Varian Medical Systems, Inc. (b)	11,127	1,246,447
Veeva Systems, Inc. (b)	1,300	135,668
WellCare Health Plans, Inc. (b)	13,790	4,172,440
West Pharmaceutical Services, Inc.	10,694	1,251,733
Zimmer Biomet Holdings, Inc.	4,249	525,304

		70,138,288

Household & Personal Products - 2.0%
Church & Dwight Co., Inc.	24,442	1,382,928
Clorox Co.	14,680	2,128,306
Colgate-Palmolive Co.	62,751	4,167,294
Coty, Inc.	900	11,124
Energizer Holdings, Inc.	18,689	1,188,434
Estee Lauder Cos., Inc.	24,414	3,420,890
Herbalife Nutrition Ltd. (a)(b)	29,055	1,644,222
Kimberly-Clark Corp.	25,186	2,909,990
Nu Skin Enterprises, Inc.	16,041	1,276,864
Procter & Gamble Co.	29,365	2,435,827

		20,565,879

Insurance - 4.5%
Aflac, Inc.	28,289	1,308,083
Allstate Corp.	17,807	1,790,850
American Financial Group, Inc.	18,059	2,011,050
American National Insurance Co.	4,395	564,054
Aon PLC (a)	900	131,004
Arthur J Gallagher & Co.	10,892	785,749
Assurant, Inc.	439	45,138
Assured Guaranty Ltd. (a)	20,199	822,907
Athene Holding Ltd. (a)(b)	8,321	413,221
Brown & Brown, Inc.	66,652	2,031,553
Cincinnati Financial Corp.	17,197	1,318,494
CNA Financial Corp.	38,032	1,707,637
Erie Indemnity Co.	1,497	184,924
Fidelity National Financial, Inc.	88,253	3,538,945
First American Financial Corp.	42,160	2,397,218
Hanover Insurance Group, Inc.	19,157	2,346,541
Hartford Financial Services Group, Inc.	8,936	450,106
Lincoln National Corp.	7,616	499,457
Loews Corp.	33,725	1,696,705
Markel Corp. (b)	100	120,880
Marsh & McLennan Cos., Inc.	25,319	2,142,747

	SHARES	FAIR VALUE
Insurance - 4.5% (continued)
Mercury General Corp.	17,843	$961,738
MetLife, Inc.	40,272	1,848,082
Old Republic International Corp.	90,478	2,006,802
Principal Financial Group, Inc.	9,924	547,706
Progressive Corp.	53,327	3,601,172
Reinsurance Group of America, Inc.	12,587	1,798,053
Torchmark Corp.	32,375	2,846,410
Travelers Cos., Inc.	14,436	1,899,778
Unum Group	19,436	716,800
WR Berkley Corp.	34,998	2,738,944

		45,272,748

Materials - 3.7%
Air Products & Chemicals, Inc.	160	26,606
Albemarle Corp.	4,708	449,708
Alcoa Corp. (b)	11,463	512,052
AptarGroup, Inc.	18,087	1,893,890
Ashland Global Holdings, Inc.	6,943	584,601
Avery Dennison Corp.	25,895	2,723,636
Axalta Coating Systems Ltd. (a)(b)	23,631	720,746
Ball Corp.	209	8,753
Bemis Co., Inc.	52,054	2,565,221
Berry Global Group, Inc. (b)	3,530	168,487
Cabot Corp.	11,799	765,991
Celanese Corp.	1,026	119,868
CF Industries Holdings, Inc.	13,863	720,183
Crown Holdings, Inc. (b)	1	43
Domtar Corp.	49,796	2,534,616
DowDuPont, Inc.	1,794	125,813
Eagle Materials, Inc.	304	28,068
Eastman Chemical Co.	1,680	163,010
Ecolab, Inc.	200	30,096
FMC Corp.	6,110	522,100
Freeport-McMoRan, Inc.	87,700	1,232,185
Graphic Packaging Holding Co.	81,244	1,155,290
Huntsman Corp.	12,171	371,094
International Flavors & Fragrances, Inc.	1	130
International Paper Co.	551	28,178
LyondellBasell Industries N.V. (a)	16,390	1,848,464
Newmont Mining Corp.	89,180	2,767,255
Nucor Corp.	24,916	1,557,250
Packaging Corp of America	3,655	401,758
Platform Specialty Products Corp. (b)	9,000	119,340
PPG Industries, Inc.	9,624	1,063,837
Praxair, Inc.	13,691	2,165,779
Reliance Steel & Aluminum Co.	15,857	1,393,672
Royal Gold, Inc.	6,386	486,996
RPM International, Inc.	21,380	1,443,150
Scotts Miracle-Gro Co.	10,732	801,895
Sealed Air Corp.	19,130	767,304
Sherwin-Williams Co.	872	397,266
Silgan Holdings, Inc.	14,114	384,607
Sonoco Products Co.	34,592	1,938,536
Steel Dynamics, Inc.	20,994	960,056
United States Steel Corp.	9,005	267,268
Westlake Chemical Corp.	5,323	503,396
WestRock Co.	10,088	555,647
WR Grace & Co.	2,750	194,315

		37,468,156

Media - 3.9%
AMC Networks, Inc. (b)	18,725	1,176,117
Cable One, Inc.	275	230,379
Comcast Corp.	55,166	2,040,590
Discovery Communications, Inc. - Class A (b)(c)	64,610	1,798,096
Discovery Communications, Inc. - Class C (b)	53,868	1,381,176

	SHARES	FAIR VALUE
Media - 3.9% (continued)
DISH Network Corp. (b)	20,454	$723,049
Entercom Communications Corp. - Class A	1	8
Interpublic Group of Cos., Inc.	18,100	422,635
John Wiley & Sons, Inc.	44,462	2,870,022
Liberty Media Corp. - Liberty SiriusXM - Class A (b)	46,309	2,164,483
Liberty Media Corp. - Liberty SiriusXM - Class B (b)	14,026	659,783
Lions Gate Entertainment Corp. - Class A (a)(c)	43,312	1,018,698
Lions Gate Entertainment Corp. - Class B (a)	37,343	838,350
Live Nation Entertainment, Inc. (b)	34,205	1,699,304
Madison Square Garden Co. (b)	4,426	1,336,387
News Corp. - Class A	183,994	2,404,802
News Corp. - Class B	86,665	1,178,644
Omnicom Group, Inc.	1,623	112,506
Tribune Media Co.	8,249	304,306
Twenty-First Century Fox, Inc. - Class A	60,519	2,747,563
Twenty-First Century Fox, Inc. - Class B	83,607	3,753,954
Viacom, Inc. - Class A (c)	7,204	242,775
Viacom, Inc. - Class B	91,915	2,691,271
Walt Disney Co.	71,867	8,050,541

		39,845,439

Pharmaceuticals, Biotechnology & Life Sciences - 3.1%
Agilent Technologies, Inc.	700	47,278
Allergan PLC (a)	9,914	1,900,613
Bio-Rad Laboratories, Inc. (b)	1,707	555,287
Bio-Techne Corp.	150	28,826
Bristol-Myers Squibb Co.	82,006	4,965,463
Bruker Corp.	43,984	1,564,951
Charles River Laboratories International, Inc. (b)	5,740	708,947
Eli Lilly & Co.	15,160	1,601,654
Illumina, Inc. (b)	2,557	907,300
IQVIA Holdings, Inc. (b)	1,021	129,759
Johnson & Johnson	52,708	7,099,241
Merck & Co., Inc.	16,312	1,118,840
Mettler-Toledo International, Inc. (b)	161	94,098
Mylan N.V. (a)(b)	4,600	179,998
PerkinElmer, Inc.	17,189	1,588,779
Perrigo Co. PLC (a)	14,746	1,128,217
Pfizer, Inc.	167,079	6,937,120
QIAGEN NV (a)(b)	14,095	549,282
Waters Corp. (b)	2,369	448,878
Zoetis, Inc.	500	45,300

		31,599,831

Real Estate - 0.1%
CBRE Group, Inc. (b)	3,100	151,311
Jones Lang LaSalle, Inc.	1,242	189,430
Realogy Holdings Corp. (c)	32,788	701,335

		1,042,076

Retailing - 9.6%
Advance Auto Parts, Inc.	10,827	1,775,953
Amazon.com, Inc. (b)	9,646	19,414,601
AutoNation, Inc. (b)	8,674	393,366
AutoZone, Inc. (b)	2,864	2,196,344
Best Buy Co., Inc.	46,002	3,659,919
Burlington Stores, Inc. (b)	12,019	2,021,355
Dick’s Sporting Goods, Inc.	50,114	1,876,268
Dollar General Corp.	26,109	2,812,723
Dollar Tree, Inc. (b)	20,689	1,665,671
Expedia, Inc.	6,653	868,217
Foot Locker, Inc.	38,323	1,889,324
Gap, Inc.	117,881	3,577,688
Genuine Parts Co.	11,724	1,170,641
Home Depot, Inc.	30,785	6,180,704
Kohl’s Corp.	39,577	3,130,936
L Brands, Inc.	35,234	931,235

	SHARES	FAIR VALUE
Retailing - 9.6% (continued)
LKQ Corp. (b)	60,621	$2,092,637
Lowe’s Cos., Inc.	50,212	5,460,555
Macy’s, Inc.	116,434	4,255,663
Michaels Cos., Inc. (b)	62,994	1,070,268
Nordstrom, Inc.	19,089	1,199,744
O’Reilly Automotive, Inc. (b)	3,515	1,179,001
Penske Automotive Group, Inc.	9,630	506,827
Pool Corp.	10,092	1,657,712
Qurate Retail, Inc. (b)	82,791	1,721,225
Ross Stores, Inc.	31,630	3,029,521
Target Corp.	55,724	4,875,850
Tiffany & Co.	13,575	1,664,974
TJX Cos., Inc.	48,407	5,323,318
Tractor Supply Co.	44,238	3,905,331
TripAdvisor, Inc. (b)	20,879	1,133,938
Urban Outfitters, Inc. (b)	62,345	2,897,796
Wayfair, Inc. - Class A (b)	860	116,246
Williams-Sonoma, Inc. (c)	26,687	1,874,228

		97,529,779

Semiconductors & Semiconductor Equipment - 3.1%
Advanced Micro Devices, Inc. (b)	27,102	682,157
Applied Materials, Inc.	91,673	3,943,773
Cypress Semiconductor Corp.	35,545	611,730
First Solar, Inc. (b)	9,322	485,490
Intel Corp.	90,215	4,369,112
KLA-Tencor Corp.	5,929	689,009
Lam Research Corp.	6,947	1,202,456
Marvell Technology Group Ltd. (a)	118,469	2,449,939
Maxim Integrated Products, Inc.	2,635	159,338
Micron Technology, Inc. (b)	83,958	4,409,474
MKS Instruments, Inc.	14,482	1,345,378
Monolithic Power Systems, Inc.	652	97,715
NVIDIA Corp.	16,078	4,512,773
NXP Semiconductors N.V. (a)(b)	200	18,628
ON Semiconductor Corp. (b)	57,929	1,236,205
QUALCOMM, Inc.	9,601	659,685
Skyworks Solutions, Inc.	8,131	742,360
Teradyne, Inc.	25,777	1,061,755
Texas Instruments, Inc.	10,395	1,168,398
Universal Display Corp.	160	19,584
Xilinx, Inc.	16,775	1,305,598

		31,170,557

Software & Services - 12.1%
Accenture PLC (a)	33,971	5,743,477
Activision Blizzard, Inc.	2,703	194,886
Adobe Systems, Inc. (b)	971	255,868
Akamai Technologies, Inc. (b)	8,485	637,563
Alliance Data Systems Corp.	74	17,655
Alphabet, Inc. - Class A (b)	13,320	16,407,576
Alphabet, Inc. - Class C (b)	11,645	14,185,823
Amdocs Ltd. (a)	40,536	2,646,190
ANSYS, Inc. (b)	9,880	1,837,482
Aspen Technology, Inc. (b)	18,223	2,102,205
Atlassian Corp PLC (a)(b)	7,801	702,168
Autodesk, Inc. (b)	100	15,435
Automatic Data Processing, Inc.	1,244	182,557
Black Knight, Inc. (b)	27,413	1,463,854
Booz Allen Hamilton Holding Corp.	27,819	1,423,220
Broadridge Financial Solutions, Inc.	16,919	2,286,434
CA, Inc.	39,766	1,741,751
Cadence Design Systems, Inc. (b)	30,278	1,424,277
CDK Global, Inc.	7,204	448,953
Citrix Systems, Inc. (b)	8,839	1,007,823
Cognizant Technology Solutions Corp.	14,215	1,114,883

	SHARES	FAIR VALUE
Software & Services - 12.1% (continued)
Conduent, Inc. (b)	64,690	$1,499,514
CoreLogic, Inc. (b)	20,064	1,020,054
Dell Technologies, Inc. - Class V (b)	11,694	1,124,612
eBay, Inc. (b)	32,974	1,141,230
Electronic Arts, Inc. (b)	3,993	452,846
EPAM Systems, Inc. (b)	5,793	827,994
Euronet Worldwide, Inc. (b)	10,509	1,027,780
Facebook, Inc. (b)	49,643	8,723,764
Fidelity National Information Services, Inc.	11,204	1,211,937
FireEye, Inc. (b)	3,540	58,764
First Data Corp. (b)	44,457	1,143,434
Fiserv, Inc. (b)	5,674	454,317
Fortinet, Inc. (b)	8,860	742,114
Gartner, Inc. (b)	4,781	716,003
Genpact Ltd. (a)	46,967	1,439,069
GoDaddy, Inc. (b)	307	25,008
Guidewire Software, Inc. (b)	2,003	201,442
IAC InterActive Corp. (b)	11,551	2,277,857
International Business Machines Corp.	47,480	6,954,870
Intuit, Inc.	9,149	2,007,931
Jack Henry & Associates, Inc.	5,264	834,028
Leidos Holdings, Inc.	20,422	1,445,265
Manhattan Associates, Inc. (b)	14,633	848,568
MasterCard, Inc.	17,931	3,865,206
Match Group, Inc. (b)(c)	53,190	2,662,160
Micro Focus International PLC - ADR	1	17
Nuance Communications, Inc. (b)	18,172	296,567
Okta, Inc. (b)	1,730	106,966
Oracle Corp.	3,100	150,598
PayPal Holdings, Inc. (b)	14,612	1,349,126
Pegasystems, Inc.	15,417	982,063
Proofpoint, Inc. (b)	409	48,528
PTC, Inc. (b)	6,730	672,596
Red Hat, Inc. (b)	153	22,603
RingCentral, Inc. - Class A (b)	1,228	114,388
Sabre Corp.	24,989	652,463
Salesforce.com, Inc. (b)	327	49,926
SS&C Technologies Holdings, Inc.	13,019	772,548
Symantec Corp.	68,105	1,372,997
Synopsys, Inc. (b)	24,074	2,458,918
Tableau Software, Inc. (b)	5,469	611,762
Take-Two Interactive Software, Inc. (b)	565	75,461
Teradata Corp. (b)	63,141	2,618,457
Total System Services, Inc.	22,083	2,145,143
Twitter, Inc. (b)	23,413	823,669
Tyler Technologies, Inc. (b)	2,901	716,402
Ultimate Software Group, Inc. (b)	1,735	537,277
Visa, Inc.	17,676	2,596,428
VMware, Inc. (b)	17,908	2,744,580
Western Union Co.	7,436	140,689
Worldpay, Inc. (b)	9,363	911,863
Zillow Group, Inc. - Class A (b)	912	43,867
Zynga, Inc. (b)	245,105	1,019,637

		122,581,386

Technology Hardware & Equipment - 8.3%
Amphenol Corp.	8,134	769,314
Apple, Inc.	163,818	37,289,891
ARRIS International PLC (a)(b)	15,014	389,013
Arrow Electronics, Inc. (b)	21,120	1,637,434
Avnet, Inc.	44,117	2,135,263
CDW Corp.	23,536	2,060,812
Cisco Systems, Inc.	100,773	4,813,926
Cognex Corp.	17,497	941,339
Coherent, Inc. (b)	6,587	1,255,482

	SHARES	FAIR VALUE
Technology Hardware & Equipment - 8.3% (continued)
CommScope Holding Co., Inc. (b)	8,086	$256,245
Corning, Inc.	56,269	1,885,574
Dolby Laboratories, Inc.	47,863	3,359,504
EchoStar Corp. (b)	16,667	800,016
F5 Networks, Inc. (b)	10,255	1,939,426
FLIR Systems, Inc.	47,924	3,006,752
Hewlett Packard Enterprise Co.	4,398	72,699
HP, Inc.	155,350	3,829,377
IPG Photonics Corp. (b)	807	141,612
Jabil Circuit, Inc.	29,840	882,070
Juniper Networks, Inc.	114,390	3,252,108
Keysight Technologies, Inc. (b)	23,411	1,519,140
Motorola Solutions, Inc.	7,797	1,000,823
National Instruments Corp.	29,329	1,400,460
NCR Corp. (b)	16,476	468,083
NetApp, Inc.	39,448	3,424,481
Trimble, Inc. (b)	21,965	924,727
Western Digital Corp.	34,626	2,189,748
Xerox Corp.	37,647	1,048,845
Zebra Technologies Corp. (b)	5,460	937,700

		83,631,864

Telecommunication Services - 0.5%
AT&T, Inc.	47,190	1,507,249
CenturyLink, Inc.	3,462	73,948
Frontier Communications Corp.	1	5
Telephone & Data Systems, Inc.	68,565	2,059,693
T-Mobile US, Inc. (b)	1,311	86,579
United States Cellular Corp. (b)	39,732	1,698,940

		5,426,414

Transportation - 2.0%
Alaska Air Group, Inc.	30,180	2,036,848
CH Robinson Worldwide, Inc.	13,029	1,251,826
Copa Holdings SA (a)	8,280	661,903
Delta Air Lines, Inc.	21,083	1,232,934
Expeditors International of Washington, Inc.	22,633	1,658,546
FedEx Corp.	400	97,580
Genesee & Wyoming, Inc. (b)	1,641	144,227
J.B. Hunt Transport Services, Inc.	13,378	1,615,394
JetBlue Airways Corp. (b)	85,647	1,634,145
Kirby Corp. (b)	11,274	984,220
Landstar System, Inc.	29,105	3,370,359
Old Dominion Freight Line, Inc.	7,663	1,167,841
Schneider National, Inc.	58,893	1,593,056
Southwest Airlines Co.	43,007	2,636,329
Union Pacific Corp.	700	105,434
United Continental Holdings, Inc. (b)	2,575	225,107

		20,415,749

Utilities - 0.6%
Aqua America, Inc.	1,543	57,369
Atmos Energy Corp.	2,453	226,240
Avangrid, Inc.	11,235	554,335
CenterPoint Energy, Inc.	3,691	102,573
Evergy, Inc.	10,986	626,751
Eversource Energy	1,888	117,868
Exelon Corp.	2,215	96,818
Hawaiian Electric Industries, Inc.	2,427	85,600
MDU Resources Group, Inc.	43,115	1,202,477
National Fuel Gas Co.	595	33,040
NiSource, Inc.	1,492	40,389
NRG Energy, Inc.	1,376	48,697
OGE Energy Corp.	1,446	53,256
PG&E Corp.	13,207	609,899
Pinnacle West Capital Corp.	7,192	564,932
UGI Corp.	12,477	674,382

	SHARES	FAIR VALUE
Utilities - 0.6% (continued)
Vectren Corp.	5,812	$413,814
Vistra Energy Corp. (b)	10,084	237,377
WEC Energy Group, Inc.	56	3,785
Xcel Energy, Inc.	7,307	351,101

		6,100,703

TOTAL COMMON STOCKS (Cost $803,819,338)		984,237,126

REAL ESTATE INVESTMENT TRUSTS - 0.2%
Diversified Financials - 0.0% (d)
AGNC Investment Corp.	3,873	73,664
Chimera Investment Corp.	1,089	20,288
MFA Financial, Inc.	656	5,025
Starwood Property Trust, Inc.	1,160	25,555
Two Harbors Investment Corp.	10,563	164,994

		289,526

Real Estate - 0.2%
Park Hotels & Resorts, Inc.	18,192	608,523
Prologis, Inc.	28,413	1,908,785

		2,517,308

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,629,825)		2,806,834

SHORT-TERM INVESTMENTS - 2.1%
Money Market Funds - 0.1%
Fidelity Investments Money Market Funds - Government Portfolio, 1.82% (e)	300,260	300,260
First American Government Obligations Fund, 1.84% (e)	300,259	300,259
First American Treasury Obligations Fund, 1.87% (e)	300,260	300,260
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 1.84% (e)	300,259	300,259
Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 1.85% (e)	300,259	300,259

		1,501,297

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 2.0%
1.852%, 09/06/2018 (f)(g)	$20,000,000	19,994,783

TOTAL SHORT-TERM INVESTMENTS (Cost $21,496,080)		21,496,080

	SHARES	FAIR VALUE
INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 1.4%
BlackRock Liquidity Funds FedFund Portfolio, 1.85% (e)	1,774,793	1,774,793
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 2.11% (e)	12,151,015	12,156,036

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $13,930,829)		13,930,829

TOTAL INVESTMENTS (Cost $841,876,072) - 101.1%		1,022,470,869

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1)%		(11,587,933)

TOTAL NET ASSETS - 100.0%		$1,010,882,936

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

PLC - Public Limited Company

(a)	Foreign issued security. Total foreign securities are $40,117,607 which represents 4.0% of net assets.
(b)	Non-income producing security.
(c)	This security or a portion of this security was out on loan as of August 31, 2018. Total loaned securities had a market value of $13,733,871 as of August 31, 2018.
(d)	Rounds to zero.
(e)	Rate shown is the 7-day effective yield.
(f)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(g)	This security or a portion of this security was held as collateral for derivative contracts as of August 31, 2018.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION
FUTURES CONTRACTS PURCHASED
S&P 500 E-mini Index, September 2018 Settlement	432	$62,685,360	$2,684,421

TOTAL FUTURES CONTRACTS PURCHASED		$62,685,360	$2,684,421

The accompanying footnotes are an integral part of these Schedules of Investments.

Total Return Swaps

Counterparty (a)	Reference Entity	Pay/Receive Total Return On Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)
A	Custom Basket Swap - Termination 9/14/2018 (c)	Pay	1-Month LIBOR USD	9/14/2018	Term	$3,662,784	1	$(93,625)
A	Custom Basket Swap - Termination 9/25/2018 (d)	Pay	1-Month LIBOR USD	9/25/2018	Term	32,769,555	1	(737,845)

						$36,432,339		$(831,470)

(a)	See Note 1.
(b)	The swaps accrue financing fees according to the relevant base financing rate which resets periodically, plus a fixed spread.
(c)	The constituents of this custom basket are not disclosed because the notional value of the custom basket is less than 1% of Net Assets.
(d)	Custom Basket Swap - Termination 9/25/2018 represents a swap on a basket of short equity positions. At August 31, 2018, all constituents and their weightings were as follows:

Equity Name	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)	Basket Weighting
Abbott Laboratories	$1,839,742	28,413	$(58,331)	5.61%
Accenture PLC - Class A	2,338,614	14,207	(62,026)	7.14%
Affiliated Managers Group	409,393	2,750	7,879	1.25%
Amazon.com, Inc.	6,026,944	3,200	(410,282)	18.39%
Apple, Inc.	2,547,579	11,847	(147,697)	7.77%
Arrow Electronics, Inc.	535,563	6,769	11,069	1.63%
CA, Inc.	730,314	16,712	(5,515)	2.23%
Exxon Mobil Corp.	3,626,180	46,000	(59,567)	11.07%
Fidelity National Financial	611,874	15,019	9,962	1.87%
Flir Systems, Inc.	818,011	13,327	(19,789)	2.50%
Leidos Holdings, Inc.	624,369	8,673	10,938	1.91%
Lincoln National Corp.	506,702	7,615	7,600	1.55%
Nasdaq, Inc.	1,051,603	11,365	(32,471)	3.21%
Park Hotels & Resorts, Inc.	602,519	18,192	(5,659)	1.84%
PG&E Corp.	473,820	10,600	(15,417)	1.45%
Pinnacle West Capital	587,371	7,192	22,775	1.79%
Prologis, Inc.	1,868,155	28,413	(39,562)	5.70%
Raytheon Company	2,279,819	11,365	14,487	6.96%
Rockwell Collins, Inc.	2,660,888	19,321	35,720	8.12%
Torchmark Corp.	622,635	6,981	9,222	1.90%
Twenty-First Century Fox - Class B	1,274,039	28,413	(976)	3.89%
Universal Health Services - Class B	733,421	5,712	(10,205)	2.24%

	$32,769,555		$(737,845)	100.00%

The accompanying footnotes are an integral part of these Schedules of Investments.

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2018 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS - 97.6%
Automobiles & Components - 1.3%
Cooper Tire & Rubber Co.	11,873	$342,536
Cooper-Standard Holdings, Inc. (a)	6,393	884,983
Dana Holding Corp.	14,477	283,315
Dorman Products, Inc. (a)	8,082	654,480
Fox Factory Holding Corp. (a)	9,985	659,509
Gentherm, Inc. (a)	3,601	177,169
LCI Industries	2,840	263,978
Modine Manufacturing Co. (a)	11,962	201,560
Shiloh Industries, Inc. (a)	11,100	99,678
Standard Motor Products, Inc.	18,605	944,576
Stoneridge, Inc. (a)	33,238	994,813
Strattec Security Corp.	6,029	206,795
Tenneco, Inc.	15,099	646,086
Tower International, Inc.	9,867	333,505
Unique Fabricating, Inc.	600	4,800
Winnebago Industries, Inc.	12,454	460,175

		7,157,958

Banks - 6.2%
1st Source Corp.	900	50,391
Access National Corp.	424	11,507
ACNB Corp.	243	8,699
American National Bankshares, Inc.	4,560	187,644
Ames National Corp.	613	18,543
Arrow Financial Corp.	4,430	174,320
Atlantic Capital Bancshares, Inc. (a)	4,796	87,527
BancFirst Corp.	4,870	310,706
BancorpSouth Bank	2,100	73,080
Bank of Commerce Holdings	1,800	23,220
Bank of Marin Bancorp	3,232	284,901
Bank of N.T. Butterfield & Son Ltd. (b)	7,228	381,928
BankFinancial Corp.	18,004	287,164
Banner Corp.	5,505	354,137
BCB Bancorp, Inc.	2,500	37,125
Beneficial Bancorp, Inc.	10,125	178,200
Berkshire Hills Bancorp, Inc.	6,903	291,652
Blue Hills Bancorp, Inc.	1,400	32,200
BofI Holding, Inc. (a)(c)	900	33,516
Boston Private Financial Holdings, Inc.	11,229	162,259
Brookline Bancorp, Inc.	15,177	275,463
Bryn Mawr Bank Corp.	4,323	210,962
C&F Financial Corp.	1,353	84,292
Cadence Bancorp	2,600	73,450
Camden National Corp.	2,707	123,818
Capital City Bank Group, Inc.	17,583	431,135
Cathay General Bancorp	4,531	191,661
CenterState Banks, Inc.	6,948	212,748
Central Pacific Financial Corp.	12,366	350,329
Central Valley Community Bancorp	11,717	253,204
Century Bancorp, Inc. - Class A	796	56,715
Charter Financial Corp.	7,606	189,465
Chemung Financial Corp.	4,790	201,180
Citizens & Northern Corp.	12,445	348,584
City Holding Co.	330	26,756
Civista Bancshares, Inc.	501	11,964
CNB Financial Corp.	1,992	61,413
CoBiz Financial, Inc.	14,675	338,259
Codorus Valley Bancorp, Inc.	830	25,971
Columbia Banking System, Inc.	5,727	241,966

	SHARES	FAIR VALUE
Banks - 6.2% (continued)
Community Bank System, Inc.	963	$63,683
Community Bankers Trust Corp. (a)	2,400	21,720
Community Trust Bancorp, Inc.	7,721	381,417
County Bancorp, Inc.	1,372	34,273
Customers Bancorp, Inc. (a)	7,057	174,308
CVB Financial Corp.	476	11,448
Entegra Financial Corp. (a)	100	2,750
Enterprise Bancorp, Inc.	1,730	62,228
Enterprise Financial Services Corp.	23	1,295
ESSA Bancorp, Inc.	950	15,276
Essent Group Ltd. (a)(b)	19,088	827,656
Farmers National Banc Corp.	10,028	158,944
FB Financial Corp.	400	17,592
Federal Agricultural Mortgage Corp. - Class C	2,183	168,244
Fidelity Southern Corp.	10,511	255,417
Financial Institutions, Inc.	2,695	87,049
First Bancorp NC	3,606	150,442
First Bancorp Puerto Rico (a)(b)	48,116	421,015
First Bancorp, Inc.	2,954	86,493
First Busey Corp.	14,525	465,526
First Business Financial Services, Inc.	9,948	220,448
First Commonwealth Financial Corp.	46,486	778,641
First Community Bancshares, Inc.	7,566	253,991
First Connecticut Bancorp, Inc.	2,743	86,953
First Defiance Financial Corp.	3,777	120,826
First Financial Bancorp	12,918	405,625
First Financial Bankshares, Inc. (c)	1,907	115,183
First Financial Corp.	2,765	142,259
First Financial Northwest, Inc.	1,127	19,677
First Foundation, Inc. (a)	200	3,236
First Guaranty Bancshares, Inc.	110	2,749
First Internet Bancorp	1,473	46,326
First Interstate BancSystem, Inc. - Class A	16,604	771,256
First Merchants Corp.	9,765	469,892
First Midwest Bancorp, Inc.	10,584	287,673
Flagstar Bancorp, Inc. (a)	485	16,029
Flushing Financial Corp.	5,257	136,261
Fulton Financial Corp.	25,226	459,113
German American Bancorp, Inc.	2,548	95,779
Glacier Bancorp, Inc.	11,359	518,879
Great Southern Bancorp, Inc.	1,857	110,120
Great Western Bancorp, Inc.	2,900	126,266
Green Bancorp, Inc.	11,120	266,880
Guaranty Bancorp	300	9,375
Hanmi Financial Corp.	9,088	237,197
HarborOne Bancorp, Inc. (a)	200	3,942
Heartland Financial USA, Inc.	13,382	813,626
Heritage Commerce Corp.	47,542	753,065
Heritage Financial Corp.	4,751	172,461
Home Bancorp, Inc.	1,602	73,292
Home BancShares, Inc.	12,786	299,320
HomeStreet, Inc. (a)	6,244	183,886
HomeTrust Bancshares, Inc. (a)	3,458	99,590
Hope Bancorp, Inc.	16,413	287,392
Horizon Bancorp	4,011	81,945
Independent Bank Corp. - Massachusetts	1,862	169,628
Independent Bank Corp. - Michigan	11,427	285,104
International Bancshares Corp.	500	23,425
Investar Holding Corp.	100	2,745
Kearny Financial Corp.	2,182	29,893
Lakeland Bancorp, Inc.	16,254	313,702
Lakeland Financial Corp.	3,196	157,467
Legacy Texas Financial Group, Inc.	168	7,773
Macatawa Bank Corp.	13,628	169,941

	SHARES	FAIR VALUE
Banks - 6.2% (continued)
MB Financial, Inc.	2,879	$139,516
MBT Financial Corp.	27,850	304,958
Mercantile Bank Corp.	300	10,623
Meridian Bancorp, Inc.	8,368	149,787
Meta Financial Group, Inc.	2,363	204,636
MGIC Investment Corp. (a)	103,923	1,321,901
MidSouth Bancorp, Inc.	7,035	107,987
MidWestOne Financial Group, Inc.	1,956	65,604
MutualFirst Financial, Inc.	200	7,600
National Bank Holdings Corp. - Class A	201	8,070
National Bankshares, Inc.	1,927	88,642
National Commerce Corp. (a)	1,513	66,572
NBT Bancorp, Inc.	3,842	155,524
Nicolet Bankshares, Inc. (a)	200	11,072
NMI Holdings, Inc. - Class A (a)	18,091	390,766
Northeast Bancorp	3,200	69,760
Northfield Bancorp, Inc.	2,034	33,114
Northrim BanCorp, Inc.	8,475	377,561
Northwest Bancshares, Inc.	75,511	1,375,810
Ocwen Financial Corp. (a)	1,760	7,357
OFG Bancorp (b)	32,778	531,004
Old Second Bancorp, Inc.	11,164	172,484
Opus Bank	4,322	122,529
Oritani Financial Corp.	7,258	117,580
Parke Bancorp, Inc.	420	9,681
Peapack Gladstone Financial Corp.	8,693	290,433
Penns Woods Bancorp, Inc.	600	27,168
Peoples Bancorp, Inc.	2,973	106,612
People’s Utah Bancorp	3,827	138,346
PHH Corp. (a)	600	6,510
Preferred Bank	3,036	185,834
Premier Financial Bancorp, Inc.	15,248	297,336
Provident Financial Services, Inc.	16,528	417,001
QCR Holdings, Inc.	3,114	135,459
Renasant Corp.	19,847	926,656
Republic Bancorp, Inc. - Class A	5,805	282,181
Riverview Bancorp, Inc.	4,200	41,370
S&T Bancorp, Inc.	4,061	189,486
Sandy Spring Bancorp, Inc.	1,368	53,352
Shore Bancshares, Inc.	13,596	255,469
SI Financial Group, Inc.	400	5,540
Sierra Bancorp	10,150	301,151
Simmons First National Corp.	2,496	78,874
South State Corp.	1,102	90,860
Southern First Bancshares, Inc. (a)	460	19,136
Southern Missouri Bancorp, Inc.	2,090	83,600
State Bank Financial Corp.	6,821	222,228
Stock Yards Bancorp, Inc.	6,918	267,727
Territorial Bancorp, Inc.	8,415	251,440
The Bancorp, Inc. (a)	33,728	338,292
Timberland Bancorp, Inc.	2,452	87,071
Towne Bank	1,800	58,680
TriCo Bancshares	7,892	306,841
TrustCo Bank Corp NY	89,429	827,218
Trustmark Corp.	18,886	670,075
UMB Financial Corp.	4,931	371,008
Union Bankshares Corp.	4,145	172,432
United Community Banks, Inc.	8,535	258,952
United Community Financial Corp.	4,185	43,315
United Financial Bancorp, Inc.	9,360	166,327
Unity Bancorp, Inc.	500	12,200
Univest Corp of Pennsylvania	600	17,100
Valley National Bancorp	1	12
Walker & Dunlop, Inc.	10,546	574,757

	SHARES	FAIR VALUE
Banks - 6.2% (continued)
Waterstone Financial, Inc.	11,162	$188,638
WesBanco, Inc.	6,793	335,235
West Bancorporation, Inc.	6,896	166,538
Western New England Bancorp, Inc.	6,192	65,945
WSFS Financial Corp.	4,455	217,404

		35,135,608

Capital Goods - 12.5%
AAON, Inc.	13,185	532,674
AAR Corp.	13,875	647,546
Advanced Drainage Systems, Inc.	29,317	919,088
Aegion Corp. (a)	20,636	515,075
Aerojet Rocketdyne Holdings, Inc. (a)	17,097	600,276
Aerovironment, Inc. (a)	2,200	193,512
Alamo Group, Inc.	6,082	579,615
Albany International Corp.	500	38,575
Allied Motion Technologies, Inc.	11,792	575,921
Altra Industrial Motion Corp.	5,873	229,341
Apogee Enterprises, Inc.	9,431	464,194
Applied Industrial Technologies, Inc.	19,354	1,491,226
Argan, Inc.	11,875	472,625
Armstrong Flooring, Inc. (a)	35,936	629,239
Astec Industries, Inc.	10,896	530,090
Astronics Corp. (a)	15,688	682,585
Atkore International Group, Inc. (a)	16,602	454,563
Axon Enterprise, Inc. (a)	1,509	103,004
AZZ, Inc.	3,769	202,584
Babcock & Wilcox Enterprises, Inc. (a)	4,200	5,880
Barnes Group, Inc.	13,191	897,779
Beacon Roofing Supply, Inc. (a)	4,738	175,685
Blue Bird Corp. (a)	28,702	658,711
BMC Stock Holdings, Inc. (a)	38,418	864,405
Briggs & Stratton Corp.	14,864	299,658
Builders FirstSource, Inc. (a)	55,261	863,177
Caesarstone Ltd. (b)(c)	18,949	359,084
Chart Industries, Inc. (a)	3,156	238,436
Columbus McKinnon Corp.	20,120	855,704
Comfort Systems USA, Inc.	17,514	1,005,304
Commercial Vehicle Group, Inc. (a)	23,214	226,569
Continental Building Products, Inc. (a)	17,071	636,748
CSW Industrials, Inc. (a)	7,549	422,744
Cubic Corp.	7,703	583,117
DMC Global, Inc.	23,700	930,225
Ducommun, Inc. (a)	14,982	609,618
DXP Enterprises, Inc. (a)	7,058	323,892
Dycom Industries, Inc. (a)	5,293	444,136
EMCOR Group, Inc.	36,657	2,936,226
Encore Wire Corp.	8,688	436,572
Energy Recovery, Inc. (a)	3,100	30,039
EnerSys	8,448	701,100
Engility Holdings, Inc. (a)	3,485	120,964
EnPro Industries, Inc.	1,202	90,234
EnviroStar, Inc.	1,300	61,425
ESCO Technologies, Inc.	521	35,246
Esterline Technologies Corp. (a)	9,733	836,551
Evoqua Water Technologies Corp. (a)	24,678	478,260
Federal Signal Corp.	26,915	700,597
Foundation Building Materials, Inc. (a)	26,417	364,819
Franklin Electric Co., Inc.	9,005	440,344
FreightCar America, Inc. (a)	28,305	478,638
Gencor Industries, Inc. (a)	22,101	285,103
Generac Holdings, Inc. (a)	8,107	449,857
Gibraltar Industries, Inc. (a)	7,426	337,140
Global Brass & Copper Holdings, Inc.	9,295	358,322
GMS, Inc. (a)	35,597	884,585

	SHARES	FAIR VALUE
Capital Goods - 12.5% (continued)
Graham Corp.	13,178	$366,480
Granite Construction, Inc.	7,877	359,821
Griffon Corp.	4,798	87,563
Harsco Corp. (a)	35,710	1,008,807
HC2 Holdings, Inc. (a)	26,170	164,086
Hillenbrand, Inc.	35,992	1,840,991
Hurco Cos., Inc.	10,234	439,039
Hyster-Yale Materials Handling, Inc.	4,683	288,941
IES Holdings, Inc. (a)	9,030	172,924
Insteel Industries, Inc.	16,131	618,624
JELD-WEN Holding, Inc. (a)	4,883	118,755
Kadant, Inc.	8,948	904,195
Kaman Corp. (c)	23,061	1,503,808
KBR, Inc.	11,948	250,669
KLX, Inc. (a)	8,698	642,260
Kratos Defense & Security Solutions, Inc. (a)	591	7,896
L3 Technologies, Inc.	6,033	1,289,373
Lawson Products, Inc. (a)	16,973	571,990
LB Foster Co. (a)	2,399	54,577
Lindsay Corp.	724	69,337
Lydall, Inc. (a)	4,243	181,600
Masonite International Corp. (a)(b)	6,098	408,261
MasTec, Inc. (a)	4,185	183,303
Meritor, Inc. (a)	10,250	222,015
Milacron Holdings Corp. (a)	9,997	211,936
Miller Industries, Inc.	11,716	337,421
Moog, Inc. - Class A	11,281	890,184
MRC Global, Inc. (a)	4,050	83,470
Mueller Industries, Inc.	17,010	543,810
Mueller Water Products, Inc. - Class A	7,132	82,517
MYR Group, Inc. (a)	15,240	529,895
National Presto Industries, Inc. (c)	4,612	611,551
NCI Building Systems, Inc. (a)	41,471	700,860
Nexeo Solutions, Inc. (a)	12,405	124,174
Northwest Pipe Co. (a)	1,000	18,060
NOW, Inc. (a)	1,121	19,270
NV5 Global, Inc. (a)	2,388	211,219
Omega Flex, Inc.	2,704	239,980
Orion Group Holdings, Inc. (a)	63,005	543,103
Park-Ohio Holdings Corp.	2,548	105,615
Patrick Industries, Inc. (a)	8,625	552,000
PGT Innovations, Inc. (a)	17,762	431,617
Powell Industries, Inc.	19,823	776,070
Preformed Line Products Co.	2,500	204,250
Primoris Services Corp.	39,891	999,668
Proto Labs, Inc. (a)	3,792	589,466
Quanex Building Products Corp.	22,151	363,276
Raven Industries, Inc.	7,359	356,176
Raytheon Co.	4,788	954,919
RBC Bearings, Inc. (a)	800	119,848
REV Group, Inc.	2,886	49,091
Rexnord Corp. (a)	10,598	307,660
Rockwell Collins, Inc.	17,481	2,376,542
Rush Enterprises, Inc. - Class A	23,204	996,844
Rush Enterprises, Inc. - Class B	5,322	235,765
Simpson Manufacturing Co., Inc.	20,839	1,599,810
SiteOne Landscape Supply, Inc. (a)	9,510	859,419
Spartan Motors, Inc.	66,333	958,512
Sparton Corp. (a)	26,531	338,801
SPX Corp. (a)	5,545	188,475
SPX FLOW, Inc. (a)	1,100	52,734
Standex International Corp.	677	73,048
Sterling Construction Co., Inc. (a)	7,500	109,125
Systemax, Inc.	53,230	1,942,895

	SHARES	FAIR VALUE
Capital Goods - 12.5% (continued)
Tennant Co.	4,123	$315,616
The Eastern Co.	2,200	64,900
The Gorman-Rupp Co.	19,505	715,053
The Greenbrier Companies, Inc.	3,493	202,594
Thermon Group Holdings, Inc. (a)	17,744	475,539
Titan Machinery, Inc. (a)	31,052	560,799
TPI Composites, Inc. (a)	4,848	135,889
Trex Co., Inc. (a)	6,446	545,976
TriMas Corp. (a)	24,865	763,355
Triumph Group, Inc.	12,732	264,826
Tutor Perini Corp. (a)	7,746	157,631
Twin Disc, Inc. (a)	1,000	25,550
Universal Forest Products, Inc.	21,013	787,147
Vectrus, Inc. (a)	16,017	525,678
Veritiv Corp. (a)	11,274	538,333
Vicor Corp. (a)	16,479	1,029,114
Wabash National Corp. (c)	14,698	268,092
Watts Water Technologies, Inc. - Class A	11,334	934,488
Wesco Aircraft Holdings, Inc. (a)	10,902	132,459
Woodward, Inc.	9,151	737,205

		71,913,262

Commercial & Professional Services - 7.7%
ABM Industries, Inc.	3,093	98,110
Acacia Research Corp. (a)	57,326	223,571
ACCO Brands Corp.	48,063	595,981
Advanced Disposal Services, Inc. (a)	2,391	63,792
ARC Document Solutions, Inc. (a)	31,083	100,087
ASGN, Inc. (a)	17,967	1,663,565
Barrett Business Services, Inc.	8,657	649,535
BG Staffing, Inc.	6,842	166,671
Brady Corp. - Class A	40,360	1,632,562
Casella Waste Systems, Inc. (a)	11,426	324,270
CBIZ, Inc. (a)	48,649	1,162,711
CECO Environmental Corp.	70,573	595,636
Cimpress, N.V. (a)(b)	1,659	232,260
CompX International, Inc.	100	1,350
CRA International, Inc.	14,063	803,841
Deluxe Corp.	15,964	945,388
Ennis, Inc.	40,196	876,273
Essendant, Inc.	21,800	314,574
Exponent, Inc.	12,616	660,448
Forrester Research, Inc.	14,125	694,950
Franklin Covey Co. (a)	25,459	651,750
FTI Consulting, Inc. (a)	13,344	1,017,080
GP Strategies Corp. (a)	7,838	149,314
Healthcare Services Group, Inc.	24,480	1,008,821
Heidrick & Struggles International, Inc.	33,642	1,486,976
Heritage-Crystal Clean, Inc. (a)	25,678	598,297
Herman Miller, Inc.	36,990	1,416,717
HNI Corp.	23,259	1,025,722
Huron Consulting Group, Inc. (a)	4,388	217,206
ICF International, Inc.	19,356	1,580,417
InnerWorkings, Inc. (a)	76,947	601,726
Insperity, Inc.	14,102	1,690,125
Interface, Inc.	50,953	1,199,943
Kelly Services, Inc.	37,702	950,467
Kforce, Inc.	38,897	1,635,619
Kimball International, Inc. - Class B	67,149	1,173,093
Knoll, Inc.	30,886	727,057
Korn/Ferry International	11,306	758,972
LSC Communications, Inc.	13,840	169,263
Matthews International Corp. - Class A	6,098	316,486
McGrath RentCorp.	13,545	785,610
Mistras Group, Inc. (a)	10,224	233,210

	SHARES	FAIR VALUE
Commercial & Professional Services - 7.7% (continued)
MSA Safety, Inc.	12,710	$1,284,854
Navigant Consulting, Inc. (a)	37,055	885,244
NL Industries, Inc. (a)	21,336	168,554
PICO Holdings, Inc.	21,465	256,507
Pitney Bowes, Inc.	10,496	76,201
Quad Graphics, Inc.	29,159	663,951
Reis, Inc.	9,550	220,128
Resources Connection, Inc.	41,094	680,106
RR Donnelley & Sons Co.	3,622	18,327
SP Plus Corp. (a)	26,498	1,030,772
Steelcase, Inc. - Class A	64,785	945,861
Team, Inc. (a)	600	13,980
Tetra Tech, Inc.	19,013	1,327,107
The Brink’s Co.	9,703	728,695
TriNet Group, Inc. (a)	16,243	959,474
TrueBlue, Inc. (a)	37,014	1,084,510
UniFirst Corp.	7,864	1,456,413
US Ecology, Inc.	1,328	96,612
Viad Corp.	9,919	611,010
VSE Corp.	7,176	276,850
WageWorks, Inc. (a)	300	16,050
Willdan Group, Inc. (a)	5,711	179,154

		44,179,806

Consumer Durables & Apparel - 6.0%
Acushnet Holdings Corp.	46,614	1,260,909
American Outdoor Brands Corp. (a)	13,247	185,855
AV Homes, Inc. (a)	23,466	503,346
Bassett Furniture Industries, Inc.	15,874	370,658
Beazer Homes USA, Inc. (a)	11,408	146,136
Callaway Golf Co.	54,533	1,243,898
Cavco Industries, Inc. (a)	1,528	374,971
Century Communities, Inc. (a)	4,244	124,137
Clarus Corp.	300	3,105
Crocs, Inc. (a)	72,746	1,502,932
Culp, Inc.	10,148	257,252
Deckers Outdoor Corp. (a)	15,337	1,868,660
Escalade, Inc.	6,351	84,468
Ethan Allen Interiors, Inc.	10,715	238,409
Flexsteel Industries, Inc.	11,305	403,362
Fossil Group, Inc. (a)	47,626	1,079,681
G-III Apparel Group Ltd. (a)	21,849	993,693
GoPro, Inc. - Class A (a)	13,791	88,400
Green Brick Partners, Inc. (a)	13,694	143,102
Hamilton Beach Brands Holding Co.	13,494	312,386
Helen of Troy Ltd. (a)(b)	12,547	1,492,466
Hooker Furniture Corp.	15,177	638,193
Hovnanian Enterprises, Inc. - Class A (a)	31,897	49,759
Installed Building Products, Inc. (a)	76	3,538
iRobot Corp. (a)	4,793	544,005
Johnson Outdoors, Inc. - Class A	14,799	1,498,843
KB Home	11,870	294,969
La-Z-Boy, Inc.	33,187	1,103,468
Lifetime Brands, Inc.	14,096	164,218
M/I Homes, Inc. (a)	2,444	63,324
Malibu Boats, Inc. - Class A (a)	20,584	992,355
Marine Products Corp.	3,478	68,308
MCBC Holdings, Inc. (a)	25,614	706,178
MDC Holdings, Inc.	1,861	58,994
Michael Kors Holdings Ltd. (a)(b)	12,762	926,776
Movado Group, Inc.	25,831	1,100,401
Nautilus, Inc. (a)	37,070	543,075
Oxford Industries, Inc.	11,513	1,071,745
Perry Ellis International, Inc. (a)	31,591	869,700
Steven Madden Ltd.	36,487	2,121,719

	SHARES	FAIR VALUE
Consumer Durables & Apparel - 6.0% (continued)
Sturm Ruger & Co., Inc.	6,696	$438,253
Superior Uniform Group, Inc.	6,989	132,442
Taylor Morrison Home Corp. - Class A (a)	60,175	1,171,006
The New Home Co., Inc. (a)	2,595	22,784
TopBuild Corp. (a)	14,527	904,742
TRI Pointe Group, Inc. (a)	39,571	573,384
Tupperware Brands Corp.	23,651	769,131
Unifi, Inc. (a)	4,612	146,708
Vera Bradley, Inc. (a)	92,704	1,359,041
Vista Outdoor, Inc. (a)	29,945	553,084
William Lyon Homes (a)	2,800	54,796
Wolverine World Wide, Inc.	41,222	1,615,078
ZAGG, Inc. (a)	51,833	839,695

		34,077,538

Consumer Services - 4.0%
Adtalem Global Education, Inc. (a)	34,206	1,636,757
American Public Education, Inc. (a)	17,854	620,426
Biglari Holdings, Inc. - Class A (a)	71	68,027
Biglari Holdings, Inc. - Class B (a)	717	141,643
BJ’s Restaurants, Inc.	8,951	677,591
Bloomin’ Brands, Inc.	42,747	825,017
Bojangles’, Inc. (a)	11,598	169,331
Brinker International, Inc. (c)	17,660	781,985
Cambium Learning Group, Inc. (a)	10,554	141,213
Career Education Corp. (a)	52,101	831,011
Carriage Services, Inc.	6,163	140,331
Carrols Restaurant Group, Inc. (a)	9,837	155,425
Century Casinos, Inc. (a)	35,721	285,768
Chegg, Inc. (a)	400	12,952
Churchill Downs, Inc.	790	223,254
Chuy’s Holdings, Inc. (a)	7,427	215,012
Cracker Barrel Old Country Store, Inc. (c)	4,337	646,603
Dave & Buster’s Entertainment, Inc. (a)	100	5,817
Del Frisco’s Restaurant Group, Inc. (a)	32,713	309,138
Del Taco Restaurants, Inc. (a)	13,332	172,383
Denny’s Corp. (a)	34,219	515,680
DineEquity, Inc.	400	33,368
El Pollo Loco Holdings, Inc. (a)	5,564	66,212
Eldorado Resorts, Inc. (a)	3,706	178,073
Fiesta Restaurant Group, Inc. (a)	15,190	436,712
Golden Entertainment, Inc. (a)	1,312	38,061
Houghton Mifflin Harcourt Co. (a)	47,225	304,601
ILG, Inc.	9,579	326,931
International Speedway Corp. - Class A	17,828	787,106
J Alexander’s Holdings, Inc. (a)	29,110	360,964
Jack in the Box, Inc.	700	63,448
K12, Inc. (a)	44,223	732,333
Laureate Education, Inc. - Class A (a)	1,800	28,746
Luby’s, Inc. (a)	28,320	57,206
Marriott Vacations Worldwide Corp.	1,117	132,923
Monarch Casino & Resort, Inc. (a)	7,857	369,672
Papa John’s International, Inc. (c)	3,099	142,926
Penn National Gaming, Inc. (a)	25,945	894,065
Pinnacle Entertainment, Inc. (a)	21,718	743,624
Potbelly Corp. (a)	54,493	738,380
RCI Hospitality Holdings, Inc.	1,400	45,402
Red Robin Gourmet Burgers, Inc. (a)	9,876	407,879
Regis Corp. (a)	68,830	1,472,274
Ruth’s Hospitality Group, Inc.	34,024	1,047,939
Sonic Corp.	1,986	71,218
Speedway Motorsports, Inc.	27,480	491,617
Strategic Education, Inc.	6,335	879,108
Texas Roadhouse, Inc.	14,567	1,004,395
The Cheesecake Factory, Inc. (c)	22,764	1,210,362

	SHARES	FAIR VALUE
Consumer Services - 4.0% (continued)
The Habit Restaurants, Inc. - Class A (a)	78	$1,291
Weight Watchers International, Inc. (a)	16,938	1,268,656

		22,910,856

Diversified Financials - 2.8%
Artisan Partners Asset Management, Inc.	23,184	768,550
B. Riley Financial, Inc.	1,315	30,113
Banco Latinoamericano de Comercio Exterior, S.A. (b)	10,424	215,464
Blucora, Inc. (a)	15,770	570,874
BrightSphere Investment Group PLC (b)	2,525	32,042
Cannae Holdings, Inc. (a)	41,052	798,051
Cohen & Steers, Inc.	11,445	475,769
Diamond Hill Investment Group, Inc.	131	24,443
Donnelley Financial Solutions, Inc. (a)	10,251	214,143
Enova International, Inc. (a)	23,455	778,706
EZCORP, Inc. - Class A (a)	56,969	632,356
Federated Investors, Inc.	51,521	1,193,226
FirstCash, Inc.	10,424	847,471
GAIN Capital Holdings, Inc.	1,330	9,802
GAMCO Investors, Inc. - Class A	16,976	438,830
Green Dot Corp. - Class A (a)	16,063	1,376,117
Greenhill & Co., Inc.	3,351	92,152
Hamilton Lane, Inc.	7,200	351,216
Hennessy Advisors, Inc.	784	11,368
Houlihan Lokey, Inc.	27,683	1,301,931
Investment Technology Group, Inc.	14,870	325,356
Ladenburg Thalmann Financial Services, Inc.	22,519	77,691
Manning & Napier, Inc.	552	1,601
Marlin Business Services Corp.	23,842	681,881
Moelis & Co.	23,796	1,381,358
NASDAQ OMX Group, Inc.	4,788	456,967
NewStar Financial, Inc. (a)(d)	4,220	2,279
On Deck Capital, Inc. (a)(c)	15,001	123,308
Oppenheimer Holdings, Inc. - Class A	3,070	95,784
Piper Jaffray Cos.	4,407	339,339
PJT Partners, Inc. - Class A	1,256	72,748
Pzena Investment Management, Inc. - Class A	54,214	492,263
Regional Management Corp. (a)	3,054	101,790
Silvercrest Asset Management Group, Inc. - Class A	13,241	209,870
SLM Corp. (a)	47,339	554,813
Stifel Financial Corp.	34	1,900
Sutherland Asset Management Corp.	200	3,430
Virtus Investment Partners, Inc.	385	49,665
Waddell & Reed Financial, Inc. - Class A (c)	49,706	995,114
Westwood Holdings Group, Inc.	4,447	255,836
World Acceptance Corp. (a)	2,282	270,668

		16,656,285

Energy - 3.2%
Adams Resources & Energy, Inc.	7,716	354,164
Andeavor	5,689	869,222
Arch Coal, Inc.	7,383	654,651
Archrock, Inc.	2,240	28,336
C&J Energy Services, Inc. (a)	1,800	37,710
Cloud Peak Energy, Inc. (a)	40,525	95,639
Consol Energy, Inc. (a)	8,836	379,064
Covia Holdings Corp. (a)	340	3,852
CVR Energy, Inc.	20,112	765,262
Dawson Geophysical Co. (a)	36,011	223,268
Delek US Holdings, Inc.	28,275	1,540,988
Diamond Offshore Drilling, Inc. (a)	100	1,742
Dorian LPG Ltd. (a)(b)	6,933	52,830
Dril-Quip, Inc. (a)	8,800	463,320
Era Group, Inc. (a)	13,101	156,426
Evolution Petroleum Corp.	24,790	249,140
Exterran Corp. (a)	3,423	93,756

	SHARES	FAIR VALUE
Energy - 3.2% (continued)
Exxon Mobil Corp.	46,000	$3,687,820
Frank’s International NV (a)(b)	1,800	15,894
Hallador Energy Co.	8,230	50,285
HollyFrontier Corp.	2,000	149,040
Independence Contract Drilling, Inc. (a)	4,141	18,096
International Seaways, Inc. (a)(b)	3,183	65,315
Key Energy Services, Inc. (a)	400	5,344
Mammoth Energy Services, Inc.	14,255	391,727
Matrix Service Co. (a)	39,783	831,465
McDermott International, Inc. (b)(a)	4,966	96,042
NACCO Industries, Inc. - Class A	7,247	254,732
Natural Gas Services Group, Inc. (a)	10,769	237,995
Oceaneering International, Inc. (a)	4,294	121,391
Oil States International, Inc. (a)	646	21,867
Overseas Shipholding Group, Inc. - Class A (a)	17,780	60,985
Par Pacific Holdings, Inc. (a)	14,086	286,087
Peabody Energy Corp.	26,221	1,083,190
Penn Virginia Corp. (a)	100	8,894
ProPetro Holding Corp. (a)	1,600	24,352
Renewable Energy Group, Inc. (a)	32,620	879,109
REX American Resources Corp. (a)	6,652	536,018
RigNet, Inc. (a)(c)	27,053	440,964
Ring Energy, Inc. (a)	1,900	22,420
Rowan Cos. PLC (a)(b)	900	12,636
Select Energy Services, Inc. (a)	2,000	27,300
Teekay Tankers Ltd. - Class A (b)	21,513	23,234
Tellurian, Inc. (a)	400	3,868
TETRA Technologies, Inc. (a)	25,137	115,379
Valero Energy Corp.	10,815	1,274,872
World Fuel Services Corp.	45,822	1,284,391

		18,000,082

Food & Staples Retailing - 1.9%
Ingles Markets, Inc. - Class A	14,192	510,202
Natural Grocers by Vitamin Cottage, Inc. (a)	43,694	848,101
Performance Food Group Co. (a)	68,822	2,278,008
PriceSmart, Inc.	7,581	658,410
Rite Aid Corp. (a)(c)	641,565	878,944
Smart & Final Stores, Inc. (a)	80,168	561,176
SpartanNash Co.	38,242	816,467
SUPERVALU, Inc. (a)	15,954	515,155
The Andersons, Inc.	2,918	119,200
The Chefs’ Warehouse, Inc. (a)	33,012	970,553
United Natural Foods, Inc. (a)	35,138	1,247,750
Village Super Market, Inc. - Class A	14,384	419,725
Weis Markets, Inc.	24,461	1,139,638

		10,963,329

Food, Beverage & Tobacco - 1.9%
Alliance One International, Inc. (a)	4,870	86,199
Boston Beer Company, Inc. - Class A (a)	1,364	413,497
Calavo Growers, Inc.	4,873	515,807
Cal-Maine Foods, Inc.	11,475	567,439
Coca-Cola Bottling Co.	2,779	471,207
Craft Brew Alliance, Inc. (a)	10,018	189,841
Darling Ingredients, Inc. (a)	42,568	841,995
Dean Foods Co.	77,876	593,415
Farmer Brothers Co. (a)	310	8,990
Fresh Del Monte Produce, Inc. (b)	9,281	347,481
Hostess Brands, Inc. (a)	6,594	77,545
J&J Snack Foods Corp.	5,092	740,886
John B Sanfilippo & Son, Inc.	6,654	486,208
Lancaster Colony Corp.	5,403	844,327
Landec Corp. (a)	30,769	413,843
Lifeway Foods, Inc. (a)	12,172	43,819
MGP Ingredients, Inc.	300	23,133

	SHARES	FAIR VALUE
Food, Beverage & Tobacco - 1.9% (continued)
Pinnacle Foods, Inc.	16,872	$1,120,638
Sanderson Farms, Inc.	9,898	1,046,812
Seneca Foods Corp. - Class A (a)	4,363	140,925
Tootsie Roll Industries, Inc. (c)	8,296	238,925
Turning Point Brands, Inc.	5,700	191,862
Tyson Foods, Inc.	14,379	903,145
Universal Corp.	9,200	550,160
Vector Group Ltd.	10,294	159,866

		11,017,965

Health Care Equipment & Services - 6.5%
Abbott Laboratories	11,969	800,008
Addus HomeCare Corp. (a)	8,265	536,398
Amedisys, Inc. (a)	11,584	1,448,116
American Renal Associates Holdings, Inc. (a)	18,662	409,631
AMN Healthcare Services, Inc. (a)	18,137	1,057,387
AngioDynamics, Inc. (a)	39,608	888,011
Anika Therapeutics, Inc. (a)	11,003	455,414
AtriCure, Inc. (a)	1,100	38,005
Atrion Corp.	430	281,671
Avanos Medical, Inc. (a)	7,249	522,653
AxoGen, Inc. (a)	4,880	213,988
BioScrip, Inc. (a)	100	290
BioTelemetry, Inc. (a)	1,014	62,665
Brookdale Senior Living, Inc. (a)	66,901	663,658
Cardiovascular Systems, Inc. (a)	1,100	42,383
Civitas Solutions, Inc. (a)	22,646	362,336
Computer Programs & Systems, Inc.	1,000	27,300
CONMED Corp.	6,650	534,859
CorVel Corp. (a)	10,728	637,780
Cross Country Healthcare, Inc. (a)	64,352	644,164
CryoLife, Inc. (a)	2,250	78,075
Cutera, Inc. (a)	13,884	472,056
Diplomat Pharmacy, Inc. (a)	56,590	1,169,149
Express Scripts Holding Co. (a)	21,408	1,884,332
FONAR Corp. (a)	5,300	138,860
Genesis Healthcare, Inc. (a)	26,489	46,886
Glaukos Corp. (a)(c)	7,310	499,785
Globus Medical, Inc. - Class A (a)	26,652	1,419,752
Haemonetics Corp. (a)	15,117	1,687,662
HealthStream, Inc.	17,979	570,474
HMS Holdings Corp. (a)	4,227	135,475
Inogen, Inc. (a)	2,420	641,082
Inovalon Holdings, Inc. (a)(c)	15,170	166,870
Invacare Corp.	14,442	219,518
iRadimed Corp. (a)	26,141	718,877
K2M Group Holdings, Inc. (a)	1,000	27,340
LeMaitre Vascular, Inc.	12,711	476,790
LHC Group, Inc. (a)	14,636	1,447,939
LivaNova PLC (a)(b)	7,305	917,143
Magellan Health, Inc. (a)	8,559	629,086
Meridian Bioscience, Inc.	37,735	592,440
Merit Medical Systems, Inc. (a)	1,200	70,620
National HealthCare Corp.	8,633	665,345
National Research Corp. - Class A	15,594	610,505
Natus Medical, Inc. (a)	6,812	254,088
Neogen Corp. (a)	4,555	425,619
NuVasive, Inc. (a)	2,565	180,037
Omnicell, Inc. (a)	2,814	193,463
OraSure Technologies, Inc. (a)	5,764	92,282
Orthofix Medical, Inc. (a)	10,934	585,625
Owens & Minor, Inc.	61,718	1,047,972
Patterson Cos., Inc. (c)	83,039	1,872,529
PetIQ, Inc. (a)	1,500	58,740
Quality Systems, Inc. (a)	60,593	1,386,974

	SHARES	FAIR VALUE
Health Care Equipment & Services - 6.5% (continued)
Quorum Health Corp. (a)	3,700	$16,835
R1 RCM, Inc. (a)	4,900	48,853
RadNet, Inc. (a)	31,750	439,738
RTI Surgical, Inc. (a)	60,734	271,785
Sientra, Inc. (a)	1,100	27,632
Simulations Plus, Inc.	2,984	62,216
STAAR Surgical Co. (a)	9,776	466,315
Surgery Partners, Inc. (a)	2,200	38,170
Surmodics, Inc. (a)	6,325	498,094
Tabula Rasa HealthCare, Inc. (a)	15,450	1,354,502
Tactile Systems Technology, Inc. (a)(c)	5,258	355,809
The Ensign Group, Inc.	21,460	838,442
The Providence Service Corp. (a)	8,994	603,857
Tivity Health, Inc. (a)	6,610	227,384
Triple-S Management Corp. - Class B (a)(b)	9,652	210,124
US Physical Therapy, Inc.	4,068	509,517
Utah Medical Products, Inc.	2,100	190,785
Varex Imaging Corp. (a)	3,917	122,994

		37,293,159

Household & Personal Products - 1.2%
Central Garden & Pet Co. (a)	16,255	645,323
Central Garden & Pet Co. - Class A (a)	19,710	716,064
Edgewell Personal Care Co. (a)	28,779	1,625,150
Inter Parfums, Inc.	18,855	1,231,232
Medifast, Inc.	1,618	370,118
Natural Health Trends Corp.	17,988	476,142
Nature’s Sunshine Products, Inc. (a)	16,616	149,544
Oil-Dri Corp of America	6,962	283,005
Spectrum Brands Holdings, Inc.	7,979	692,976
USANA Health Sciences, Inc. (a)	3,782	499,035
WD-40 Co.	1,159	205,665

		6,894,254

Insurance - 3.6%
Ambac Financial Group, Inc. (a)	480	10,142
American Equity Investment Life Holding Co.	22,355	829,147
AMERISAFE, Inc.	14,208	906,470
Citizens, Inc. (a)(c)	16,157	135,719
CNO Financial Group, Inc.	5,939	128,342
Crawford & Co. - Class B	21,804	190,131
Donegal Group, Inc. - Class A	36,819	532,035
eHealth, Inc. (a)	19,644	573,408
EMC Insurance Group, Inc.	16,187	415,682
Employers Holdings, Inc.	11,390	522,231
FBL Financial Group, Inc. - Class A	7,879	640,957
FedNat Holding Co.	2,962	77,901
Hallmark Financial Services, Inc. (a)	26,890	301,975
Health Insurance Innovations, Inc. (a)	9,878	522,546
Heritage Insurance Holdings, Inc. (c)	40,607	594,893
Horace Mann Educators Corp.	13,460	623,198
Independence Holding Co.	600	21,150
Investors Title Co.	316	61,304
James River Group Holdings Ltd. (b)	5,813	238,042
Kemper Corp.	19,873	1,616,669
Kingstone Cos., Inc.	3,600	66,780
Kinsale Capital Group, Inc.	11,357	690,165
Maiden Holdings Ltd. (b)	16,483	62,635
National General Holdings Corp.	56,435	1,541,240
National Western Life Group, Inc. - Class A	2,068	674,065
NI Holdings, Inc. (a)	700	11,816
Primerica, Inc.	1,106	135,208
ProAssurance Corp.	22,528	1,089,229
Protective Insurance Corp.	24,675	579,862
RLI Corp.	12,296	946,423
Safety Insurance Group, Inc.	11,690	1,130,423

	SHARES	FAIR VALUE
Insurance - 3.6% (continued)
Selective Insurance Group, Inc.	11,653	$748,123
State Auto Financial Corp.	4,202	131,901
Stewart Information Services Corp.	16,698	747,736
The Navigators Group, Inc.	11,237	786,590
Third Point Reinsurance Ltd. (a)(b)	71	951
Tiptree, Inc.	5,414	35,191
United Fire Group, Inc.	14,903	738,146
United Insurance Holdings Corp.	12,382	257,917
Universal Insurance Holdings, Inc.	21,403	954,574

		20,270,917

Materials - 3.8%
AdvanSix, Inc. (a)	2,499	84,566
AgroFresh Solutions, Inc. (a)	32,008	212,853
American Vanguard Corp.	22,284	488,020
Balchem Corp.	600	66,534
Boise Cascade Co.	23,183	1,013,097
Carpenter Technology Corp.	1,139	67,964
Century Aluminum Co. (a)	803	10,134
Chase Corp.	3,526	437,048
Commercial Metals Co.	30,885	667,116
Ferro Corp. (a)	7,782	170,815
Flotek Industries, Inc. (a)	1,900	4,731
Forterra, Inc. (a)	1,940	16,412
FutureFuel Corp.	57,918	858,924
Gold Resource Corp.	92,982	479,787
Greif, Inc. - Class A	12,312	679,376
Greif, Inc. - Class B	2,257	128,310
Hawkins, Inc.	9,539	393,961
HB Fuller Co.	1,570	89,474
Hecla Mining Co.	6,428	18,256
Ingevity Corp. (a)	800	80,808
Innophos Holdings, Inc.	1,131	49,436
Innospec, Inc.	4,889	379,386
Intrepid Potash, Inc. (a)	700	2,380
Kaiser Aluminum Corp.	2,316	253,810
KapStone Paper and Packaging Corp.	18,389	631,662
KMG Chemicals, Inc.	11,122	861,733
Kraton Corp. (a)	1,863	87,617
Kronos Worldwide, Inc.	8,639	173,903
Louisiana-Pacific Corp.	51,075	1,489,347
LyondellBasell Industries N.V. (b)	20,769	2,342,328
Materion Corp.	19,671	1,255,010
Minerals Technologies, Inc.	8,203	550,831
Myers Industries, Inc.	39,908	887,953
Neenah Paper, Inc.	2,389	217,996
Olympic Steel, Inc.	120	2,645
OMNOVA Solutions, Inc. (a)	14,218	128,673
PolyOne Corp.	22,944	969,613
Quaker Chemical Corp.	2,600	468,364
Schnitzer Steel Industries, Inc. - Class A	8,666	228,349
Schweitzer-Mauduit International, Inc.	6,294	256,103
Sensient Technologies Corp.	9,376	665,884
Stepan Co.	6,869	612,784
SunCoke Energy, Inc. (a)	19,727	220,153
Tahoe Resources, Inc. (a)(b)	42,192	145,141
Trecora Resources (a)	8,657	121,198
Tredegar Corp.	8,565	188,002
UFP Technologies, Inc. (a)	7,925	279,356
United States Lime & Minerals, Inc.	4,491	340,822
Valhi, Inc.	10,799	35,637
Verso Corp. (a)	29,104	913,575
Warrior Met Coal, Inc.	22,308	536,507
Worthington Industries, Inc.	7,792	362,951

		21,627,335

	SHARES	FAIR VALUE
Media - 2.2%
Beasley Broadcast Group, Inc.	900	$6,795
Entravision Communications Corp. - Class A	6,842	35,921
Eros International PLC (a)(b)	173	1,955
Gannett Co., Inc.	114,536	1,177,430
Hemisphere Media Group, Inc. (a)	19,597	268,479
IMAX Corp. (a)(b)	900	21,150
MDC Partners, Inc. - Class A (a)(b)	9,910	48,064
Meredith Corp.	1,282	66,215
MSG Networks, Inc. - Class A (a)	25,661	623,562
National CineMedia, Inc.	36,154	329,001
New Media Investment Group, Inc.	60,421	960,694
Reading International, Inc. - Class A (a)	1,528	24,601
Saga Communications, Inc. - Class A	2,135	81,130
Scholastic Corp.	24,459	1,028,256
Sinclair Broadcast Group, Inc. - Class A	1,878	54,368
TEGNA, Inc.	82,117	955,842
The EW Scripps Co. - Class A	1,784	26,171
The Marcus Corp.	1,972	80,063
The New York Times Co. - Class A	78,029	1,818,076
Tronc, Inc. (a)	40,468	667,722
Twenty-First Century Fox, Inc. - Class B	62,091	2,787,886
Urban One, Inc. (a)	25,850	56,870
Viacom, Inc. - Class B	26,324	770,767
World Wrestling Entertainment, Inc. - Class A	5,695	497,800

		12,388,818

Pharmaceuticals, Biotechnology & Life Sciences - 1.2%
Amphastar Pharmaceuticals, Inc. (a)	4,618	87,650
Assertio Therapeutics, Inc. (a)	31,260	199,439
Cambrex Corp. (a)	15,022	1,012,483
Codexis, Inc. (a)	400	6,880
Corcept Therapeutics, Inc. (a)	29,204	438,644
Enzo Biochem, Inc. (a)	9,573	43,940
Horizon Pharma PLC (a)(b)	6,300	133,182
Innoviva, Inc. (a)	28,385	412,150
Intersect ENT, Inc. (a)	9,274	271,728
IQVIA Holdings, Inc. (a)	7,586	964,105
Luminex Corp.	24,385	687,901
Medpace Holdings, Inc. (a)	9,273	554,433
NeoGenomics, Inc. (a)	32,067	444,128
Pfizer, Inc.	21,630	898,077
Phibro Animal Health Corp. - Class A	16,646	785,691
Prestige Brands Holdings, Inc. (a)	2,200	84,700
Supernus Pharmaceuticals, Inc. (a)	500	22,150

		7,047,281

Real Estate - 0.6%
Altisource Portfolio Solutions, S.A. (b)(a)(c)	3,775	136,466
Forestar Group, Inc. (a)	3,362	86,403
HFF, Inc. - Class A	12,547	569,759
Marcus & Millichap, Inc. (a)	25,752	937,630
Maui Land & Pineapple Co., Inc. (a)	1,417	17,996
RE/MAX Holdings, Inc. - Class A	4,394	216,405
The RMR Group, Inc. - Class A	13,004	1,228,228

		3,192,887

Retailing - 11.3%
1-800-Flowers.com, Inc. - Class A (a)	79,671	960,036
Aaron’s, Inc.	38,979	1,938,036
Abercrombie & Fitch Co.	89,290	1,934,914
Amazon.com, Inc. (a)	4,091	8,233,997
American Eagle Outfitters, Inc.	134,816	3,499,823
America’s Car-Mart, Inc. (a)	14,733	1,229,469
Asbury Automotive Group, Inc. (a)	11,666	869,117
Ascena Retail Group, Inc. (a)	134,881	617,755
Barnes & Noble Education, Inc. (a)	96,981	579,946

	SHARES	FAIR VALUE
Retailing - 11.3% (continued)
Barnes & Noble, Inc.	90,578	$475,534
Bed Bath & Beyond, Inc.	46,887	841,153
Best Buy Co., Inc.	14,012	1,114,795
Big 5 Sporting Goods Corp. (c)	64,987	370,426
Big Lots, Inc. (c)	23,940	1,030,617
Boot Barn Holdings, Inc. (a)	18,012	539,099
Caleres, Inc.	35,863	1,451,734
Chico’s FAS, Inc.	113,507	1,035,184
Citi Trends, Inc.	34,104	1,055,178
Conn’s, Inc. (a)	8,986	368,426
Core-Mark Holding Co., Inc.	35,964	1,286,432
Destination XL Group, Inc. (a)	7,644	21,021
Dillard’s, Inc. (c)	11,142	875,538
DSW, Inc. - Class A	59,240	1,970,322
Duluth Holdings, Inc. - Class B (a)	131	3,791
Express, Inc. (a)	107,373	1,204,725
Five Below, Inc. (a)	7,131	830,548
Francesca’s Holdings Corp. (a)	70,285	441,390
Funko, Inc. (a)	1,600	40,672
Gaia, Inc. (a)	5,854	102,445
GameStop Corp. (c)	11,587	153,759
Genesco, Inc. (a)	20,671	1,051,120
GNC Holdings, Inc. (a)(c)	117,539	364,371
Group 1 Automotive, Inc.	4,265	328,789
Groupon, Inc. (a)	140,772	601,096
Guess, Inc.	38,512	943,544
Haverty Furniture Cos., Inc.	47,977	1,060,292
Hibbett Sports, Inc. (a)(c)	36,818	756,610
J. Jill, Inc. (a)	57,735	348,719
J.C. Penney Co., Inc. (a)(c)	75,770	134,113
Kirkland’s, Inc. (a)	60,297	548,100
Lands’ End, Inc. (a)(c)	8,813	226,494
Liberty TripAdvisor Holdings, Inc. (a)	48,503	768,773
Lithia Motors, Inc. - Class A	2,582	223,085
Lumber Liquidators Holdings, Inc. (a)	20,451	356,461
MarineMax, Inc. (a)	9,105	204,863
Monro Muffler Brake, Inc.	16,464	1,168,121
Murphy USA, Inc. (a)	17,661	1,465,510
Nutrisystem, Inc.	864	31,968
Office Depot, Inc.	33,213	111,264
Ollie’s Bargain Outlet Holdings, Inc. (a)	4,624	402,750
Overstock.com, Inc. (a)	25,106	733,095
Party City Holdco, Inc. (a)	16,054	246,429
PetMed Express, Inc. (c)	7,857	288,273
Pier 1 Imports, Inc.	122,742	225,845
Rent-A-Center, Inc. (a)(c)	55,285	814,901
Restoration Hardware Holdings, Inc. (a)(c)	8,623	1,371,057
Sally Beauty Holdings, Inc. (a)(c)	96,609	1,487,779
Sears Hometown and Outlet Stores, Inc. (a)(c)	39,001	117,003
Shoe Carnival, Inc.	34,944	1,553,610
Shutterfly, Inc. (a)	7,173	557,199
Signet Jewelers Ltd. (b)	16,132	1,035,674
Sleep Number Corp. (a)	19,880	669,956
Sonic Automotive, Inc. - Class A	14,172	304,698
Sportsman’s Warehouse Holdings, Inc. (a)(c)	55,357	316,088
Stein Mart, Inc. (a)(c)	3,679	8,572
Tailored Brands, Inc.	64,565	1,519,860
The Buckle, Inc. (c)	39,963	1,029,047
The Cato Corp. - Class A	36,050	773,273
The Children’s Place, Inc.	9,709	1,366,542
The Container Store Group, Inc. (a)	49,732	561,972
Tile Shop Holdings, Inc.	26,594	203,444
Tilly’s, Inc. - Class A	35,516	835,336
Weyco Group, Inc.	17,101	606,572

	SHARES	FAIR VALUE
Retailing - 11.3% (continued)
Winmark Corp.	1,023	$152,632
Zumiez, Inc. (a)	40,788	1,270,546

		64,221,328

Semiconductors & Semiconductor Equipment - 2.4%
Advanced Energy Industries, Inc. (a)	12,133	722,884
Alpha & Omega Semiconductor, Ltd. (a)(b)	3,081	43,781
Ambarella, Inc. (a)(b)	2,075	79,493
Amkor Technology, Inc. (a)	4,416	38,552
Aquantia Corp. (a)	5,481	69,280
Axcelis Technologies, Inc. (a)	3,985	80,497
Brooks Automation, Inc.	30,991	1,221,355
Cabot Microelectronics Corp.	7,997	901,502
CEVA, Inc. (a)	1,500	45,900
Cirrus Logic, Inc. (a)	32,777	1,440,549
Cohu, Inc.	24,724	652,219
Cree, Inc. (a)	4,500	216,495
Diodes, Inc. (a)	21,881	829,727
Entegris, Inc.	32,456	1,100,258
FormFactor, Inc. (a)	23,272	359,552
Ichor Holdings Ltd. (b)(a)(c)	7,187	186,359
Lattice Semiconductor Corp. (a)	7,341	60,123
Nanometrics, Inc. (a)	19,133	838,217
NVE Corp.	2,345	266,580
PDF Solutions, Inc. (a)	12,164	106,070
Photronics, Inc. (a)	45,118	482,763
Power Integrations, Inc.	5,069	371,811
Rudolph Technologies, Inc. (a)	27,710	770,338
Sigma Designs, Inc. (c)	45,767	8,009
Silicon Laboratories, Inc. (a)	100	9,800
Skyworks Solutions, Inc.	8,339	761,351
SMART Global Holdings, Inc. (a)(b)	7,857	259,202
Synaptics, Inc. (a)	4,896	236,281
Ultra Clean Holdings, Inc. (a)	6,822	104,104
Veeco Instruments, Inc. (a)	1	12
Xcerra Corp. (a)	88,931	1,287,721
Xperi Corp.	2,697	42,343

		13,593,128

Software & Services - 9.2%
8x8, Inc. (a)	15,175	344,472
A10 Networks, Inc. (a)	68,701	478,846
Accenture PLC (b)	5,985	1,011,884
Actua Corp. (d)	5,440	5,766
Acxiom Corp. (a)	7,394	337,832
Adobe Systems, Inc. (a)	4,424	1,165,768
Agilysys, Inc. (a)	33,522	538,698
Alphabet, Inc. - Class A (a)	3,600	4,434,480
Alteryx, Inc. (a)	4,200	243,810
Amber Road, Inc. (a)	1,900	16,587
American Software, Inc. - Class A	59,566	1,070,997
Appfolio, Inc. - Class A (a)	8,962	765,355
Apptio, Inc. - Class A (a)	34,960	1,356,448
Blackbaud, Inc.	763	79,787
Blackline, Inc. (a)	2,307	121,717
Bottomline Technologies de, Inc. (a)	100	6,597
Brightcove, Inc. (a)	71,373	585,259
CACI International, Inc. - Class A (a)	9,519	1,856,205
Carbonite, Inc. (a)	13,368	555,440
Cardtronics PLC - Class A (b)(a)	6,719	235,770
Care.com, Inc. (a)	29,609	575,303
Cass Information Systems, Inc.	1,161	83,046
ChannelAdvisor Corp. (a)	20,472	267,160
CommVault Systems, Inc. (a)	9,417	655,894
Convergys Corp. (c)	75,589	1,869,316
CSG Systems International, Inc.	17,628	658,406

	SHARES	FAIR VALUE
Software & Services - 9.2% (continued)
Dell Technologies, Inc. - Class V (a)	21,797	$2,096,217
DHI Group, Inc. (a)	12,958	27,860
Ellie Mae, Inc. (a)	100	10,537
Endurance International Group Holdings, Inc. (a)	17,934	173,063
Everbridge, Inc. (a)	4,796	288,767
Everi Holdings, Inc. (a)	7,110	61,644
EVERTEC, Inc. (b)	18,104	435,401
ExlService Holdings, Inc. (a)	10,809	692,641
Facebook, Inc. (a)	10,704	1,881,014
Glu Mobile, Inc. (a)	49,814	383,568
Imperva, Inc. (a)	700	33,005
Instructure, Inc. (a)	2,401	98,321
J2 Global, Inc.	4,995	412,437
Limelight Networks, Inc. (a)	114,184	578,913
Liquidity Services, Inc. (a)	41,266	297,115
LivePerson, Inc. (a)	8,527	229,376
Majesco Entertainment Co. (a)	500	3,575
ManTech International Corp. - Class A	23,980	1,590,354
MasterCard, Inc.	11,803	2,544,255
MAXIMUS, Inc.	32,933	2,190,044
MicroStrategy, Inc. - Class A (a)	3,922	584,378
Mitek Systems, Inc. (a)	448	3,248
MobileIron, Inc. (a)	15,271	74,828
Model N, Inc. (a)	5,765	98,005
MoneyGram International, Inc. (a)	3,598	23,423
Monotype Imaging Holdings, Inc.	6,813	140,348
New Relic, Inc. (a)	200	20,552
NIC, Inc.	50,276	844,637
OneSpan, Inc. (a)	5,043	94,556
Perficient, Inc. (a)	38,473	1,105,329
PFSweb, Inc. (a)	36,374	313,180
Presidio, Inc. (a)	2,935	44,377
Progress Software Corp.	14,744	603,472
Q2 Holdings, Inc. (a)	500	31,150
QAD, Inc. - Class A	16,258	986,048
QuinStreet, Inc. (a)	94,698	1,436,569
Rapid7, Inc. (a)	400	15,260
Rosetta Stone, Inc. (a)	34,741	548,908
Science Applications International Corp.	11,547	1,041,770
SecureWorks Corp. - Class A (a)	26,157	348,150
ServiceSource International, Inc. (a)	4,770	15,216
Shutterstock, Inc.	4,079	224,508
SPS Commerce, Inc. (a)	700	68,789
Stamps.com, Inc. (a)	579	143,853
Sykes Enterprises, Inc. (a)	27,401	828,606
Syntel, Inc. (a)	37,076	1,510,476
TechTarget, Inc. (a)	16,697	400,561
Telenav, Inc. (a)	22,078	123,637
The Hackett Group, Inc.	43,653	893,577
The Meet Group, Inc. (a)(c)	24,098	122,900
The Trade Desk, Inc. - Class A (a)	3,339	473,737
TiVo Corp.	12,987	177,273
TTEC Holdings, Inc.	15,236	399,183
Unisys Corp. (a)	5,060	94,116
Varonis Systems, Inc. (a)	1,886	139,375
Verint Systems, Inc. (a)	900	43,695
Virtusa Corp. (a)	18,330	1,067,906
Web.com Group, Inc. (a)	12,292	343,561
Workiva, Inc. (a)	10,242	377,418
Worldpay, Inc. (a)	13,273	1,292,657
XO Group, Inc. (a)	29,376	883,043
Yelp, Inc. (a)	10,058	473,933
Yext, Inc. (a)	1,600	39,776
Zix Corp. (a)	87,352	484,804

		52,329,738

	SHARES	FAIR VALUE
Technology Hardware & Equipment - 5.8%
Acacia Communications, Inc. (a)	6,803	$277,358
ADTRAN, Inc.	15,751	270,917
Aerohive Networks, Inc. (a)	52,504	221,567
Anixter International, Inc. (a)	16,955	1,222,455
Applied Optoelectronics, Inc. (a)(c)	5,500	227,480
Avid Technology, Inc. (a)	48,439	286,759
AVX Corp.	100,579	2,127,246
Badger Meter, Inc.	12,842	705,668
Bel Fuse, Inc. - Class B	18,147	519,912
Belden, Inc.	3,144	228,632
Benchmark Electronics, Inc.	35,245	911,083
CalAmp Corp. (a)	9,163	215,330
Calix, Inc. (a)	43,130	336,414
Ciena Corp. (a)	12,339	389,666
Clearfield, Inc. (a)	2,069	28,242
Comtech Telecommunications Corp.	22,234	797,089
Control4 Corp. (a)	21,640	701,352
Cray, Inc. (a)	6,296	136,623
CTS Corp.	27,622	1,020,633
Daktronics, Inc.	88,489	717,646
Digi International, Inc. (a)	57,137	768,493
Eastman Kodak Co. (a)(c)	2,106	6,844
Electro Scientific Industries, Inc. (a)	42,840	940,338
Electronics For Imaging, Inc. (a)	11,317	393,718
ePlus, Inc. (a)	10,072	1,043,963
Extreme Networks, Inc. (a)	17,973	112,691
Fabrinet (a)(b)	8,700	416,469
FARO Technologies, Inc. (a)	3,900	265,980
Fitbit, Inc. (a)(c)	50,388	303,336
II-VI, Inc. (a)	4,482	222,980
Immersion Corp. (a)	2,600	30,212
Insight Enterprises, Inc. (a)	14,469	797,821
InterDigital, Inc.	10,627	877,790
Iteris, Inc. (a)	11,900	61,285
Itron, Inc. (a)	4,289	284,790
KEMET Corp. (a)	2,348	60,672
Kimball Electronics, Inc. (a)	41,758	826,808
Knowles Corp. (a)	3,000	54,390
KVH Industries, Inc. (a)	38,730	482,188
Littelfuse, Inc.	1	224
Methode Electronics, Inc.	3,940	156,221
MTS Systems Corp.	4,732	256,001
Napco Security Technologies, Inc. (a)	5,100	77,010
NETGEAR, Inc. (a)	13,706	971,070
NetScout Systems, Inc. (a)	26,770	669,250
Novanta, Inc. (a)(b)	15,942	1,221,157
Oclaro, Inc. (a)	13,000	124,020
OSI Systems, Inc. (a)	200	15,578
Park Electrochemical Corp.	19,571	418,428
PC Connection, Inc.	31,495	1,250,352
Plantronics, Inc.	13,067	878,364
Plexus Corp. (a)	9,676	612,394
Quantenna Communications, Inc. (a)	14,149	258,502
Ribbon Communications, Inc. (a)	59,464	411,491
Rogers Corp. (a)	2,035	280,972
Sanmina Corp. (a)	7,005	215,754
ScanSource, Inc. (a)	11,323	460,280
SYNNEX Corp.	8,086	784,099
TTM Technologies, Inc. (a)	44,684	835,591
Vishay Intertechnology, Inc.	62,804	1,494,735
Vishay Precision Group, Inc. (a)	20,662	894,665
Western Digital Corp.	19,267	1,218,445

		32,797,443

	SHARES	FAIR VALUE
Telecommunication Services - 0.4%
Boingo Wireless, Inc. (a)	2,731	$90,341
Consolidated Communications Holdings, Inc.	1	12
Frontier Communications Corp.	700	3,640
Ooma, Inc. (a)	11,566	185,056
Shenandoah Telecommunications Co.	100	3,815
Spok Holdings, Inc.	42,584	653,664
Vonage Holdings Corp. (a)	75,975	1,077,326

		2,013,854

Transportation - 1.1%
Arkansas Best Corp.	7,611	366,089
Costamare, Inc. (b)	13,758	96,719
Covenant Transportation Group, Inc. - Class A (a)	1,209	36,113
Daseke, Inc. (a)	300	2,697
Echo Global Logistics, Inc. (a)	16,687	554,008
Forward Air Corp.	17,142	1,101,545
Hawaiian Holdings, Inc.	13,098	543,567
Heartland Express, Inc.	8,420	172,189
Hub Group, Inc. - Class A (a)	13,208	698,043
Marten Transport Ltd.	31,170	687,298
Radiant Logistics, Inc. (a)	130,997	569,837
Saia, Inc. (a)	2,134	169,119
Universal Logistics Holdings, Inc.	7,673	280,832
Werner Enterprises, Inc.	18,785	695,984
YRC Worldwide, Inc. (a)	3,650	34,931

		6,008,971

Utilities - 0.8%
ALLETE, Inc.	8,445	634,051
American States Water Co.	6,190	374,062
Artesian Resources Corp.	1,558	55,979
Atlantic Power Corp. (a)(b)	57	126
Black Hills Corp.	100	5,885
California Water Service Group	128	5,267
CenterPoint Energy, Inc.	43,260	1,202,195
Consolidated Water Co., Ltd. (b)	24,990	337,365
Exelon Corp.	25,956	1,134,537
MGE Energy, Inc.	2,029	132,798
NRG Yield, Inc. - Class A	18,047	355,346
NRG Yield, Inc. - Class C	10,125	200,981
Otter Tail Corp.	600	28,740
Portland General Electric Co.	861	39,950
Pure Cycle Corp. (a)	100	1,125
Spark Energy, Inc. - Class A (c)	5,169	45,487
The York Water Co.	1,064	32,026

		4,585,920

TOTAL COMMON STOCKS (Cost $445,506,299)		556,277,722

REAL ESTATE INVESTMENT TRUST - 0.2%
Diversified Financials - 0.1%
Anworth Mortgage Asset Corp.	2,983	14,557
Capstead Mortgage Corp.	117	983
Cherry Hill Mortgage Investment Corp.	100	1,860
Dynex Capital, Inc.	13,417	86,003
Exantas Capital Corp.	26,124	309,569
MTGE Investment Corp.	117	2,293
PennyMac Mortgage Investment Trust	6,800	135,864

		551,129

Real Estate - 0.1%
Alexander & Baldwin, Inc.	1	24
Prologis, Inc.	11,969	804,077

		804,101

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $1,238,958)		1,355,230

RIGHTS - 0.0% (e)

	SHARES	FAIR VALUE
A Schulman, Inc. - Contingent Value Right (a)(d)	8,996	$17,992

TOTAL RIGHTS (Cost $0)		17,992

SHORT-TERM INVESTMENTS - 2.0%
Money Market Funds - 0.2%
Fidelity Investments Money Market Funds - Government Portfolio, 1.82% (f)	189,647	189,647
First American Government Obligations Fund, 1.84% (f)	189,647	189,647
First American Treasury Obligations Fund, 1.87% (f)	189,646	189,646
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 1.84% (f)	189,646	189,646
Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 1.85% (f)	189,646	189,646

		948,232

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 1.8%
1.893%, 09/06/2018 (g)(h)	$10,000,000	9,997,396

TOTAL SHORT-TERM INVESTMENTS (Cost $10,945,628)		10,945,628

	SHARES	FAIR VALUE
INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 3.7%
BlackRock Liquidity Funds FedFund Portfolio, 1.85% (f)	2,433,147	2,433,147
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 2.11% (f)	18,533,726	18,541,229

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $20,974,376)		20,974,376

TOTAL INVESTMENTS (Cost $478,665,261) - 103.4%		589,570,948

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.4)%		(19,603,501)

TOTAL NET ASSETS - 100.0%		$569,967,447

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.

(b)	Foreign issued security. Total foreign securities are $16,057,969 which represents 2.8% of net assets.

(c)	This security or a portion of this security was out on loan as of August 31, 2018. Total loaned securities had a market value of $18,643,679 as of August 31, 2018.

(d)	Value determined using significant unobservable inputs.

(e)	Rounds to zero.

(f)	Rate shown is the 7-day effective yield.

(g)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

(h)	This security or a portion of this security was held as collateral for derivative contracts as of August 31, 2018.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION
FUTURES CONTRACTS PURCHASED
Russell 2000 E-mini Index, September 2018 Settlement	781	$67,970,430	$2,727,683

TOTAL FUTURES CONTRACTS PURCHASED		$67,970,430	$2,727,683

The accompanying footnotes are an integral part of these Schedules of Investments

Total Return Swaps

Counterparty (a)	Reference Entity	Pay/Receive Total Return On Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)
A	Custom Basket Swap - Termination 9/14/2018 (c)	Pay	1-Month LIBOR USD	9/14/2018	Term	$32,303,837		$(612,635)
A	Custom Basket Swap - Termination 9/25/2018 (d)	Pay	1-Month LIBOR USD	9/25/2018	Term	20,416,988		(567,423)

						$52,720,825		$(1,180,058)

(a)	See Note 1.
(b)	The swaps accrue financing fees according to the relevant base financing rate which resets periodically, plus a fixed spread.
(c)	Custom Basket Swap - Termination 9/14/2018 represents a swap on a basket of short equity positions. At August 31, 2018, all constituents and their weightings were as follows:

Equity Name	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)	Basket Weighting
Adobe Systems, Inc.	$1,122,369	4,424	$(42,099)	3.47%
Amazon.com, Inc.	1,680,693	891	(110,684)	5.20%
Andeavor	854,658	5,689	(16,930)	2.65%
Best Buy Co., Inc.	1,102,885	14,012	(10,632)	3.41%
Centerpoint Energy, Inc.	1,216,904	43,260	4,114	3.77%
Dell Technologies, Inc. - Class V	2,060,470	21,797	(33,360)	6.38%
Exelon Corp.	1,119,482	25,956	(22,712)	3.47%
Express Scripts Holding Co.	1,790,565	21,408	(91,692)	5.54%
Facebook, Inc. - Class A	1,929,503	10,704	50,725	5.97%
Hollyfrontier Corp.	138,040	2,000	(11,500)	0.43%
Iqvia Holdings, Inc.	919,044	7,586	(43,996)	2.84%
L3 Technologies, Inc.	1,267,292	6,033	(25,439)	3.92%
Lyondellbasell Indu - Class A	2,337,966	20,769	(1,653)	7.24%
Mastercard, Inc. - Class A	2,391,878	11,803	(149,605)	7.40%
Michael Kors Holdings, Ltd.	927,415	12,762	1,713	2.87%
Pfizer, Inc.	885,316	21,630	(11,736)	2.74%
Pinnacle Foods, Inc.	1,115,745	16,872	(9,084)	3.45%
Rockwell Collins, Inc.	1,271,353	9,342	(302)	3.94%
SLM Corp.	537,771	47,339	(16,419)	1.66%
Twenty-First Century Fox - Class B	2,251,480	50,122	3,611	6.97%
Tyson Foods, Inc. - Class A	865,328	14,379	(41,128)	2.68%
Valero Energy Corp.	1,247,727	10,815	(25,700)	3.86%
Viacom, Inc. - Class B	798,670	26,324	28,829	2.47%
Western Digital Corp.	1,248,309	19,267	31,310	3.86%
Worldpay, Inc. - Class A	1,222,974	13,273	(68,266)	3.79%

	$32,303,837		$(612,635)	100.00%

(d)	Custom Basket Swap - Termination 9/25/2018 represents a swap on a basket of short equity positions. At August 31, 2018, all constituents and their weightings were as follows:

Equity Name	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)	Basket Weighting
Abbott Laboratories	$774,993	11,969	$(24,572)	3.80%
Accenture PLC - Class A	985,191	5,985	(26,130)	4.83%
Alphabet, Inc. - Class A	4,382,676	3,600	(49,298)	21.47%
Amazon.com, Inc.	6,026,944	3,200	(410,282)	29.52%
Exxon Mobil Corp.	3,626,180	46,000	(59,567)	17.76%
Nasdaq, Inc.	443,034	4,788	(13,680)	2.17%
Prologis, Inc.	786,962	11,969	(16,666)	3.85%
Raytheon Company	960,473	4,788	6,103	4.70%
Rockwell Collins, Inc.	1,120,903	8,139	15,047	5.49%
Skyworks Solutions, Inc.	772,942	8,339	12,033	3.79%
Twenty-First Century Fox - Class B	536,690	11,969	(411)	2.63%

	$20,416,988		$(567,423)	100.00%

The accompanying footnotes are an integral part of these Schedules of Investments.

ELEMENTS INTERNATIONAL PORTFOLIO

Schedule of Investments as of August 31, 2018 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS - 95.5%
Australia - 2.9%
AGL Energy Ltd.	22,565	$337,094
Aristocrat Leisure Ltd.	21,235	482,250
Australia & New Zealand Banking Group Ltd.	83,776	1,776,689
BHP Billiton Ltd.	29,275	698,933
Caltex Australia Ltd.	26,724	580,393
CIMIC Group Ltd.	28,084	994,946
Coca-Cola Amatil Ltd.	93,713	632,609
Cochlear Ltd.	597	92,622
Flight Centre Travel Group Ltd.	25,779	1,082,673
Fortescue Metals Group Ltd.	154,666	426,969
Harvey Norman Holdings Ltd.	99,113	256,509
Macquarie Group Ltd.	1,976	183,819
Medibank Private Ltd.	407,998	891,664
Origin Energy Ltd. (a)	29,685	169,658
Rio Tinto Ltd.	25,246	1,320,188
Sonic Healthcare Ltd.	5,689	107,113
South32 Ltd.	121,405	303,729
Tabcorp Holdings Ltd.	70,209	242,272
Telstra Corp., Ltd.	210,971	470,169
TPG Telecom Ltd.	20,091	124,792
Wesfarmers Ltd.	78,759	2,913,100
Woolworths Ltd.	136,206	2,771,101

		16,859,292

Austria - 0.5%
Andritz AG	16,468	974,879
Erste Group Bank AG	21,873	870,086
OMV AG	9,411	498,455
Raiffeisen Bank International AG	14,706	418,216
voestalpine AG	2,851	127,872

		2,889,508

Belgium - 1.0%
Ageas N.V.	6,205	321,086
KBC Group N.V.	9,698	688,927
Proximus SADP	39,254	904,221
Solvay S.A. - Class A	12,110	1,611,602
UCB S.A.	11,424	1,044,392
Umicore S.A.	16,546	922,647

		5,492,875

Canada - 5.1%
Alimentation Couche-Tard, Inc. - Class B (a)	9,142	437,695
Bank of Nova Scotia/The (a)	6,522	377,476
Bausch Health Cos., Inc. (a)	1,900	43,882
BlackBerry Ltd. (a)	14,000	149,012
CAE, Inc. (a)	3,500	69,866
Canadian Imperial Bank of Commerce (a)	500	46,858
Canadian National Railway Co. (a)	500	44,467
Canadian Tire Corp. Ltd. - Class A	8,320	1,040,925
Cenovus Energy, Inc. (a)	38,700	358,828
CGI Group, Inc. - Class A (a)	27,975	1,836,918
Dollarama, Inc. (a)	900	34,035
Empire Co., Ltd. - Class A (a)	103,187	1,967,274
Finning International, Inc. (a)	24,300	564,766
George Weston Ltd. (a)	23,254	1,811,139
Gildan Activewear, Inc. (a)	20,281	597,707
Great-West Lifeco, Inc. (b)	52,200	1,273,600
Husky Energy, Inc. (a)	1,400	23,151
Imperial Oil Ltd. (a)(b)	17,028	530,673
Industrial Alliance Insurance & Financial Services, Inc. (a)	9,761	404,651
Intact Financial Corp. (a)	1,500	118,966
Loblaw Cos., Ltd. (a)	31,803	1,644,983
Magna International, Inc. (a)	36,560	1,979,563
Manulife Financial Corp. (a)	66,311	1,213,415
Methanex Corp. (a)	3,300	240,786
Metro, Inc. (a)	3,831	119,950
National Bank of Canada (a)	5,300	265,244
Nutrien Ltd. (a)	2,453	137,857
Onex Corp.	3,300	236,740
Power Corp of Canada	21,512	482,165
Power Financial Corp.	43,821	1,021,818
Royal Bank of Canada (a)	46,300	3,677,746
Saputo, Inc. (a)	24,100	737,959
Shopify, Inc. (a)	200	29,097

	SHARES	FAIR VALUE
Canada - 5.1% (continued)
SNC-Lavalin Group, Inc. (a)	100	$4,025
Sun Life Financial, Inc. (a)(b)	28,413	1,129,335
Teck Resources Ltd. - Class B (a)	31,000	698,628
Toronto-Dominion Bank (a)	48,600	2,929,034
West Fraser Timber Co., Ltd. (a)	17,000	1,127,732

		29,407,966

Cayman Islands - 0.3%
Sands China Ltd.	142,000	692,926
WH Group Ltd. (c) (Cost: $1,563,364; Original Acquisition Date: 05/25/2017)	1,690,000	1,274,700

		1,967,626

Denmark - 2.3%
Carlsberg A/S - Class B	15,999	1,953,103
Chr Hansen Holding A/S	579	58,782
Coloplast A/S - Class B	5,712	611,384
Danske Bank A/S	364	10,709
DSV A/S	22,720	2,129,005
H. Lundbeck A/S	15,873	931,292
ISS A/S	57,766	2,016,620
Novo Nordisk A/S - Class B	62,326	3,054,578
Novozymes A/S	4,475	245,274
Pandora A/S	24,758	1,479,189
Tryg A/S	7,094	174,307
Vestas Wind Systems A/S	5,535	385,680
William Demant Holding A/S (a)	8,278	336,678

		13,386,601

Finland - 1.7%
Kone OYJ - Class B	30,247	1,632,933
Neste OYJ	25,294	2,196,134
Nokian Renkaat OYJ	4,527	186,806
Orion OYJ - Class B	32,172	1,182,676
Stora Enso OYJ	106,248	1,977,559
UPM-Kymmene OYJ	63,571	2,449,835
Wartsila OYJ Abp	10,159	214,498

		9,840,441

Germany - 7.6%
adidas AG	6,698	1,670,788
Allianz SE	11,186	2,384,415
Axel Springer SE	2,604	189,215
BASF SE	28,014	2,591,306
Bayer AG	31,030	2,895,139
Beiersdorf AG	10,854	1,263,661
Brenntag AG	22,751	1,371,646
Commerzbank AG (a)	122,008	1,153,504
Continental AG	18,428	3,380,745
Covestro AG (c) (Cost: $2,620,961; Original Acquisition Date: 05/19/2017)	32,812	2,794,796
Deutsche Boerse AG	1,014	140,064
Deutsche Lufthansa AG	25,618	668,766
Deutsche Post AG	25,022	912,283
Deutsche Telekom AG	88,137	1,423,066
Drillisch AG	1	51
E.ON SE	11	117
Evonik Industries AG	13,474	502,200
Fresenius Medical Care AG & Co.	9,953	1,008,112
Fresenius SE & Co.	28	2,138
GEA Group AG	2	76
HeidelbergCement AG	17,998	1,432,720
Henkel AG & Co.	26,766	2,987,256
Hochtief AG	10,025	1,626,789
Hugo Boss AG	12,070	964,188
Infineon Technologies AG	2,100	53,432
Innogy SE - Origional (c) (Cost: $47,713; Original Acquisition Date: 07/27/2018)	1,100	47,766
Innogy SE - Tender (a)	13,072	566,725
Lanxess AG	2,300	180,687
Man SE	3,248	353,072
Merck KGaA	16,449	1,727,555
Metro AG	60,711	948,180
OSRAM Licht AG	198	8,890
ProSiebenSat.1 Media SE	22,304	587,431
Puma SE	1,098	601,567
SAP SE	12,458	1,498,413
Siemens AG	13,891	1,805,567
Telefonica Deutschland Holding AG	290,933	1,209,984
Uniper SE	47,969	1,465,501
Volkswagen AG	3,972	639,478
Zalando SE (a)(c) (Cost: $376,603; Original Acquisition Date: 05/19/2017)	7,332	385,702

		43,442,991

	SHARES	FAIR VALUE
Hong Kong - 2.1%
BOC Hong Kong Holdings Ltd.	444,500	$2,169,052
CLP Holdings Ltd.	58,500	687,578
First Pacific Co., Ltd.	2,000	912
Galaxy Entertainment Group Ltd.	126,000	932,709
Hang Lung Group Ltd.	7,000	19,621
Hang Seng Bank Ltd.	9,400	254,858
HK Electric Investments Ltd. (c) (Cost: $751,090; Original Acquisition Date: 05/23/2017)	776,500	784,538
HKT Trust & HKT Ltd.	475,000	613,665
Hong Kong & China Gas Co., Ltd.	48,400	99,652
I-CABLE Communications Ltd. (a)	9,655	109
Kerry Properties Ltd.	133,500	506,020
Li & Fung Ltd.	4,984,000	1,416,062
Minth Group Ltd.	2,000	8,192
NWS Holdings Ltd.	34,000	60,560
PCCW Ltd.	449,000	238,551
SJM Holdings Ltd.	792,000	896,061
Swire Pacific Ltd.	39,000	440,994
Techtronic Industries Co., Ltd.	163,000	996,847
Wharf Holdings Ltd/The	398,000	1,135,875
Wheelock & Co., Ltd.	13,000	81,574
Yue Yuen Industrial Holdings Ltd.	290,500	805,017

		12,148,447

Ireland - 0.5%
Accenture PLC (b)	16,558	2,799,461

Israel - 0.4%
Bank Hapoalim B.M.	75,959	569,324
Bezeq The Israeli Telecommunication Corp. Ltd.	334,083	399,417
Check Point Software Technologies Ltd. (a)(b)	4,022	467,316
Frutarom Industries Ltd.	700	71,456
Israel Chemicals Ltd.	50,400	294,571
Nice Ltd. (a)	1,500	172,760
Taro Pharmaceutical Industries Ltd. (a)	507	53,559

		2,028,403

Italy - 0.7%
EXOR N.V.	16,927	1,099,899
Leonardo S.p.A.	37,814	423,565
Luxottica Group S.p.A.	11,783	781,239
Poste Italiane S.p.A. (c) (Cost: $513,144; Original Acquisition Date: 05/19/2017)	70,474	542,517
Prysmian S.p.A.	52,451	1,352,812
Snam S.p.A.	1	4

		4,200,036

Japan - 31.2%
ABC-Mart, Inc.	11,300	616,308
Aeon Co., Ltd.	72,300	1,565,925
Air Water, Inc.	30,100	539,638
Aisin Seiki Co., Ltd.	18,500	855,819
Ajinomoto Co., Inc.	25,700	436,236
Alfresa Holdings Corp.	62,000	1,555,161
Alps Electric Co., Ltd.	20,900	628,260
Amada Holdings Co., Ltd.	69,400	742,032
ANA Holdings, Inc.	7,200	249,418
Aozora Bank Ltd.	11,000	388,579
Asahi Glass Co., Ltd.	3,800	152,192
Asahi Group Holdings Ltd.	14,700	664,020
Asahi Kasei Corp.	119,000	1,745,748
Asics Corp.	54,900	821,202
Astellas Pharma, Inc.	132,300	2,240,920
Bandai Namco Holdings, Inc.	28,200	1,093,889
Bank of Kyoto Ltd/The	900	45,441
Benesse Holdings, Inc.	23,400	731,842
Bridgestone Corp.	39,500	1,455,076
Brother Industries Ltd.	54,200	1,113,171
Calbee, Inc.	8,900	283,156
Canon, Inc.	81,800	2,623,107
Casio Computer Co., Ltd.	35,600	571,920
Chiba Bank Ltd.	8,000	52,560
Chugai Pharmaceutical Co., Ltd.	7,900	457,889
Coca-Cola Bottlers Japan, Inc.	25,800	731,437
Dai Nippon Printing Co., Ltd.	39,000	875,052
Daicel Corp.	27,700	313,373
Daiichi Sankyo Co., Ltd.	31,100	1,214,218
Daikin Industries Ltd.	7,200	918,225
Daito Trust Construction Co., Ltd.	6,700	1,004,005
Daiwa House Industry Co., Ltd.	2,300	70,153
DeNA Co., Ltd.	46,600	806,095
Denso Corp.	34,400	1,657,925
Disco Corp.	1,000	178,922
Don Quijote Holdings Co., Ltd.	300	14,580
Eisai Co., Ltd.	3,100	280,677
FamilyMart UNY Holdings Co., Ltd.	10,500	915,714

	SHARES	FAIR VALUE
Japan - 31.2% (continued)
FANUC Corp.	600	$117,586
Fast Retailing Co., Ltd.	3,000	1,398,884
Fuji Electric Co., Ltd.	80,000	644,406
Fujifilm Holdings Corp.	42,000	1,776,240
Fujitsu Ltd.	217,000	1,588,000
Hakuhodo DY Holdings, Inc.	92,800	1,566,016
Hamamatsu Photonics KK	4,900	197,129
Hikari Tsushin, Inc.	4,700	888,732
Hino Motors Ltd.	52,400	551,778
Hirose Electric Co., Ltd.	1,170	139,208
Hisamitsu Pharmaceutical Co., Inc.	9,400	686,959
Hitachi Chemical Co., Ltd.	38,900	816,441
Hitachi Construction Machinery Co., Ltd.	20,800	621,510
Hitachi High-Technologies Corp.	26,500	1,041,063
Hitachi Ltd.	343,000	2,239,641
Honda Motor Co., Ltd.	17,600	521,458
Hoshizaki Corp.	6,100	578,652
Hoya Corp.	5,100	298,215
Idemitsu Kosan Co., Ltd.	10,600	535,199
IHI Corp.	9,300	324,759
Iida Group Holdings Co., Ltd.	49,900	921,562
Isetan Mitsukoshi Holdings Ltd.	98,600	1,114,586
Isuzu Motors Ltd.	39,900	577,079
Itochu Corp.	62,600	1,094,979
J. Front Retailing Co., Ltd.	41,900	595,824
Japan Airlines Co., Ltd.	31,100	1,121,011
Japan Airport Terminal Co., Ltd.	7,100	317,906
Japan Tobacco, Inc.	39,300	1,033,522
JFE Holdings, Inc.	23,100	505,514
JSR Corp.	38,500	747,408
JTEKT Corp.	15,900	222,809
JXTG Holdings, Inc.	109,700	772,471
Kajima Corp.	78,000	561,606
Kamigumi Co., Ltd.	36,700	745,164
Kaneka Corp.	97,000	886,104
Kansai Electric Power Co., Inc.	1,400	20,066
Kao Corp.	12,000	931,509
Kawasaki Heavy Industries Ltd.	8,200	224,354
KDDI Corp.	124,800	3,303,364
Keyence Corp.	400	226,406
Kikkoman Corp.	20,500	1,027,675
Kirin Holdings Co., Ltd.	65,900	1,629,559
Kobe Steel Ltd.	2,900	24,273
Koito Manufacturing Co., Ltd.	14,500	896,544
Komatsu Ltd.	26,300	748,216
Konami Holdings Corp.	4,800	201,098
Konica Minolta, Inc.	106,700	1,086,110
Kose Corp.	2,300	424,354
Kubota Corp.	49,200	768,930
Kuraray Co., Ltd.	32,500	471,515
Kurita Water Industries Ltd.	28,700	852,399
Kyocera Corp.	14,700	927,432
Kyowa Hakko Kirin Co., Ltd.	13,200	234,038
Kyushu Railway Co.	2,400	72,145
Lawson, Inc. (b)	14,500	850,868
Lion Corp.	36,100	760,598
LIXIL Group Corp.	37,000	725,614
M3, Inc.	6,900	303,982
Mabuchi Motor Co., Ltd.	6,800	281,829
Makita Corp.	8,600	390,100
Marubeni Corp.	137,100	1,124,834
Maruichi Steel Tube Ltd.	10,000	306,453
Mazda Motor Corp.	70,100	812,923
McDonald’s Holdings Co., Japan Ltd.	2,500	109,801
Medipal Holdings Corp.	58,400	1,177,881
MEIJI Holdings Co., Ltd.	8,000	531,365
Minebea Mitsumi, Inc.	21,900	411,155
MISUMI Group, Inc.	29,800	768,132
Mitsubishi Chemical Holdings Corp.	128,100	1,148,300
Mitsubishi Corp.	45,100	1,287,122
Mitsubishi Electric Corp.	61,800	834,308
Mitsubishi Gas Chemical Co., Inc.	35,000	728,287
Mitsubishi Heavy Industries Ltd.	18,700	694,413
Mitsubishi Motors Corp.	94,100	670,752
Mitsubishi Tanabe Pharma Corp.	29,600	493,644
Mitsubishi UFJ Financial Group, Inc.	301,400	1,819,630
Mitsui & Co., Ltd.	19,200	320,115
Mitsui Chemicals, Inc.	9,600	248,316
Mitsui OSK Lines Ltd.	8,400	225,895

	SHARES	FAIR VALUE
Japan - 31.2% (continued)
Mizuho Financial Group, Inc.	864,300	$1,517,640
Murata Manufacturing Co., Ltd.	500	86,333
Nabtesco Corp.	14,700	383,277
NEC Corp.	14,100	389,587
Nexon Co., Ltd. (a)	26,100	327,454
NGK Spark Plug Co., Ltd.	11,200	318,531
NH Foods Ltd.	27,900	1,018,221
Nikon Corp.	70,600	1,351,509
Nintendo Co., Ltd.	100	36,144
Nippon Electric Glass Co., Ltd.	1,600	51,409
Nippon Express Co., Ltd.	7,100	444,748
Nippon Paint Holdings Co., Ltd.	9,400	371,398
Nippon Steel & Sumitomo Metal Corp.	2,900	58,347
Nippon Telegraph & Telephone Corp.	92,100	4,103,096
Nissan Chemical Industries Ltd.	7,200	343,443
Nissan Motor Co., Ltd.	68,100	637,422
Nisshin Seifun Group, Inc.	53,200	1,064,383
Nissin Foods Holdings Co., Ltd.	12,800	816,776
Nitori Holdings Co., Ltd.	1,600	242,930
Nitto Denko Corp.	13,900	1,079,374
NOK Corp.	48,000	916,713
Nomura Research Institute Ltd.	12,500	622,131
NSK Ltd.	74,000	839,834
NTT Data Corp.	49,900	641,321
NTT DOCOMO, Inc.	173,100	4,494,586
Obayashi Corp.	42,400	397,250
Obic Co., Ltd.	500	46,981
Oji Holdings Corp.	79,000	541,076
Olympus Corp.	8,700	354,311
Omron Corp.	24,000	1,074,611
Ono Pharmaceutical Co., Ltd.	2,500	65,701
Oracle Corp.	4,000	335,883
Oriental Land Co., Ltd.	900	96,432
Osaka Gas Co., Ltd.	54,800	1,023,647
Otsuka Corp.	29,400	1,065,026
Otsuka Holdings Co., Ltd.	5,100	239,187
Panasonic Corp.	119,900	1,431,440
Park24 Co., Ltd.	6,100	178,976
Pola Orbis Holdings, Inc.	18,900	666,799
Rakuten, Inc.	55,100	421,470
Recruit Holdings Co., Ltd.	46,400	1,414,425
Resona Holdings, Inc.	76,400	433,124
Ricoh Co., Ltd.	28,500	298,826
Rinnai Corp.	9,500	707,092
Rohm Co., Ltd.	1,700	153,461
Ryohin Keikaku Co., Ltd.	2,400	712,807
Sankyo Co., Ltd.	5,000	191,477
Santen Pharmaceutical Co., Ltd.	15,000	231,122
Secom Co., Ltd.	9,900	814,828
Sega Sammy Holdings, Inc.	56,100	904,790
Seiko Epson Corp.	17,300	295,989
Sekisui Chemical Co., Ltd.	47,500	825,938
Sekisui House Ltd.	29,500	481,489
Seven & i Holdings Co., Ltd.	62,900	2,561,628
Shimadzu Corp.	23,800	705,796
Shimamura Co., Ltd.	12,000	1,109,171
Shimano, Inc.	2,900	447,358
Shimizu Corp.	25,600	223,951
Shin-Etsu Chemical Co., Ltd.	7,300	684,929
Shinsei Bank Ltd.	25,500	391,531
Shionogi & Co., Ltd.	11,400	662,392
Shiseido Co., Ltd.	10,200	718,250
Shizuoka Bank Ltd.	67,300	594,803
Showa Shell Sekiyu KK	62,000	1,250,490
SMC Corp.	700	232,913
Sohgo Security Services Co., Ltd.	3,600	158,437
Sompo Holdings, Inc.	17,100	730,109
Sony Corp.	24,200	1,382,608
Sony Financial Holdings, Inc.	20,400	406,678
Stanley Electric Co., Ltd.	22,900	792,462
Start Today Co., Ltd.	12,300	423,985
Subaru Corp.	69,800	2,073,709
Sumitomo Chemical Co., Ltd.	70,000	397,534
Sumitomo Corp.	51,800	840,800
Sumitomo Dainippon Pharma Co., Ltd.	63,400	1,349,483
Sumitomo Electric Industries Ltd.	68,300	1,080,653
Sumitomo Heavy Industries Ltd.	20,600	670,228
Sumitomo Metal Mining Co., Ltd.	3,500	113,086
Sumitomo Mitsui Financial Group, Inc.	25,700	1,013,335

	SHARES	FAIR VALUE
Japan - 31.2% (continued)
Sumitomo Mitsui Trust Holdings, Inc.	15,500	$622,316
Sumitomo Rubber Industries Ltd.	55,700	826,151
Sundrug Co., Ltd.	25,800	926,487
Suntory Beverage & Food Ltd.	23,700	971,591
Suzuken Co., Ltd.	32,500	1,477,140
Suzuki Motor Corp.	37,600	2,446,656
Sysmex Corp.	5,300	459,833
Taiheiyo Cement Corp.	8,400	254,019
Taisei Corp.	13,500	603,861
Taisho Pharmaceutical Holdings Co., Ltd.	4,700	509,297
Taiyo Nippon Sanso Corp.	23,500	346,017
Takashimaya Co., Ltd.	55,500	896,112
Teijin Ltd.	25,100	497,211
Temp Holdings Co., Ltd.	13,900	310,877
Terumo Corp.	600	33,102
THK Co., Ltd.	9,400	251,772
Toho Co., Ltd.	15,500	475,700
Toho Gas Co., Ltd.	17,000	569,931
Tokyo Electron Ltd.	4,700	798,420
Tokyo Gas Co., Ltd.	14,800	350,719
Toppan Printing Co., Ltd.	91,000	710,080
Toshiba Corp. (a)	76,000	227,090
Tosoh Corp.	53,100	834,422
TOTO Ltd.	17,600	744,487
Toyo Seikan Group Holdings Ltd.	41,800	791,533
Toyo Suisan Kaisha Ltd.	15,100	556,516
Toyoda Gosei Co., Ltd.	28,300	706,035
Toyota Industries Corp.	1,900	107,560
Toyota Motor Corp.	50,000	3,118,531
Toyota Tsusho Corp.	25,700	876,636
Trend Micro, Inc.	7,700	485,105
Tsuruha Holdings, Inc.	9,500	1,085,006
Unicharm Corp.	31,900	1,042,758
USS Co., Ltd.	4,100	77,306
Yakult Honsha Co., Ltd.	4,600	327,063
Yamada Denki Co., Ltd.	200,500	994,290
Yamaguchi Financial Group, Inc.	1,000	10,998
Yamaha Corp.	8,900	425,335
Yamaha Motor Co., Ltd.	34,200	867,081
Yamato Holdings Co., Ltd.	18,300	544,174
Yamazaki Baking Co., Ltd.	64,300	1,251,162
Yaskawa Electric Corp. (b)	13,900	466,628
Yokogawa Electric Corp.	50,000	1,025,560
Yokohama Rubber Co., Ltd.	19,300	405,594

		179,340,856

Luxembourg - 0.5%
Millicom International Cellular S.A.	1,830	105,356
RTL Group S.A.	32,744	2,455,296
Tenaris S.A.	4,604	77,222

		2,637,874

Netherlands - 3.5%
ABN AMRO Group N.V. (c) (Cost: $180,578; Original Acquisition Date: 05/30/2017)	6,965	188,615
Aegon N.V.	116,179	696,661
AerCap Holdings N.V. (a)(b)	3,200	182,304
Akzo Nobel N.V.	7,598	710,138
Altice N.V. - Class B (a)	1,534	4,608
ArcelorMittal USA	9,488	285,683
CNH Industrial N.V.	109,056	1,303,846
Heineken Holding N.V.	10,725	1,022,069
ING Groep N.V.	24	326
Koninklijke Ahold Delhaize N.V.	146,956	3,575,348
Koninklijke DSM N.V.	1,555	163,133
Koninklijke Philips N.V.	62,051	2,772,275
LyondellBasell Industries N.V. (b)	39,407	4,444,321
Randstad Holding N.V.	38,721	2,425,259
RELX N.V.	73,930	1,637,340
Wolters Kluwer N.V.	7,191	455,745

		19,867,671

Norway - 1.6%
DNB ASA	59,157	1,204,846
Marine Harvest ASA (b)	49,965	1,079,299
Norsk Hydro ASA	194,577	1,074,493
Orkla ASA	57,639	474,245
Statoil ASA	98,068	2,515,389
Telenor ASA	141,738	2,672,117

		9,020,389

.	SHARES	FAIR VALUE
Portugal - 0.6%
EDP - Energias de Portugal S.A.	112,776	$440,495
Galp Energia SGPS S.A.	86,406	1,752,171
Jeronimo Martins SGPS S.A.	94,108	1,409,692

		3,602,358

Singapore - 1.0%
City Developments Ltd.	34,700	234,611
ComfortDelGro Corp Ltd.	771,000	1,286,357
Genting Singapore Ltd.	1,430,100	1,114,864
Golden Agri-Resources Ltd.	163,100	33,866
Jardine Cycle & Carriage Ltd.	28,600	675,956
SATS Ltd.	95,100	351,286
Singapore Technologies Engineering Ltd.	276,300	672,356
Singapore Telecommunications Ltd.	373,200	878,246
United Overseas Bank Ltd.	8,300	163,636
Yangzijiang Shipbuilding Holdings Ltd.	676,100	527,068

		5,938,246

Spain - 3.7%
ACS Actividades de Construccion y Servicios, S.A.	63,044	2,625,644
Amadeus IT Group S.A.	30,000	2,783,021
Banco de Sabadell S.A.	612,353	939,665
Banco Santander S.A.	645,556	3,213,131
CaixaBank S.A.	8,984	40,263
Endesa S.A.	17,472	391,214
Ferrovial SA	65,833	1,423,245
Gas Natural SDG S.A.	6,896	185,145
Industria de Diseno Textil S.A.	46,333	1,400,999
International Consolidated Airlines Group S.A.	227,354	2,042,600
Mapfre S.A.	395,858	1,166,653
Repsol S.A.	151,539	2,913,772
Telefonica S.A.	295,061	2,392,997

		21,518,349

Sweden - 3.8%
Alfa Laval AB	23,999	643,199
Assa Abloy AB - Class B	5,498	112,062
Atlas Copco AB - Class A	72,911	2,078,468
Atlas Copco AB - Class B	90,288	2,387,237
Boliden AB	38,170	999,207
Electrolux AB - Class B	39,620	883,800
Epiroc AB - Class A (a)	40,911	424,984
Epiroc AB - Class B (a)	92,408	883,748
Essity AB	12,386	320,988
Getinge AB - B Shares	1,004	11,967
Hennes & Mauritz AB - Class B (b)	159,224	2,145,354
Hexagon AB - Class B	873	51,854
Husqvarna AB - B Shares	70,161	557,750
ICA Gruppen AB (b)	52,820	1,608,543
Industrivarden AB - Class C	19,799	422,928
L E Lundbergforetagen AB	6,038	202,826
Sandvik AB	47,349	828,659
Securitas AB - Class B	41,639	740,793
Skanska AB - Class B	51,219	961,636
SKF AB - Class B	39,081	751,052
Swedish Match AB	9,558	510,971
Tele2 AB	43,941	541,986
Telefonaktiebolaget LM Ericsson	218,176	1,840,330
Volvo AB - Class B	100,726	1,734,728

		21,645,070

Switzerland - 4.2%
Adecco Group AG	35,159	2,153,976
Aryzta AG (a)	1	9
Barry Callebaut AG	692	1,233,713
Chocoladefabriken, Lindt & Spruengli AG	42	312,644
Cie Financiere Richemont S.A.	14,293	1,263,771
Dufry AG	8,487	1,049,875
EMS-Chemie Holding AG	606	382,638
Geberit AG	53	24,104
Julius Baer Group Ltd.	1,353	71,918
Kuehne + Nagel International AG	9,502	1,534,241
Nestle S.A.	5,734	481,437
Pargesa Holding S.A.	6,608	536,889
Partners Group Holding AG	378	296,784
Roche Holding AG	28,124	6,987,113
Schindler Holding AG	6,459	1,492,717
SGS S.A.	120	316,079
Sika AG	7,380	1,094,151
Sonova Holding AG	237	44,967
Straumann Holding AG	5	3,985
Swatch Group AG	23,575	1,910,566
Swatch Group AG - Class B	4,877	2,081,122
Swisscom AG	1,807	807,068

		24,079,767

.	SHARES	FAIR VALUE
United Kingdom - 0.3%
Coca-Cola European Partners PLC	39,470	$1,683,001

United States - 19.7%
Abbott Laboratories	33,115	2,213,407
Adobe Systems, Inc. (a)(d)	7,991	2,105,708
Affiliated Managers Group, Inc.	5,254	767,557
Alphabet, Inc. - Class A (a)	3,600	4,434,480
Altice USA, Inc.	3,712	66,397
Amazon.com, Inc. (a)(d)	1,416	2,849,997
Andeavor	33,435	5,108,534
Apple, Inc. (b)(d)	22,634	5,152,177
Arrow Electronics, Inc. (a)	12,934	1,002,773
Best Buy Co., Inc. (b)(d)	35,072	2,790,328
CA, Inc. (d)	31,931	1,398,578
CenterPoint Energy, Inc. (b)	85,714	2,381,992
Dell Technologies, Inc. - Class V (a)(d)	54,556	5,246,651
Exelon Corp.	51,428	2,247,918
Express Scripts Holding Co. (a)(d)	53,581	4,716,200
Facebook, Inc. (a)(d)	26,791	4,707,982
Fidelity National Financial, Inc. (d)	28,698	1,150,790
FLIR Systems, Inc. (d)	25,464	1,597,611
HollyFrontier Corp.	5,000	372,600
Intuit, Inc. (b)(d)	33,435	7,337,979
IQVIA Holdings, Inc. (a)	44,580	5,665,672
L3 Technologies, Inc. (d)	15,100	3,227,172
Leidos Holdings, Inc.	16,572	1,172,800
Lincoln National Corp.	14,551	954,255
MasterCard, Inc.	22,417	4,832,209
NASDAQ OMX Group, Inc. (b)	13,246	1,264,198
Pfizer, Inc.	42,857	1,779,423
PG&E Corp.	21,200	979,016
Pinnacle Foods, Inc.	33,428	2,220,288
Pinnacle West Capital Corp.	13,743	1,079,513
Raytheon Co.	13,246	2,641,782
Rockwell Collins, Inc.	45,899	6,239,969
SLM Corp. (a)(b)	85,499	1,002,048
Torchmark Corp. (d)	13,338	1,172,677
Twenty-First Century Fox, Inc. - Class B (d)	127,772	5,736,963
Tyson Foods, Inc.	25,969	1,631,113
Universal Health Services, Inc. (d)	10,913	1,420,436
Valero Energy Corp.	21,428	2,525,933
Viacom, Inc. - Class B (b)	47,544	1,392,088
Waste Management, Inc. (d)	35,884	3,261,856
Western Digital Corp. (d)	48,223	3,049,623
Worldpay, Inc. (a)(b)	23,972	2,334,633

		113,233,326

Virgin Islands (UK) - 0.3%
Michael Kors Holdings Ltd. (a)	25,286	1,836,269

TOTAL COMMON STOCKS (Cost $525,255,742)		548,866,823

PREFERRED STOCK - 0.0% (e)
Germany - 0.0% (e)
Henkel AG & Co.	718	91,634

TOTAL PREFERRED STOCK (Cost $89,144)		91,634

REAL ESTATE INVESTMENT TRUSTS - 0.6%
United States - 0.6%
Park Hotels & Resorts, Inc. (d)	34,760	1,162,722
Prologis, Inc.	33,115	2,224,666

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,104,717)		3,387,388

SHORT-TERM INVESTMENTS - 2.5%
Money Market Funds - 0.7%
Fidelity Investments Money Market Funds - Government Portfolio, 1.82% (f)	831,099	831,099
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 1.84% (f)	831,099	831,099
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 1.84% (f)	831,099	831,098
STIT-Government & Agency Portfolio, 1.85% (f)	831,099	831,099
Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 1.85% (f)	831,099	831,099

		4,155,494

	PRINCIPAL AMOUNT	FAIR VALUE
US TREASURY BILL - 1.8%
1.851%, 09/06/2018 (g)	$7,900,000.00	$7,897,943
1.872%, 09/20/2018 (g)	2,100,000	2,097,882

		9,995,825

TOTAL SHORT-TERM INVESTMENTS (Cost $14,151,319)		14,151,319

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 4.3%
BlackRock Liquidity Funds FedFund Portfolio, 1.85% (f)	2,470,949	2,470,949
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 2.11% (f)	22,238,542	22,238,542

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $24,709,491)		24,709,491

TOTAL INVESTMENTS (Cost $549,626,946) - 102.9%		591,206,655

OTHER ASSETS IN EXCESS OF LIABILITIES - (2.9)%		(16,416,914)

TOTAL NET ASSETS - 100.0%		$574,789,741

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	This security or a portion of this security was out on loan as of August 31, 2018. Total loaned securities had a market value of $23,969,953 as of August 31, 2018.
(c)

Although security is restricted as to resale, the Portfolio’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at August 31, 2018 was $6,018,634, which represents 1.0% of net assets.

(d)	This security or a portion of this security was held as collateral for derivative contracts as of August 31, 2018.
(e)	Rounds to zero.
(f)	Rate shown is the 7-day effective yield.
(g)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL VALUE	VALUE/ UNREALIZED DEPRECIATION
FUTURES CONTRACTS PURCHASED
Australian Dollar, September 2018 Settlement	211	$15,149,800	$(595,107)
British Pound, September 2018 Settlement	696	56,393,400	(1,631,906)
Euro FX, September 2018 Settlement	306	44,404,425	(959,117)
Mini MSCI EAFE Index, September 2018 Settlement	192	18,804,480	(522,875)

TOTAL FUTURES CONTRACTS PURCHASED		$134,752,105	$(3,709,005)

The accompanying footnotes are an integral part of these Schedules of Investments.

Total Return Swaps

Counterparty (a)	Reference Entity	Pay/Receive Total Return On Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)
A	AGL Energy, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	$1,148,408	54,915	$1,723
B	Air Liquide S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	997,342	9,031	(14,246)
B	Airbus SE	Receive	1-Month LIBOR EUR	6/1/2020	Term	466,555	6,359	250,956
B	Anglo American PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	692,744	64,099	466,982
B	Arkema S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	794,670	8,315	135,802
B	Ashtead Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	22,766	1,064	3,313
B	Associated British Foods PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	807,554	29,467	(170,412)
B	Atos SE	Receive	1-Month LIBOR EUR	6/1/2020	Term	758,091	6,324	(114,900)
A	Australia and New Zealand Banking Group	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	3,557,326	124,357	79,671
B	AXA S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	1,399,463	58,658	(74,574)
B	BAE Systems PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	18,851	3,156	892
B	Barratt Developments PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	957,321	162,346	(54,092)
B	The Berkeley Group Holdings	Receive	1-Month LIBOR GBP	6/1/2020	Term	1,045,629	28,321	(1,349)
A	BHP Billiton Limited	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	948,807	28,398	(6,265)
B	BHP Billiton PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	978,737	74,194	354,133
B	BNP Paribas	Receive	1-Month LIBOR EUR	6/1/2020	Term	1,560,583	24,261	(318,134)
B	Bollore	Receive	1-Month LIBOR EUR	6/1/2020	Term	354,511	87,800	16,513
B	BOUYGUES SA	Receive	1-Month LIBOR EUR	6/1/2020	Term	2,003,670	53,206	96,588
B	Bunzl PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	121,604	5,097	2,168
B	Burberry Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	800,809	44,842	289,337
A	Caltex Australia, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	2,306,819	73,016	(77,978)
B	Capgemini SE	Receive	1-Month LIBOR EUR	6/1/2020	Term	129,593	1,307	19,362
B	Carnival PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	1,067,172	21,994	(33,010)
B	Carrefour S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	2,185,832	108,227	(524,987)
B	Casino Guichard Perrachon	Receive	1-Month LIBOR EUR	6/1/2020	Term	823,400	22,530	(240,318)
B	Centrica PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	972,593	539,114	(216,755)
B	Christian Dior SE	Receive	1-Month LIBOR EUR	6/1/2020	Term	1,529,079	6,025	846,775
A	Cimic Group, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	1,542,238	33,803	87,946
A	Coca-Cola Amatil, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	626,460	69,337	27,144
B	Coca-Cola HBC AG	Receive	1-Month LIBOR GBP	6/1/2020	Term	685,503	30,432	154,243
A	Cochlear, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	169,360	806	3,280
C	Cochlear, Ltd.	Receive	1-Month Bank Bill Swap Rate	9/20/2021	Term	42,866	200	210
B	Compass Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	1,159,396	67,572	14,917
B	Credit Agricole S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	149,200	12,446	(2,881)
B	CRH PLC	Receive	1-Month LIBOR EUR	6/1/2020	Term	832,734	26,482	(70,442)
B	Dassault Aviation S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	660,147	474	120,603
B	Dassault Systemes S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	108,244	1,138	59,252
B	DCC PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	147,744	2,021	(8,432)
B	Diageo PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	18,049	700	1,438
B	Direct Line Insurance Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	869,494	250,248	(2,452)
B	EDF	Receive	1-Month LIBOR EUR	6/1/2020	Term	1,036,629	108,939	670,647
B	Eiffage S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	1,798,158	21,361	343,489
B	Engie S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	1,964,659	143,567	(98,447)
B	Eutelsat Communications	Receive	1-Month LIBOR EUR	6/1/2020	Term	425,070	18,844	(31,251)
B	Ferguson PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	1,064,913	18,961	199,117
A	Fortescue Metals Group, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	165,233	40,365	(3,147)
B	Fresnillo PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	205	13	(111)
B	G4S PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	35,602	11,798	(7,126)
B	Glaxosmithkline PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	849,305	57,227	87,531
B	Glencore PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	193,322	66,537	19,023
B	Hargreaves Lansdown PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	77,649	4,348	23,431
A	Harvey Norman Holdings, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	64,396	18,379	1,259
B	Hermes International	Receive	1-Month LIBOR EUR	6/1/2020	Term	1,116,238	2,322	231,286
B	HSBC Holdings PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	2,576,866	380,628	142,748
B	Imerys S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	171,378	2,234	(34,287)
B	Intercontinental Hotels Group	Receive	1-Month LIBOR GBP	6/1/2020	Term	17,622	372	222
B	Intertek Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	10,858	200	(767)
B	Johnson Matthey PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	546,401	16,464	50,550
B	Kering	Receive	1-Month LIBOR EUR	6/1/2020	Term	1,558,659	3,674	186,240
C	Kering	Receive	1-Month LIBOR EUR	9/20/2021	Term	964,853	2,000	(33,492)
B	Kingfisher PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	861,782	267,198	(146,426)
B	Legrand S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	472,817	7,751	47,906
B	L’Oreal S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	1,547,822	7,942	124,831
B	LVMH Moet Hennessy Louis Vuitton	Receive	1-Month LIBOR EUR	6/1/2020	Term	1,293,417	5,682	514,086
A	Macquarie Group, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	89,700	717	2,206
B	Marks & Spencer Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	104,039	33,515	(3,974)
A	Medibank Private, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	922,279	305,374	1,680
B	Meggitt PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	448,971	86,881	25,814
B	Melrose Industries PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	637,632	273,023	(41,000)
B	Michelin	Receive	1-Month LIBOR EUR	6/1/2020	Term	1,902,108	16,506	(205,235)
B	Mondi PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	1,146,226	57,253	198,932
B	Natixis	Receive	1-Month LIBOR EUR	6/1/2020	Term	198,635	32,229	(4,163)
B	Next PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	814,141	18,294	324,463
B	Old Mutual, Ltd.	Receive	1-Month LIBOR GBP	6/1/2020	Term	184,506	119,346	1,787
B	Orange S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	254,306	17,658	(3,678)
A	Origin Energy, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	25,596	3,100	(685)
B	Pearson PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	491,327	66,246	158,316
B	Persimmon PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	1,107,174	44,002	73,003
B	Prudential PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	884,843	50,678	19,662
B	Publicis Groupe	Receive	1-Month LIBOR EUR	6/1/2020	Term	328,250	5,754	(7,788)
B	PUMA SE	Receive	1-Month LIBOR EUR	6/1/2020	Term	16,003	64	16,479
B	RELX PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	956,241	57,346	46,703
B	Remy Cointreau	Receive	1-Month LIBOR EUR	6/1/2020	Term	29,984	300	8,134
B	Renault S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	140,085	1,865	1,908
B	Rexel S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	1,487,240	101,969	(64,311)
A	Rio Tinto, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	1,327,414	17,631	(27,609)
B	Rio Tinto PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	1,284,212	36,782	151,651
B	Rolls-Royce Holdings PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	191,446	22,019	35,622
B	Royal Bank Of Scotland Group	Receive	1-Month LIBOR GBP	6/1/2020	Term	953,127	378,626	(45,997)
B	Royal Dutch Shell PLC - A Shares	Receive	1-Month LIBOR GBP	6/1/2020	Term	5,961,100	258,897	978,454
B	Royal Dutch Shell PLC - B Shares	Receive	1-Month LIBOR GBP	6/1/2020	Term	5,318,482	224,242	771,256
B	Royal Mail PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	1,896,200	422,155	125,198
B	Safran S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	919,347	11,677	480,554
B	Sainsbury (J) PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	692,000	237,015	114,159
B	Sanofi	Receive	1-Month LIBOR EUR	6/1/2020	Term	1,510,490	22,455	166,686
B	Schneider Electric SE	Receive	1-Month LIBOR EUR	6/1/2020	Term	1,839,140	27,036	69,837
B	Schroders PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	375,623	11,900	4,211
B	Scor SE	Receive	1-Month LIBOR EUR	6/1/2020	Term	803,709	22,909	30,614
B	Sky PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	108,525	9,559	51,303
B	Smith & Nephew PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	262,116	19,058	(3,582)
B	Smiths Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	199,749	12,597	8,104
B	Societe BIC S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	505,563	5,649	(53,297)
B	Societe Generale S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	745,976	18,970	(76,006)
B	Sodexo S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	826,200	8,777	(39,928)
A	Sonic Healthcare, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	716,321	28,637	22,583
B	SSE PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	14	1	(1)
B	Stmicroelectronics N.V.	Receive	1-Month LIBOR EUR	6/1/2020	Term	122,348	8,352	31,347
B	Suez	Receive	1-Month LIBOR EUR	6/1/2020	Term	1,140,675	73,313	(224,996)
B	Taylor Wimpey PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	752,926	393,059	(59,962)
A	Telstra Corp, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	971,790	343,909	98,402
B	Tesco PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	803,521	360,046	109,405
C	Tesco PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	508	200	(20)
B	Thales S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	1,376,226	14,299	446,950
B	Total S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	2,879,806	63,668	765,874
B	Travis Perkins PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	650,685	44,332	(174,398)
B	Tui AG	Receive	1-Month LIBOR GBP	6/1/2020	Term	468,526	32,813	4,389
B	Unilever PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	719,355	16,535	15,284
B	Valeo S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	443,966	7,469	(168,162)
B	Veolia Environnement	Receive	1-Month LIBOR EUR	6/1/2020	Term	643,003	32,730	(44,577)
B	Vinci S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	371,342	4,814	40,956
B	Vodafone Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	231,952	124,869	(34,869)
B	Wendel	Receive	1-Month LIBOR EUR	6/1/2020	Term	297,493	2,199	(13,774)
A	Wesfarmers, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	2,661,762	55,516	187,373
B	Wm Morrison Supermarkets PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	668,662	271,000	84,777
A	Woolworths Group, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	2,260,236	78,895	(23,050)
B	WPP PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	100,700	7,557	(2,805)
A	Custom Basket Swap - Termination 9/14/2018 (c)	Pay	1-Month LIBOR USD	9/14/2018	Term	84,776,331	1	(1,716,368)
A	Custom Basket Swap - Termination 9/25/2018 (d)	Pay	1-Month LIBOR USD	9/25/2018	Term	38,672,258	1	(456,023)

						$233,895,329		$5,567,151

(a)	See Note 1.
(b)	The swaps accrue financing fees according to the relevant base financing rate which resets periodically, plus a fixed spread.
(c)	Custom Basket Swap - Termination 9/14/2018 represents a swap on a basket of short equity positions. At August 31, 2018, all constituents and their weightings were as follows:

The accompanying footnotes are an integral part of these Schedules of Investments.

Equity Name	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)	Basket Weighting
Adobe Systems, Inc.	$2,027,317	7,991	$(76,043)	2.39%
Amazon.com, Inc.	2,671,001	1,416	(175,902)	3.15%
Andeavor	5,022,940	33,435	(99,501)	5.92%
Best Buy Co., Inc.	2,760,517	35,072	(26,613)	3.26%
Centerpoint Energy, Inc.	2,411,135	85,714	8,151	2.84%
Dell Technologies, Inc. - Class V	5,157,179	54,556	(83,497)	6.08%
Exelon Corp.	2,218,090	51,428	(45,001)	2.62%
Express Scripts Holding Co.	4,481,515	53,581	(229,492)	5.29%
Facebook, Inc.	4,829,346	26,791	126,959	5.70%
Hollyfrontier Corp.	345,100	5,000	(28,750)	0.41%
Intuit, Inc.	7,055,119	33,435	(274,686)	8.32%
Iqvia Holdings, Inc.	5,400,867	44,580	(258,548)	6.37%
L3 Technologies, Inc.	3,171,906	15,100	(63,671)	3.74%
Lyondellbasell Industries - Class A	4,436,046	39,407	(3,136)	5.23%
Mastercard Inc - Class A	4,542,805	22,417	(284,140)	5.36%
Michael Kors Holdings, Ltd.	1,837,534	25,286	3,393	2.17%
Pfizer, Inc.	1,754,137	42,857	(23,253)	2.07%
Pinnacle Foods, Inc.	2,210,594	33,428	(17,997)	2.61%
Rockwell Collins, Inc.	3,181,920	23,381	6,960	3.75%
SLM Corp.	971,269	85,499	(29,654)	1.15%
Twenty-First Century Fox - Class B	4,251,992	94,657	6,820	5.02%
Tyson Foods, Inc. - Class A	1,562,814	25,969	(74,278)	1.84%
Valero Energy Corp.	2,472,148	21,428	(50,920)	2.92%
Viacom, Inc. -Class B	1,442,485	47,544	52,068	1.70%
Waste Management, Inc.	3,227,407	35,884	(30,709)	3.81%
Western Digital Corp.	3,124,368	48,223	78,366	3.69%
Worldpay, Inc. - Class A	2,208,780	23,972	(123,294)	2.61%

	$84,776,331		$(1,716,368)	100.00%

(d)	Custom Basket Swap - Termination 9/25/2018 represents a swap on a basket of short equity positions. At August 31, 2018, all constituents and their weightings were as follows:

Equity Name	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)	Basket Weighting
Abbott Laboratories	$2,144,196	33,115	$(67,984)	5.54%
Accenture PLC - Class A	2,725,612	16,558	(72,290)	7.05%
Affiliated Managers Group	782,163	5,254	15,053	2.02%
Alphabet, Inc. - Class A	4,382,676	3,600	(49,298)	11.33%
Apple, Inc.	4,867,215	22,634	(282,179)	12.59%
Arrow Electronics, Inc.	1,023,338	12,934	21,150	2.65%
CA, Inc.	1,395,385	31,931	(10,538)	3.61%
Fidelity National Financial	1,169,157	28,698	19,035	3.02%
FLIR Systems, Inc.	1,562,980	25,464	(37,812)	4.04%
Leidos Holdings, Inc.	1,193,018	16,572	20,900	3.08%
Lincoln National Corp.	968,224	14,551	14,523	2.50%
Nasdaq, Inc.	1,225,652	13,246	(37,845)	3.17%
P G & E Corp.	947,640	21,200	(30,834)	2.45%
Park Hotels & Resorts, Inc.	1,151,251	34,760	(10,813)	2.98%
Pinnacle West Capital Corp.	1,122,391	13,743	43,520	2.90%
Prologis, Inc.	2,177,311	33,115	(46,110)	5.63%
Raytheon Company	2,657,148	13,246	16,885	6.87%
Rockwell Collins, Inc.	3,101,179	22,518	41,630	8.02%
Torchmark Corp.	1,189,616	13,338	17,619	3.08%
Twenty-First Century Fox - Class B	1,484,877	33,115	(1,138)	3.84%
Universal Health Services, Inc.	1,401,229	10,913	(19,497)	3.62%

	$38,672,258		$(456,023)	100.00%

The accompanying footnotes are an integral part of these Schedules of Investments.

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2018 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS (a) - 96.0%
Australia - 2.4%
Accent Group Ltd.	125,886	$148,872
Adelaide Brighton Ltd.	2,966	13,732
ALS Ltd.	2,515	16,037
Altium Ltd.	3,549	71,515
ARB Corp. Ltd.	6,355	90,641
Australian Pharmaceutical Industries Ltd.	133,614	177,222
Automotive Holdings Group Ltd.	90,781	154,020
Bapcor Ltd.	1,614	8,633
Bega Cheese Ltd.	16,858	94,894
Blackmores Ltd.	100	11,816
Breville Group Ltd.	11,280	110,042
Cabcharge Australia Ltd.	50,148	82,558
Carsales.com Ltd.	7,700	85,801
Cleanaway Waste Management Ltd.	15,072	20,858
Collins Foods Ltd.	850	3,459
Costa Group Holdings Ltd.	26,796	139,277
CSR Ltd.	82,064	254,273
Downer EDI Ltd.	23,158	128,525
DuluxGroup Ltd.	16,082	90,872
FlexiGroup Ltd.	56,330	90,306
GDI Property Group	471	430
GrainCorp Ltd.	13,600	76,359
Greencross Ltd.	4,360	12,318
GUD Holdings Ltd.	3,761	39,529
GWA Group Ltd.	62,090	133,910
Hansen Technologies Ltd.	9,253	23,947
IDP Education Ltd.	6,652	51,982
Infigen Energy Ltd. (a)	1	0
Inghams Group Ltd. (b)	15,009	39,491
InvoCare Ltd.	2,249	20,825
JB Hi-Fi Ltd. (b)	7,946	150,807
Magellan Financial Group Ltd.	1,791	36,077
McMillan Shakespeare Ltd.	4,100	52,701
Metcash Ltd.	196,427	389,745
Michael Hill International Ltd.	20,083	13,138
Mineral Resources Ltd.	21,059	229,815
Monadelphous Group Ltd.	24,198	249,633
Myer Holdings Ltd.	225,725	72,212
Nanosonics Ltd. (a)	10,625	26,887
Northern Star Resources Ltd. (c)	3,965	19,839
Orora Ltd.	23,329	59,203
OZ Minerals Ltd.	22,528	146,893
Perpetual Ltd.	2,400	75,726
Platinum Asset Management Ltd.	22,866	88,932
Primary Health Care Ltd.	13,831	27,642
Regis Resources Ltd.	26,745	80,561
Sandfire Resources N.L.	30,820	157,312
Seven West Media Ltd.	43,243	31,243
Sigma Healthcare Ltd.	354,946	145,448
Sims Metal Management Ltd.	1,231	11,115
Sirtex Medical Ltd.	3,449	79,369
Southern Cross Media Group, Ltd.	93,111	92,374
St. Barbara Ltd.	98,891	280,106
Super Retail Group Ltd.	46,468	312,346
Virtus Health Ltd.	3,023	12,648
Vita Group Ltd.	104,752	89,238
Whitehaven Coal Ltd.	87,513	316,454
WiseTech Global Ltd. (b)	8,382	128,712
WPP Aunz Ltd.	13,977	8,641

		5,576,961

Austria - 1.5%
DO & CO AG	527	37,743
EVN AG	15,640	291,919
FACC AG	4,285	107,932
Kapsch TrafficCom AG	3,706	163,897
Lenzing AG	3,140	380,878
Oesterreichische Post AG	17,635	778,674
Porr AG	3,871	118,622
S&T AG	5,105	150,274
Telekom Austria AG	41,332	356,943

	SHARES	FAIR VALUE
Austria - 1.5% (continued)
UNIQA Insurance Group AG	50,410	$492,391
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,203	87,296
Wienerberger AG	17,685	483,638
Zumtobel Group AG (a)(b)	17,628	141,186

		3,591,393

Belgium - 1.9%
Ackermans & van Haaren N.V.	1,986	354,087
AGFA-Gevaert N.V. (a)	103,588	454,748
Balta Group N.V. (d) (Cost: $30,606; Original Acquisition Date: 01/22/2018)	4,040	22,697
Barco N.V.	2,897	398,144
Bekaert, S.A.	816	20,781
Bpost, S.A.	1	15
Cie d’Entreprises Cfe, S.A.	1,915	215,838
D’ieteren, S.A.	21,579	956,829
Econocom Group SE	5,660	20,025
Euronav N.V.	8,153	70,693
EVS Broadcast Equipment, S.A.	4,066	97,932
Fagron N.V.	6,200	117,953
Greenyard N.V. (b)	14,923	139,615
Ion Beam Applications, S.A. (a)	412	10,282
KBC Ancora	706	35,664
Kinepolis Group N.V.	445	28,719
Melexis N.V.	1,762	157,893
Orange Belgium, S.A.	22,587	341,357
Recticel, S.A.	16,256	193,221
Sioen Industries N.V.	1,639	49,559
Sofina, S.A.	2,218	439,218
Tessenderlo Group, S.A. (a)	7,981	302,005
Van de Velde N.V.	861	29,083

		4,456,358

Bermuda - 0.4%
BW Offshore Ltd. (a)	6,200	44,211
Emperor International Holdings Ltd.	26,000	6,957
Esprit Holdings Ltd. (a)	402,100	95,290
G-Resources Group Ltd. (a)	2,235,000	22,781
Johnson Electric Holdings Ltd.	67,000	196,337
Man Wah Holdings Ltd.	135,200	88,540
NewOcean Energy Holdings Ltd. (a)	260,000	69,234
VTech Holdings Ltd.	33,000	365,160

		888,510

Canada - 4.9%
Aecon Group, Inc. (a)	10,142	134,838
Ag Growth International, Inc. (a)	64	3,002
AGF Management Ltd. (a)	14,159	66,726
Aritzia, Inc. (a)	11,785	147,290
ATS Automation Tooling Systems, Inc. (a)	9,974	169,061
AutoCanada, Inc. (a)(b)	11,043	107,638
Badger Daylightling Ltd. (a)(b)	2,200	48,906
BRP, Inc. (a)	12,014	627,122
Callidus Capital Corp. (a)	650	976
Canaccord Genuity Group, Inc. (a)	17,777	96,037
Canadian Western Bank (a)	1,386	37,704
Canfor Corp. (a)	26,685	615,289
Canfor Pulp Products, Inc. (a)	25,000	524,330
Celestica, Inc. (a)	13,471	165,678
Centerra Gold, Inc. (a)	3,721	15,911
Cogeco, Inc. (a)	1,000	47,563
Colliers International Group, Inc. (a)	5,491	447,822
Corby Spirit and Wine Ltd. (a)	1,200	18,667
Corus Entertainment, Inc. - B Shares (a)	20,220	57,329
Cott Corp. (a)	18,361	286,178
Descartes Systems Group, Inc. (a)	2,600	90,771
Dorel Industries, Inc. - Class B (a)	6,161	119,538
Dundee Corp. - Class A (a)	1,800	2,041
Endeavour Mining Corp. (a)	2,600	39,468
Enerflex Ltd. (a)	1,700	20,556
Enghouse Systems Ltd. (a)	2,726	168,030
Equitable Group, Inc. (a)	2,463	122,622
Exco Technologies Ltd. (a)	26,211	200,248
First National Financial Corp. (a)	200	4,466
FirstService Corp. (a)	1,000	85,556
Genworth MI Canada, Inc. (a)(b)	12,298	413,703
Gluskin Sheff + Associates, Inc. (a)(b)	19,137	245,482
Great Canadian Gaming Corp. (a)	3,300	116,372
Home Capital Group, Inc.	1,789	20,097
Hudbay Minerals, Inc. (a)	14,420	67,404
Interfor Corp. (a)	18,518	318,708

	SHARES	FAIR VALUE
Canada - 4.9% (continued)
Just Energy Group, Inc. (a)	31,995	$95,617
Kirkland Lake Gold Ltd. (a)	6,657	124,417
Labrodor Iron Ore Royalty Corp. (a)	2,000	38,927
Lucara Diamond Corp. (a)	9,900	16,614
Magellan Aerospace Corp. (a)	6,300	84,483
Maple Leaf Foods, Inc. (a)	19,019	460,537
Martinrea International, Inc. (a)	12,600	136,331
Medical Facilities Corp. (a)(b)	7,100	85,472
Morneau Shepell, Inc. (a)	900	19,007
NFI Group, Inc. (a)	1,800	70,745
Norbord, Inc.	10,564	401,999
North West Co., Inc. (a)	6,687	147,934
OceanaGold Corp. (a)	61,000	180,429
Parkland Fuel Corp. (a)	807	25,144
Pason Systems, Inc. (a)	1,300	21,218
Premier Gold Mines Ltd. (a)	25,200	36,303
Premium Brands Holdings Corp. (a)	1,000	74,904
Pretium Resources, Inc. (a)	1	8
Quebecor, Inc. - Class B (a)	6,191	124,674
Recipe Unlimited Corp. (a)	1,600	35,580
Russel Metals, Inc. (a)	6,899	150,826
ShawCor Ltd. (a)	6,700	140,880
Silvercorp Metals, Inc. (a)	20,677	55,931
Sleep Country Canada Holdings, Inc. (a)(d) (Cost: $27; Original Acquisition Date: 12/18/2017)	1	24
Spin Master Corp. (a)(d) (Cost: $626,506; Original Acquisition Date: 05/05/2017)	17,592	701,119
Sprott, Inc. (a)	29,719	74,013
SSR Mining, Inc. (a)	4,100	35,690
Stantec, Inc. (a)	15,300	386,076
Stars Group, Inc. (a)	2,100	59,637
Stella-Jones, Inc. (a)	6,518	223,110
Superior Plus Corp. (a)	12,780	126,723
Taseko Mines Co., Ltd. (a)	7,450	5,823
TFI International, Inc. (a)	2,392	88,788
TMX Group Rg (a)	1,000	67,050
Toromont Industries Ltd. (a)	3,852	192,570
TransAlta Corp. (a)	5,700	33,501
Transcontinental, Inc. - Class A (a)	14,935	363,819
Uni-Select, Inc. (a)	6,016	97,731
Wajax Corp. (a)	4,800	101,848
Western Forest Products, Inc. (a)	184,372	322,121
Winpak Ltd. (a)	2,800	105,649
WSP Global, Inc. (a)	2,021	108,809

		11,275,210

Cayman Islands - 0.2%
Goodbaby International Holdings Ltd.	293,000	120,205
Hutchison Telecommunications Hong Kong Holdings Ltd.	710,000	256,003
Microport Scientific Corp.	25,000	31,566
Sapiens International Corp., N.V.	1,518	18,123
SITC International Holdings Co., Ltd.	177,000	132,151

		558,048

Denmark - 1.9%
Alm. Brand A/S	6,951	59,529
Ambu A/S	500	18,732
Bang & Olufsen A/S (a)	7,642	178,490
Dampskibsselskabet Norden A/S (a)	1,433	21,688
Dfds A/S	5,806	306,293
FLSmidth & Co. A/S	6,049	375,814
GN Store Nord A/S	11,599	601,605
IC Group A/S	2,147	57,769
Matas A/S	12,588	123,093
Nilfisk Holding A/S (a)	3,896	189,273
NKT A/S (a)	122	3,117
NNIT A/S (d) (Cost: $5,876; Original Acquisition Date: 05/22/2017)	189	4,632
Per Aarsleff Holding A/S	3,485	138,918
Rockwool International A/S - B Shares	2,089	904,923
Royal Unibrew A/S	2,502	215,636
Scandinavian Tobacco Group A/S (d) (Cost: $260,675; Original Acquisition Date: 05/22/2017)	15,443	253,688
Schouw & Co. AB	4	316
SimCorp A/S	2,204	208,485
Solar A/S - B Shares	2,647	168,575
Sydbank A/S	11,590	339,279
Topdanmark A/S	7,935	340,520

		4,510,375

Faroe Islands - 0.1%
Bakkafrost P/F	4,049	231,174

	SHARES	FAIR VALUE
Finland - 2.7%
Amer Sports OYJ	14,794	$497,134
Atria OYJ	6,453	67,413
Cargotec OYJ - B Shares	6,034	292,206
Caverion OYJ (a)	19,666	159,107
Cramo OYJ	844	17,830
DNA OYJ	9,484	201,787
Ferratum OYJ	96	1,727
Finnair OYJ	21,495	187,377
F-Secure OYJ	8,413	32,519
Kesko OYJ - B Shares	28,166	1,641,227
Konecranes OYJ	10,584	418,318
Lehto Group OYJ (b)	4,960	49,110
Metsa Board OYJ	34,761	350,027
Oriola OYJ - Class B	13,891	45,712
Outokumpu OYJ	22,565	132,481
Ponsse OYJ	1,739	62,979
Ramirent OYJ	6,912	57,085
Sanoma OYJ	42,813	444,028
Stockmann OYJ (a)	12,859	62,690
Technopolis OYJ	2,018	10,892
Tieto OYJ	14,272	463,193
Tokmanni Group Corp.	27,693	250,729
Uponor OYJ	3,422	52,670
Valmet OYJ	24,968	547,464
YIT OYJ (b)	31,195	206,395

		6,252,100

Germany - 5.1%
ADVA Optical Networking SE (a)	17,109	136,930
Amadeus Fire AG	86	9,913
AURELIUS Equity Opportunities SE & Co. KGaA	2,966	149,693
Aurubis AG	6,654	489,525
BAUER AG	376	7,001
BayWa AG	2,804	93,411
Bechtle AG	2,953	307,294
bet-at-home.com AG	1,037	73,847
Borussia Dortmund GmbH & Co. KGaA	7,447	59,558
CANCOM SE	7,795	346,179
Carl Zeiss Meditec AG	5,304	469,751
Ceconomy AG	37,417	284,392
CENTROTEC Sustainable AG	2,831	42,128
CEWE Stiftung & Co. KGaA	1,527	140,380
comdirect bank AG	193	2,540
CTS Eventim AG & Co KGaA	2,899	128,544
Deutsche Pfandbriefbank AG (d) (Cost: $184,035; Original Acquisition Date: 05/09/2017)	13,510	197,590
Deutz AG	31,573	275,963
Diebold Nixdorf AG	5,588	370,367
DMG Mori AG	5,622	295,943
Draegerwerk AG & Co. KGaA	981	66,728
Duerr AG	64	2,949
Elmos Semiconductor AG	692	17,872
Freenet AG	3,280	87,225
Gerresheimer AG	494	41,286
Gerry Weber International AG (a)	5,519	31,999
Gesco AG	1,168	41,147
Grammer AG (a)	2,970	206,536
H&R GmbH & Co. KGaA	5,965	57,607
Hamburger Hafen und Logistik AG	11,504	277,482
Hapag-Lloyd AG (d) (Cost: $76,299; Original Acquisition Date: 02/05/2018)	1,811	76,349
Heidelberger Druckmaschinen AG (a)	51,681	146,373
Hornbach Baumarkt AG	4,807	144,236
Hypoport AG (a)	191	41,769
Indus Holding AG	2,255	145,271
Isra Vision AG	2,050	142,535
Jenoptik AG	3,943	154,972
Kloeckner & Co. SE	26,697	282,926
Koenig & Bauer AG	1,077	74,695
Krones AG	4,752	577,514
LEONI AG	2	86
Manz AG (a)	514	21,508
MLP AG	25,675	167,191
Nemetschek SE	818	134,259
Nordex SE (a)	7,874	81,490
Norma Group SE	400	26,512
OHB SE	2,883	121,476
Pfeiffer Vacuum Technology AG	862	135,377
Rational AG	354	282,293
Rheinmetall AG	6,398	697,496

	SHARES	FAIR VALUE
Germany - 5.1% (continued)
Rhoen Klinikum AG	299	$7,851
RIB Software SE	1,080	24,696
Salzgitter AG	16,024	725,954
SLM Solutions Group AG (a)	332	9,249
SMA Solar Technology AG	4,416	160,133
Software AG	3,804	187,659
STADA Arzneimittel AG	5,115	481,867
Suedzucker AG	37,435	514,481
Surteco SE	1,297	33,271
Takkt AG	15,730	274,245
VERBIO Vereinigte BioEnergie AG	19,087	134,261
Vossloh AG	580	32,753
VTG AG	2,009	124,293
Wacker Chemie AG	2,998	432,382
Wacker Neuson SE	10,283	284,316
XING AG	82	30,553
zooplus AG (a)	599	98,523

		11,722,595

Hong Kong - 1.8%
Cafe de Coral Holdings Ltd.	68,000	165,652
Chong Hing Bank Ltd.	4,000	7,267
Chow Sang Sang Holdings International Ltd.	86,000	172,246
CITIC Telecom International Holdings Ltd.	176,000	53,817
Dah Sing Banking Group Ltd.	44,800	92,354
Dah Sing Financial Holdings Ltd.	24,400	151,708
Fairwood Holdings Ltd.	35,000	132,887
Giordano International Ltd.	654,000	367,465
Global Brands Group Holding Ltd. (a)	366,000	17,720
Good Resources Holdings Ltd. (a)	220,000	5,494
Hopewell Holdings Ltd.	88,500	311,209
Leyou Technologies Holdings Ltd. (a)	610,000	217,614
Liu Chong Hing Investment Ltd.	100,000	151,362
Luk Fook Holdings International Ltd.	135,000	469,565
Melco International Development Ltd.	155,000	412,741
Pacific Textiles Holdings Ltd.	242,000	183,456
Regal Hotels International Holdings Ltd.	32,000	18,021
Sa Sa International Holdings Ltd.	534,000	282,351
SmarTone Telecommunications Holdings Ltd.	310,500	314,110
Sun Hung Kai & Co., Ltd.	260,000	142,774
Texwinca Holdings Ltd.	408,000	188,698
The United Laboratories International Holdings Ltd. (b)	162,000	146,546
VST Holdings Ltd.	128,000	63,766
Xinyi Glass Holdings Ltd.	86,000	107,380

		4,176,203

Ireland - 0.0% (e)
Origin Enterprises PLC	1,906	12,389

Israel - 2.2%
Caesarstone Ltd. (b)	18,902	358,193
Delek Automotive Systems Ltd.	3,236	19,335
Delek Group Ltd.	100	15,434
Delta-Galil Industries Ltd.	2,201	64,839
Electra Ltd.	93	23,429
First International Bank Of Israel Ltd.	22,568	522,914
Formula Systems 1985 Ltd.	236	9,780
Harel Insurance Investments & Financial Services Ltd.	3,322	27,129
IDI Insurance Co., Ltd.	178	10,833
Israel Corp. Ltd.	625	188,107
Israel Discount Bank Ltd. - Class A	99,058	346,222
Ituran Location and Control Ltd. (b)	6,055	206,475
J.O.E.L. Jerusalem Oil Exploration Ltd. (a)	458	25,651
Matrix IT Ltd.	20,895	248,595
Naphtha Israel Petroleum Corp. Ltd.	2,708	17,127
Nova Measuring Instruments Ltd. (a)	4,791	142,202
Oil Refineries Ltd.	630,039	330,137
Orbotech Ltd. (a)	5,276	337,558
Partner Communications Co., Ltd. (a)	68,141	304,697
Paz Oil Co., Ltd.	876	135,689
Radware Ltd. (a)	5,417	150,051
Rami Levy Chain Stores Ltd.	2,745	140,029
Shikun & Binui Ltd. (a)	4,387	9,221
Shufersal Ltd.	88,308	580,800
SodaStream International Ltd. (a)(b)	4,045	577,424
Strauss Group Ltd.	11,396	251,281
Tower Semiconductor Ltd. (a)	2,158	47,081

		5,090,233

	SHARES	FAIR VALUE
Italy - 4.0%
A2A S.p.A.	144,810	$248,939
ACEA S.p.A.	853	12,159
Arnoldo Mondadori Editore S.p.A. (a)	35,032	53,513
Ascopiave S.p.A.	49,888	180,093
ASTM S.p.A.	8,916	181,940
Autogrill S.p.A.	18,003	189,014
Banca Generali S.p.A.	800	19,649
Banco BPM S.p.A. (a)	50,861	114,485
Biesse S.p.A.	7,569	269,019
Brembo S.p.A.	19,432	259,842
Brunello Cucinelli S.p.A.	944	41,584
Buzzi Unicem S.p.A.	630	7,291
Cementir Holding S.p.A.	5,864	41,384
CIR-Compagnie Industriali Riunite S.p.A.	105,049	118,522
Credito Valtellinese S.p.A. (a)	207,266	23,072
Danieli & C Officine Meccaniche S.p.A.	15,966	391,037
Danieli & C Officine Meccaniche S.p.A. - Risparmio	1,164	20,645
De’ Longhi S.p.A.	1,504	49,161
DeA Capital S.p.A.	13,194	18,409
DiaSorin S.p.A.	3,496	380,640
Enav S.p.A. (d) (Cost: $266,300; Original Acquisition Date: 05/08/2017)	57,190	282,661
ERG S.p.A.	3,065	63,469
Fincantieri S.p.A.	327,981	485,779
FinecoBank Banca Fineco S.p.A.	10,358	123,417
GEDI Gruppo Editoriale S.p.A. (a)	7,287	2,753
GEOX S.P.A.	88,302	226,928
Hera S.p.A.	97,629	306,199
Industria Macchine Automatiche S.p.A.	209	17,055
Interpump Group S.p.A.	100	3,148
Iren S.p.A.	63,813	149,624
Italimobiliare S.p.A.	933	21,486
Juventus Football Club S.p.A. (a)	57,635	82,019
La Doria S.p.A.	3,472	39,818
Maire Tecnimont S.p.A.	58,124	269,735
MARR S.p.A.	4,098	115,114
Mediaset S.p.A. (a)	204,786	609,953
Moncler S.p.A.	20,702	936,205
OVS S.p.A. (a)(d) (Cost: $395,002; Original Acquisition Date: 05/08/2017)	89,444	267,862
Piaggio & C. S.p.A.	92,097	199,372
Rai Way S.p.A. (d) (Cost: $24,429; Original Acquisition Date: 05/30/2017)	4,816	26,050
Reply S.p.A.	688	45,520
Safilo Group S.p.A. (a)(b)	19,971	82,294
Saipem S.p.A. (a)	177,453	948,122
Salini Impregilo S.p.A.	37,788	92,024
Salvatore Ferragamo S.p.A.	20,243	481,691
Saras S.p.A.	147,778	373,600
Societa Iniziative Autostradali e Servizi S.p.A.	8,862	123,439
Sogefi S.p.A. (a)	54,623	127,188
Technogym S.p.A. (d) (Cost: $155,692; Original Acquisition Date: 05/08/2017)	18,036	179,625
TOD’S SPA	300	20,806
Zignago Vetro S.p.A.	1,294	11,911

		9,335,265

Japan - 31.7%
Achilles Corp.	5,800	119,278
Adastria Co., Ltd. (b)	15,500	186,374
ADEKA Corp.	8,700	143,995
Advantest Corp.	2,000	47,952
Aeon Delight Co., Ltd.	7,300	262,803
Aeon Fantasy Co., Ltd.	100	3,501
Ai Holdings Corp.	1,700	38,357
Aica Kogyo Co., Ltd.	4,300	165,444
Aichi Bank	400	17,802
AICHI Corp.	11,200	63,303
AICHI STEEL Corp.	900	32,603
Aida Engineering Ltd.	3,500	31,437
Ain Holdings, Inc.	2,900	221,852
Aisan Industry Co., Ltd.	6,500	55,108
Akebono Brake Industry Co., Ltd. (a)(b)	2,800	6,401
Alpen Co., Ltd.	10,900	196,202
Alpine Electronics, Inc.	9,900	220,079
Amano Corp.	4,800	100,355
Amuse, Inc.	3,800	110,638
Anest Iwata Corp.	4,500	44,550
Anicom Holdings, Inc.	1,700	57,452
Anritsu Corp.	5,900	92,448
AOI Electronics Co., Ltd.	200	7,110
AOKI Holdings, Inc.	16,900	227,848

	SHARES	FAIR VALUE
Japan - 31.7% (continued)
Aoyama Trading Co., Ltd.	4,100	$124,539
Arata Corp.	4,700	222,500
Arcland Sakamoto Co., Ltd.	12,700	164,708
Arcland Service Holdings Co., Ltd.	3,700	66,701
Arcs Co., Ltd.	12,900	316,492
Ariake Japan Co., Ltd.	1,000	90,001
AS ONE Corp.	1,200	86,509
Asahi Co., Ltd.	12,400	160,929
Asahi Diamond Industrial Co., Ltd.	20,100	148,701
Asahi Holdings, Inc.	2,700	51,249
Asahi Intecc Co., Ltd.	1,400	53,362
ASKA Pharmaceutical Co., Ltd.	2,800	34,323
ASKUL Corp.	5,200	150,229
ATEAM, Inc.	800	15,221
Atom Corp.	11,700	111,408
Autobacs Seven Co., Ltd.	12,400	210,703
Avex Group Holdings, Inc.	5,500	73,756
Awa Bank Ltd.	12,000	77,653
Axial Retailing, Inc.	4,800	168,482
Azbil Corp.	5,900	257,272
Bando Chemical Industries Ltd.	11,000	122,761
Bank of Iwate Ltd.	200	8,910
Belc Co., Ltd.	3,200	168,770
Belluna Co., Ltd.	4,300	47,369
Benefit One, Inc.	1,900	54,293
Bic Camera, Inc.	24,300	325,866
BML, Inc.	7,800	218,675
Broadleaf Co., Ltd.	11,600	75,691
BRONCO BILLY Co., Ltd.	2,200	67,519
Bunka Shutter Co., Ltd.	13,700	101,724
Canon Electronics, Inc.	5,700	119,735
Canon Marketing Japan, Inc.	16,900	357,591
Capcom Co., Ltd.	5,600	130,588
Cawachi Ltd.	6,500	124,138
Central Glass Co., Ltd.	1,600	37,829
Chiyoda Co., Ltd. (b)	9,800	193,954
Chiyoda Corp.	12,700	93,155
Chiyoda Integre Co., Ltd.	3,900	80,169
Chofu Seisakusho Co., Ltd.	400	8,680
Chori Co., Ltd.	6,300	114,308
Chudenko Corp.	4,300	101,318
Chugoku Marine Paints Ltd.	8,500	84,074
CI Takiron Corp.	7,000	38,808
Ci:z Holdings Co., Ltd.	2,300	98,947
Citizen Watch Co., Ltd.	22,300	152,935
CKD Corp.	3,900	57,600
Clarion Co., Ltd.	16,000	45,936
Cleanup Corp.	19,700	134,927
CMIC Holdings Co., Ltd.	700	15,032
CMK Corp.	200	1,406
Coco Kara Fine, Inc.	4,000	238,322
Colopl, Inc.	10,400	67,674
Colowide Co., Ltd.	4,100	113,838
COMSYS Holdings Corp.	7,400	200,801
Conexio Corp.	9,600	184,552
COOKPAD, Inc.	3,300	14,048
Corona Corp.	7,900	86,032
Cosel Co., Ltd.	3,900	46,859
Cosmos Pharmaceutical Corp.	1,600	335,091
Create Restaurants Holdings, Inc. (b)	9,100	108,764
Create SD Holdings Co., Ltd.	9,400	218,355
Crooz, Inc. (a)	3,400	72,278
CyberAgent, Inc.	5,900	335,595
D.A. Consortium Holdings, Inc.	7,300	241,778
Dai-Dan Co., Ltd.	1,400	35,696
Daido Steel Co., Ltd.	900	41,067
Daihen Corp.	6,000	32,778
Daiho Corp.	12,000	63,721
Daiichi Jitsugyo Co., Ltd.	4,400	141,373
DAIICHIKOSHO Co., Ltd.	2,200	101,773
Daiken Corp.	3,300	66,529
Daikokutenbussan Co., Ltd.	3,300	127,414
Daikyo, Inc.	11,000	225,029
Daikyonishikawa Corp.	5,800	72,089
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	1,000	30,870
Daiseki Co., Ltd.	1,700	44,814
Daisyo Corp.	6,800	102,695

	SHARES	FAIR VALUE
Japan - 31.7% (continued)
Daiwa Industries Ltd.	1,000	$10,701
Daiwabo Holdings Co., Ltd.	3,400	202,880
DCM Holdings Co., Ltd. (b)	17,400	158,951
Denka Co., Ltd.	1,400	47,943
Denki Kogyo Co., Ltd.	3,000	91,936
Denyo Co., Ltd.	5,500	81,874
Descente Ltd.	9,200	180,837
Dexerials Corp.	1,300	14,298
DIC Corp.	6,000	213,032
Digital Arts, Inc.	100	4,563
Dip Corp.	2,600	62,057
DMG Mori Co., Ltd.	1,400	23,159
Doshisha Co., Ltd.	7,300	148,943
Doutor Nichires Holdings Co., Ltd.	4,800	84,457
Dowa Holdings Co., Ltd.	800	23,940
DTS Corp.	4,200	172,181
Duskin Co., Ltd.	5,900	141,991
DyDo Group Holdings, Inc.	3,900	188,840
Eagle Industry Co., Ltd.	5,800	82,164
Earth Chemical Co., Ltd.	2,500	113,401
Ebara Corp.	3,300	112,861
EDION Corp.	21,900	250,714
Ehime Bank Ltd.	600	6,621
Eiken Chemical Co., Ltd.	2,800	57,986
Eizo Corp.	1,400	61,804
Elecom Co., Ltd.	3,100	82,027
Elematec Corp.	6,200	140,059
En-Japan, Inc.	1,900	89,263
Enplas Corp.	1,400	40,005
EPS Holdings, Inc.	3,100	63,138
Exedy Corp.	4,200	132,112
Ezaki Glico Co., Ltd.	4,600	231,428
F@N Communications, Inc.	10,200	62,608
Fancl Corp.	3,100	159,311
FCC Co., Ltd.	6,500	201,535
Feed One Co., Ltd.	34,000	62,731
FIELDS Corp.	3,700	30,337
Foster Electric Co., Ltd.	9,600	134,613
FP Corp.	600	33,804
France Bed Holdings Co., Ltd.	10,700	90,427
Fudo Tetra Corp.	55,900	105,652
Fuji Co., Ltd.	9,400	177,831
Fuji Machine Manufacturing Co., Ltd.	5,400	90,591
Fuji Oil Holdings, Inc.	5,900	179,480
Fuji Pharma Co., Ltd.	3,400	54,499
Fuji Seal International, Inc.	1,500	52,921
Fuji Soft, Inc.	3,800	187,076
Fujibo Holdings, Inc.	1,900	53,353
Fujicco Co., Ltd.	2,500	54,540
Fujimi, Inc.	2,200	59,361
Fujimori Kogyo Co., Ltd.	3,600	112,915
Fujitec Co., Ltd.	11,500	152,043
Fujitsu General Ltd.	11,700	192,912
Fujiya Co., Ltd.	6,600	146,066
Fukuda Corp.	1,600	80,209
Fukuda Denshi Co., Ltd.	1,500	102,466
Fukui Computer Holdings, Inc.	600	11,799
Fukushima Industries Corp.	2,500	120,151
Fullcast Holdings Co., Ltd.	1,600	38,909
Funai Soken Holdings, Inc.	2,250	48,438
Furukawa Electric Co., Ltd.	1,800	61,966
Fuso Chemical Co., Ltd.	100	2,493
Futaba Corp.	6,300	116,633
Future Corp.	6,900	110,912
Gecoss Corp.	8,900	92,997
Genky DrugStores Co., Ltd.	2,400	87,049
Geo Holdings Corp.	16,100	234,161
Glory Ltd.	4,900	130,714
Godo Steel Ltd.	900	18,849
Goldwin, Inc.	1,000	69,301
Gree, Inc.	28,800	145,931
GS Yuasa Corp.	13,000	64,117
G-Tekt Corp.	3,900	64,971
GungHo Online Entertainment, Inc. (b)	41,000	87,454
Gunze Ltd.	1,600	83,665
Gurunavi, Inc.	24,000	197,642
H2O Retailing Corp.	12,900	202,713

	SHARES	FAIR VALUE
Japan - 31.7% (continued)
Halows Co., Ltd.	2,800	$63,857
Hamakyorex Co., Ltd.	2,800	94,249
Hanwa Co., Ltd.	1,400	47,250
Harmonic Drive Systems, Inc.	100	4,055
Haseko Corp.	15,300	198,290
Hazama Ando Corp.	11,700	87,821
Hearts United Group Co., Ltd.	2,600	34,773
Heiwa Corp.	400	9,580
Heiwado Co., Ltd.	11,700	306,215
Hibiya Engineering Ltd.	4,300	73,608
Hiramatsu, Inc.	1,200	4,806
HIS Co., Ltd.	1,000	32,850
Hisaka Works Ltd.	6,100	62,696
Hitachi Maxell Ltd.	3,200	51,610
Hitachi Transport System Ltd.	1,500	41,310
Hitachi Zosen Corp.	5,900	25,382
Hodogaya Chemical Co., Ltd.	800	24,228
Hogy Medical Co., Ltd.	300	10,368
Hokuetsu Bank Ltd.	1,000	20,142
Hokuetsu Kishu Paper Co., Ltd.	1,800	9,996
Hokuhoku Financial Group, Inc.	3,800	53,216
Hokuto Corp.	700	12,014
Horiba Ltd.	2,000	123,841
Hosiden Corp.	7,400	71,729
House Foods Group, Inc.	8,100	240,208
Hyakugo Bank Ltd.	300	1,239
Ichibanya Co., Ltd.	2,600	105,418
Ichiyoshi Securities Co., Ltd.	6,100	61,049
Icom, Inc.	4,900	107,826
Idec Corp.	1,400	29,295
IDOM, Inc.	13,600	46,023
Inaba Denki Sangyo Co., Ltd.	4,900	207,493
Inabata & Co., Ltd.	11,100	167,134
Ines Corp.	2,500	27,540
Infocom Corp.	3,700	117,384
Infomart Corp.	100	1,180
Information Services International-Dentsu Ltd.	3,400	120,106
Investors Cloud Co., Ltd. (b)	2,500	36,135
Iriso Electronics Co., Ltd.	300	16,929
Ishihara Sangyo Kaisha Ltd. (a)	2,400	35,813
Ito En Ltd.	6,300	276,699
Itochu Enex Co., Ltd.	19,600	188,044
Itochu Techno-Solutions Corp.	10,000	221,402
Itochu-Shokuhin Co., Ltd.	2,900	152,426
Itoham Yonekyu Holdings, Inc.	30,000	222,752
Itoki Corp.	10,000	54,991
Iwatani Corp.	6,100	214,112
Iyo Bank Ltd.	8,400	54,811
Izumi Co., Ltd.	4,600	275,313
JAC Recruitment Co., Ltd.	2,700	58,709
Jafco Co., Ltd.	2,900	107,925
Japan Aviation Electronics Industry Ltd.	6,000	109,729
Japan Cash Machine Co., Ltd.	7,000	84,799
Japan Lifeline Co., Ltd.	1,600	30,658
Japan Material Co., Ltd.	900	13,065
Japan Pulp & Paper Co., Ltd.	1,100	43,362
JCR Pharmaceuticals Co., Ltd.	1,000	54,091
JCU Corp.	200	4,898
Jeol Ltd.	2,000	20,790
Jimoto Holdings, Inc.	6,600	10,395
JINS, Inc.	1,100	56,530
J-Oil Mills, Inc.	3,000	102,871
Joshin Denki Co., Ltd.	5,800	156,602
Joyful Honda Co., Ltd.	6,400	95,041
JSP Corp.	2,900	73,290
Justsystems Corp.	2,100	37,895
JVC Kenwood Corp.	49,600	141,064
K&O Energy Group, Inc.	3,500	56,354
Kadokawa Dwango Corp.	5,000	54,631
Kaga Electronics Co., Ltd.	8,500	164,859
Kagome Co., Ltd.	5,900	167,267
Kaken Pharmaceutical Co., Ltd.	600	30,834
Kameda Seika Co., Ltd.	2,100	93,083
Kamei Corp.	7,200	89,619
Kanamoto Co., Ltd.	2,900	90,307
Kandenko Co., Ltd.	17,700	177,303
Kanematsu Corp.	13,600	201,840

	SHARES	FAIR VALUE
Japan - 31.7% (continued)
Kanematsu Electronics Ltd.	4,000	$136,261
Kansai Super Market Ltd.	6,300	65,603
Kanto Denka Kogyo Co., Ltd.	600	6,350
Kappa Create Co., Ltd.	9,900	120,197
Kasai Kogyo Co., Ltd.	9,000	99,064
Katakura Industries Co., Ltd.	1,200	14,353
Kato Sangyo Co., Ltd.	7,600	246,927
KATO WORKS Co., Ltd.	300	8,910
Kawasaki Kisen Kaisha Ltd. (a)(b)	11,600	214,649
Keihin Corp.	11,900	250,295
Keiyo Co., Ltd.	3,600	17,140
Kenko Mayonnaise Co., Ltd.	2,800	74,139
Kewpie Corp.	4,900	118,101
Key Coffee, Inc.	5,700	108,501
KH Neochem Co., Ltd.	300	11,205
Kinden Corp.	17,200	271,367
Kintetsu Department Store Co., Ltd. (a)	3,000	97,606
Kintetsu World Express, Inc.	6,600	130,503
Kisoji Co., Ltd.	4,000	93,925
Kissei Pharmaceutical Co., Ltd.	2,700	79,826
Kitz Corp.	10,700	93,990
KLab, Inc.	4,900	43,659
KNT-CT Holdings Co., Ltd. (a)	6,700	76,702
Koa Corp.	3,100	62,190
Koatsu Gas Kogyo Co., Ltd.	13,700	103,326
Kobayashi Pharmaceutical Co., Ltd.	1,800	129,277
Kobe Bussan Co., Ltd.	800	39,240
Kohnan Shoji Co., Ltd.	6,300	145,324
Kokuyo Co., Ltd.	13,400	232,640
Komeri Co., Ltd.	6,400	157,134
Komori Corp.	5,300	63,871
Konishi Co., Ltd.	5,400	85,294
Konoike Transport Co., Ltd.	5,000	82,306
Koshidaka Holdings Co., Ltd. (b)	6,000	63,235
Kotobuki Spirits Co., Ltd.	1,900	83,791
K’s Holdings Corp.	27,400	331,680
Kumagai Gumi Co., Ltd.	2,900	78,431
Kumiai Chemical Industry Co., Ltd.	1,300	11,080
Kura Corp.	2,700	159,896
Kurabo Industries Ltd.	55,000	152,461
Kureha Corp.	700	49,330
Kusuri no Aoki Holdings Co., Ltd.	1,900	138,682
KYB Corp.	3,300	135,285
Kyodo Printing Co., Ltd.	1,100	27,849
Kyoei Steel Ltd.	700	12,821
Kyokuto Kaihatsu Kogyo Co., Ltd.	6,700	101,365
Kyokuto Securities Co., Ltd.	600	7,673
KYORIN Holdings, Inc.	6,600	137,097
Kyowa Exeo Corp.	5,000	139,951
Kyudenko Corp.	4,200	159,896
Laox Co., Ltd. (a)	10,000	37,710
Lasertec Corp.	700	26,051
Leopalace21 Corp.	31,000	164,612
LIFE Corp.	7,500	182,657
Lifull Co., Ltd.	6,800	41,800
Link And Motivation, Inc.	900	10,368
Lintec Corp.	8,900	243,506
Lixil Viva Corp.	7,200	116,252
M&A Capital Partners Co., Ltd. (a)	200	12,168
Macnica Fuji Electronics Holdings, Inc.	10,000	179,552
Maeda Corp.	9,500	113,460
Maeda Kosen Co., Ltd.	5,100	91,526
Maeda Road Construction Co., Ltd.	7,400	143,524
Makino Milling Machine Co., Ltd.	4,000	36,900
Mandom Corp.	4,300	129,259
Mani, Inc.	1,200	52,434
Mars Engineering Corp.	1,900	39,518
Marudai Food Co., Ltd.	36,000	141,265
Maruha Nichiro Corp.	4,000	138,781
Marusan Securities Co., Ltd.	7,500	64,126
Maruwa Co., Ltd.	1,200	89,641
Maruzen Showa Unyu Co., Ltd.	12,000	60,265
Marvelous, Inc. (b)	5,800	45,153
Matsuda Sangyo Co., Ltd.	8,300	115,711
Matsumotokiyoshi Holdings Co., Ltd.	9,500	359,104
Matsuya Co., Ltd. (b)	9,300	98,516
Matsuya Foods Co., Ltd.	4,600	150,490

	SHARES	FAIR VALUE
Japan - 31.7% (continued)
Max Co., Ltd.	7,800	$111,689
MCJ Co., Ltd.	22,800	206,433
Megmilk Snow Brand Co., Ltd.	9,700	244,792
Meidensha Corp.	3,000	10,287
Meiko Network Japan Co., Ltd. (b)	5,000	48,060
Meitec Corp.	2,300	110,953
Melco Holdings, Inc.	3,600	135,757
Menicon Co., Ltd.	4,300	98,492
Metawater Co., Ltd.	2,100	56,606
Micronics Japan Co., Ltd.	1,600	12,600
Milbon Co., Ltd.	1,700	77,266
Mimasu Semiconductor Industry Co., Ltd.	1,400	22,718
Ministop Co., Ltd. (b)	10,200	184,612
Miraca Holdings, Inc.	3,300	91,180
Mirait Holdings Corp.	7,900	123,786
Miroku Jyoho Service Co., Ltd.	2,800	63,883
Misawa Homes Co., Ltd.	8,200	64,945
Mitsuba Corp.	900	7,403
Mitsubishi Nichiyu Forklift Co., Ltd.	9,300	110,736
Mitsubishi Pencil Co., Ltd.	1,800	32,579
Mitsubishi Research Institute, Inc.	3,700	140,694
Mitsubishi Shokuhin Co., Ltd.	10,400	286,887
Mitsubishi Steel Manufacturing Co., Ltd.	1,600	30,687
Mitsuboshi Belting Ltd.	6,000	73,279
Mitsui High-Tec, Inc.	4,300	62,346
Mitsui Home Co., Ltd.	14,000	123,229
Mitsui Mining & Smelting Co., Ltd.	200	5,733
Mitsui Sugar Co., Ltd.	2,700	73,630
Mitsui-Soko Holdings Co., Ltd. (a)	6,000	20,250
Miura Co., Ltd.	3,700	103,731
Miyazaki Bank Ltd.	100	2,930
Mizuno Corp.	6,300	167,890
Mochida Pharmaceutical Co., Ltd.	1,200	92,773
Modec, Inc.	2,200	66,628
MonotaRO Co., Ltd.	2,100	119,260
Morinaga & Co., Ltd.	2,900	112,753
Morinaga Milk Industry Co., Ltd.	3,400	92,260
Morita Holdings Corp.	1,700	36,629
MOS Food Services, Inc. (b)	3,600	95,095
MTI Ltd.	3,600	20,574
Musashi Seimitsu Industry Co., Ltd.	100	3,371
Nachi-Fujikoshi Corp.	100	4,851
Nagaileben Co., Ltd.	100	2,333
Nagase & Co., Ltd.	12,700	211,800
Nagatanien Holdings Co., Ltd.	1,000	13,473
Nakanishi, Inc.	3,400	68,361
Nakayama Steel Works Ltd.	8,200	49,668
NEC Networks & System Integration Corp.	6,900	161,834
NET One Systems Co., Ltd.	13,800	319,694
Neturen Co., Ltd.	10,400	95,099
NHK Spring Co., Ltd.	13,800	145,936
Nichias Corp.	15,000	195,077
Nichicon Corp.	6,300	72,123
Nichiden Corp.	6,200	110,039
Nichiha Corp.	1,800	50,545
NichiiGakkan Co., Ltd.	9,400	79,102
Nichirei Corp.	3,800	95,487
Nifco, Inc.	2,700	74,116
Nihon Chouzai Co., Ltd.	3,100	96,674
Nihon Kohden Corp.	5,200	152,101
Nihon M&A Center, Inc.	2,000	52,363
NIHON NOHYAKU Co., Ltd.	3,100	22,069
Nihon Parkerizing Co., Ltd.	5,700	75,668
Nihon Trim Co., Ltd.	1,300	65,755
Nihon Unisys Ltd.	14,000	342,093
Nippo Corp.	7,700	143,037
Nippon Beet Sugar Manufacturing Co., Ltd.	4,800	84,673
Nippon Ceramic Co., Ltd.	1,100	29,532
Nippon Chemi-Con Corp.	900	29,565
Nippon Denko Co., Ltd.	10,400	26,770
Nippon Densetsu Kogyo Co., Ltd.	5,200	101,042
Nippon Flour Mills Co., Ltd.	11,100	185,616
Nippon Gas Co., Ltd.	1,600	75,601
Nippon Kanzai Co., Ltd.	8,800	168,698
Nippon Kayaku Co., Ltd.	7,300	85,739
Nippon Koei Co., Ltd.	1,100	27,869
Nippon Light Metal Holdings Co., Ltd.	30,800	67,915

	SHARES	FAIR VALUE
Japan - 31.7% (continued)
Nippon Seiki Co., Ltd.	8,000	$148,681
Nippon Shinyaku Co., Ltd.	800	47,016
Nippon Shokubai Co., Ltd.	200	14,742
Nippon Signal Co., Ltd.	6,700	68,863
Nippon Soda Co., Ltd.	15,000	85,591
Nippon Steel & Sumikin Bussan Corp.	2,900	146,683
Nippon Suisan Kaisha Ltd.	32,200	176,780
Nishimatsu Construction Co., Ltd.	2,700	64,663
Nishimatsuya Chain Co., Ltd.	18,700	202,130
Nishi-Nippon Financial Holdings, Inc.	3,800	44,153
Nishio Rent All Co., Ltd.	600	18,765
Nissan Shatai Co., Ltd.	9,400	83,247
Nisshinbo Holdings, Inc.	8,200	92,030
Nissin Corp.	4,300	90,094
Nissin Electric Co., Ltd.	11,100	98,303
Nissin Kogyo Co., Ltd.	8,000	133,849
Nitta Corp.	1,600	57,889
Nittetsu Mining Co., Ltd.	1,700	78,337
Nitto Boseki Co., Ltd.	4,600	105,861
Nitto Kogyo Corp.	8,700	147,675
Nitto Kohki Co., Ltd.	2,200	48,055
Nittoku Engineering Co., Ltd.	600	19,116
Noevir Holdings Co., Ltd.	1,900	111,322
NOF Corp.	3,500	116,236
Nohmi Bosai Ltd.	6,900	145,999
Nojima Corp.	10,800	238,628
Nomura Co., Ltd.	5,900	117,936
Noritake Co., Ltd.	1,100	66,133
Noritz Corp.	10,000	151,562
NS Solutions Corp.	6,700	216,781
NS United Kaiun Kaisha Ltd.	6,100	128,303
NSD Co., Ltd.	4,600	96,090
NTN Corp.	12,800	52,532
NuFlare Technology, Inc.	900	50,058
Obara Group, Inc.	300	14,931
Ohsho Food Service Corp.	1,700	110,926
Oiles Corp.	4,800	103,465
Okabe Co., Ltd.	7,400	67,799
OKAMOTO INDUSTRIES, Inc.	2,000	21,996
Okamura Corp.	11,500	156,804
Oki Electric Industry Co., Ltd.	9,700	122,308
Okuma Corp.	2,000	115,561
Okumura Corp.	2,400	72,901
Okuwa Co., Ltd.	9,000	84,484
Onward Holdings Co., Ltd.	28,700	190,111
Optex Group Co., Ltd.	3,300	73,538
Organo Corp.	3,400	95,932
Osaka Soda Co., Ltd.	2,600	73,945
Osaki Electric Co., Ltd.	17,300	127,208
OSG Corp.	4,000	91,837
OSJB Holdings Corp.	25,400	65,609
Outsourcing, Inc.	900	16,929
Oyo Corp.	8,200	103,616
Pacific Industrial Co., Ltd.	2,000	32,418
PAL Group Holdings Co., Ltd.	6,400	142,965
PALTAC Corp.	2,800	152,209
Paramount Bed Holdings Co., Ltd.	1,000	45,990
Parco Co., Ltd.	3,000	31,833
Pasona Group, Inc.	11,800	195,091
PC Depot Corp.	23,700	117,103
Penta-Ocean Construction Co., Ltd.	12,000	70,417
Pepper Food Service Co., Ltd.	700	24,066
PIA Corp.	2,600	121,213
Pigeon Corp.	4,400	212,654
Pilot Corp.	800	45,576
Piolax, Inc.	3,400	74,481
Pioneer Corp. (a)	14,100	16,497
Plenus Co., Ltd. (b)	13,000	217,037
Press Kogyo Co., Ltd.	24,900	130,428
Prestige International, Inc.	5,000	57,511
Prima Meat Packers Ltd.	25,000	124,201
Proto Corp.	9,100	130,796
Qol Co., Ltd.	2,400	47,823
Raito Kogyo Co., Ltd.	11,900	149,942
Relia, Inc.	17,000	221,240
Relo Group, Inc.	6,400	175,394
Rengo Co., Ltd.	1,400	12,021

	SHARES	FAIR VALUE
Japan - 31.7% (continued)
Right On Co., Ltd.	9,200	$84,871
Riken Corp.	1,400	73,585
Riken Keiki Co., Ltd.	800	17,748
Riken Vitamin Co., Ltd.	100	3,519
Ringer Hut Co., Ltd.	4,000	84,997
Riso Kagaku Corp.	5,100	124,023
Rock Field Co., Ltd.	8,200	135,351
Rohto Pharmaceutical Co., Ltd.	4,300	137,386
Rokko Butter Co., Ltd.	100	2,388
Roland DG Corp.	5,000	117,451
Royal Holdings Co., Ltd.	7,500	185,964
Ryobi Ltd.	1,800	66,016
Ryosan Co., Ltd.	3,600	135,595
Ryoyo Electro Corp.	5,700	91,315
S Foods, Inc.	4,100	160,701
S.T. Corp.	4,800	88,388
Sac’s Bar Holdings, Inc.	14,700	117,087
Saint Marc Holdings Co., Ltd.	6,000	140,725
Saizeriya Co., Ltd. (b)	10,100	202,709
Sakai Chemical Industry Co., Ltd.	3,600	94,350
Sakai Moving Service Co., Ltd.	1,600	87,121
Sakata INX Corp.	4,400	58,529
Sakata Seed Corp.	1,300	44,987
San ju San Financial Group, Inc. (a)	2,500	49,343
San-A Co., Ltd.	5,000	233,102
San-Ai Oil Co., Ltd.	15,100	188,087
Sangetsu Corp.	7,600	145,146
Sanken Electric Co., Ltd.	2,000	11,466
Sanki Engineering Co., Ltd.	6,800	73,624
Sankyo Tateyama, Inc.	2,300	28,525
Sankyu, Inc.	3,400	180,542
Sanrio Co., Ltd.	3,700	79,188
Sanwa Holdings Corp.	7,600	87,142
Sanyo Chemical Industries Ltd.	1,900	92,341
Sanyo Denki Co., Ltd.	1,200	64,153
Sanyo Special Steel Co., Ltd.	2,100	48,441
Sapporo Holdings Ltd.	5,000	104,626
Sato Holdings Corp.	4,300	138,934
Sawai Pharmaceutical Co., Ltd.	1,300	69,382
SCREEN Holdings Co., Ltd.	3,600	272,487
SCSK Corp.	3,700	175,826
SEIKAGAKU Corp.	3,000	42,282
Seiko Holdings Corp.	400	11,196
Seino Holdings Co., Ltd.	18,300	280,157
Seiren Co., Ltd.	6,500	110,742
Sekisui Jushi Corp.	5,200	102,914
Sekisui Plastics Co., Ltd.	8,000	72,937
Senko Group Holdings Co., Ltd.	6,500	53,587
Senshukai Co., Ltd. (a)	23,200	93,961
Septeni Holdings Co., Ltd. (b)	42,300	68,907
Seria Co., Ltd.	2,400	98,281
Shibuya Corp.	1,100	40,838
Shikoku Bank Ltd.	400	4,709
Shikoku Chemicals Corp.	4,200	55,264
Shikoku Electric Power Co., Inc.	300	3,988
SHIMA SEIKI MFG., Ltd.	300	14,013
Shimachu Co., Ltd.	7,200	235,226
Shindengen Eletric Mfg. Co., Ltd.	400	20,124
Shin-Etsu Polymer Co., Ltd.	16,400	138,007
Shinko Electric Industries Co., Ltd.	9,300	87,635
Shinko Plantech Co., Ltd.	11,700	109,618
Shinmaywa Industries Ltd.	15,600	188,278
Shinnihon Corp.	9,800	104,606
Ship Healthcare Holdings, Inc.	3,300	126,969
Shizuoka Gas Co., Ltd.	23,700	194,958
Shoei Foods Corp.	2,300	82,490
Showa Corp.	15,400	245,602
Showa Denko K.K.	5,600	266,619
Showa Sangyo Co., Ltd.	4,000	105,337
Siix Corp.	4,400	88,388
Sinanen Holdings Co., Ltd.	6,200	150,438
Sinko Industries Ltd.	3,600	54,627
Sintokogio Ltd.	8,700	80,572
SKY Perfect JSAT Holdings, Inc.	800	3,787
Skylark Co., Ltd.	20,200	288,519
SMK Corp.	6,000	17,928
Sodick Co., Ltd.	200	1,944

	SHARES	FAIR VALUE
Japan - 31.7% (continued)
Sogo Medical Co., Ltd.	2,400	$49,270
Sojitz Corp.	16,300	56,773
Solasto Corp.	2,700	31,031
Square Enix Holdings Co., Ltd.	5,400	246,404
Star Micronics Co., Ltd.	1,600	28,872
Starts Corp., Inc.	1,200	27,281
Starzen Co., Ltd.	1,900	79,430
Studio Alice Co., Ltd.	5,200	115,972
Sugi Holdings Co., Ltd.	6,800	335,991
Sumitomo Bakelite Co., Ltd.	23,000	226,874
Sumitomo Densetsu Co., Ltd.	6,400	107,540
Sumitomo Forestry Co., Ltd.	5,300	85,670
Sumitomo Mitsui Construction Co., Ltd.	22,960	151,675
Sumitomo Osaka Cement Co., Ltd.	3,000	12,852
Sumitomo Riko Co., Ltd.	6,900	67,193
Sumitomo Seika Chemicals Co., Ltd.	1,800	92,503
Sumitomo Warehouse Co., Ltd.	1,000	6,228
Sushiro Global Holdings Ltd.	2,100	119,449
Systena Corp.	10,000	129,421
Tachi-S Co., Ltd.	6,600	105,080
Tadano Ltd.	6,500	71,429
Taihei Dengyo Kaisha Ltd.	1,400	34,638
Taiho Kogyo Co., Ltd.	4,000	41,940
Taikisha Ltd.	5,200	167,780
Taiyo Holdings Co., Ltd.	500	19,710
Taiyo Yuden Co., Ltd.	2,200	64,846
Takamatsu Construction Group Co., Ltd.	6,400	166,293
Takara Holdings, Inc.	21,500	213,239
Takara Standard Co., Ltd.	9,600	155,867
Takasago International Corp.	1,400	49,582
Takasago Thermal Engineering Co., Ltd.	5,300	93,779
Takeuchi Manufacturing Co., Ltd.	3,100	79,320
Takuma Co., Ltd.	11,600	143,029
Tamron Co., Ltd.	8,700	172,575
Tanseisha Co., Ltd.	9,600	108,952
Tatsuta Electric Wire and Cable Co., Ltd.	17,000	93,025
Tayca Corp.	1,900	47,453
TechnoPro Holdings, Inc.	1,700	106,030
TEIKOKU SEN-I Co., Ltd.	1,900	43,811
Tekken Corp.	700	17,590
Tenma Corp.	3,500	58,276
T-Gaia Corp.	12,600	331,698
The Japan Steel Works Ltd.	1,900	48,650
The Japan Wool Textile Co., Ltd.	9,400	77,748
The Nippon Road Co., Ltd.	900	49,735
The Nisshin Oillio Group Ltd.	4,600	124,408
The Oita Bank Ltd.	1,100	38,511
The Pack Corp.	3,500	99,226
TIS, Inc.	4,700	226,730
TKC Corp.	3,300	128,454
Toa Corp.	2,200	58,708
Toagosei Co., Ltd.	12,400	140,952
Tocalo Co., Ltd.	2,400	27,756
Tochigi Bank Ltd.	2,000	6,678
Toda Corp.	10,000	69,481
Toei Animation Co., Ltd.	300	10,652
TOEI Co., Ltd.	300	34,614
Toenec Corp.	1,000	28,485
Toho Holdings Co., Ltd.	7,300	192,306
Toho Zinc Co., Ltd.	200	6,651
Tokai Carbon Co., Ltd. (b)	4,600	82,221
Tokai Corp.	6,100	137,910
Tokai Holdings Corp.	8,900	86,108
Tokai Rika Co., Ltd.	8,900	187,516
Token Corp.	3,600	254,991
Tokuyama Corp.	3,100	95,140
Tokyo Base Co., Ltd. (a)(b)	900	5,476
Tokyo Broadcasting System Holdings, Inc.	10,900	229,851
Tokyo Ohka Kogyo Co., Ltd.	2,700	86,630
Tokyo Seimitsu Co., Ltd.	2,900	90,046
Tokyo Steel Manufacturing Co., Ltd.	7,000	56,008
Tokyu Construction Co., Ltd.	16,200	149,009
Tomy Co., Ltd.	11,700	115,199
TOPCON Corp.	600	10,476
Toppan Forms Co., Ltd.	20,900	205,595
Topre Corp.	3,400	82,743
Topy Industries Ltd.	1,500	40,703

	SHARES	FAIR VALUE
Japan - 31.7% (continued)
Toridoll Holdings Corp.	1,100	$24,909
Torii Pharmaceutical Co., Ltd.	4,300	91,643
Tosei Corp.	700	6,741
Toshiba Machine Co., Ltd.	17,000	79,714
Toshiba Plant Systems & Services Corp.	9,700	209,697
Toshiba TEC Corp.	46,000	275,727
Tosho Printing Co., Ltd.	1,400	10,975
Totetsu Kogyo Co., Ltd.	2,200	59,064
Toyo Construction Co., Ltd.	3,600	13,219
Toyo Corp.	200	1,615
Toyo Ink SC Holdings Co., Ltd.	3,400	87,088
Toyo Kanetsu K.K.	1,100	32,571
Toyo Tanso Co., Ltd.	3,400	99,604
Toyo Tire & Rubber Co., Ltd.	2,800	45,940
Toyobo Co., Ltd.	2,900	52,931
Toyota Boshoku Corp.	11,600	202,747
TPR Co., Ltd.	3,500	82,153
Trancom Co., Ltd.	2,300	156,287
Transcosmos, Inc.	7,900	190,905
Trusco Nakayama Corp.	4,200	112,192
Trust Tech, Inc.	1,700	74,588
TS Tech Co., Ltd.	12,600	475,718
TSI Holdings Co., Ltd.	18,300	121,385
Tsubakimoto Chain Co.	13,000	116,299
Tsugami Corp.	4,000	42,552
Tsukishima Kikai Co., Ltd.	3,800	51,540
Tsukui Corp.	7,000	66,403
Tsumura & Co.	1,200	40,986
Tsurumi Manufacturing Co., Ltd.	3,200	54,087
Tsutsumi Jewelry Co., Ltd.	2,100	40,711
TV Asahi Holdings Corp.	12,800	238,121
Ube Industries Ltd.	2,700	68,697
UKC Holdings Corp.	3,900	85,961
Ulvac, Inc.	300	12,434
Union Tool Co.	200	7,119
Unipres Corp.	10,100	196,528
United Arrows Ltd.	1,900	69,769
United Super Markets Holdings, Inc.	26,500	302,898
United, Inc.	700	19,310
Unitika Ltd. (a)	500	3,060
Ushio, Inc.	9,700	127,983
UT Group Co., Ltd. (a)	2,100	70,687
Valor Holdings Co., Ltd.	10,500	222,739
Vector, Inc.	200	4,570
Vital KSK Holdings, Inc.	19,300	219,212
VT Holdings Co., Ltd.	1,700	7,696
Wacoal Holdings Corp.	7,600	225,038
Wacom Co., Ltd.	31,500	141,468
Wakita & Co., Ltd.	9,900	116,455
Warabeya Nichiyo Holdings Co., Ltd.	8,600	169,353
Watami Co., Ltd. (b)	13,500	149,446
Welcia Holdings Co., Ltd.	8,400	387,832
World Holdings Co.	3,800	116,794
Wowow, Inc.	3,400	101,899
Xebio Holdings Co., Ltd.	11,700	170,061
Yahagi Construction Co., Ltd.	10,000	74,611
YAMABIKO Corp.	7,600	89,468
YA-MAN Ltd.	3,900	66,691
Yamato Kogyo Co., Ltd.	4,800	137,809
Yamazen Corp.	18,700	208,357
Yaoko Co., Ltd.	3,800	211,016
Yellow Hat Ltd.	6,600	183,845
Yodogawa Steel Works Ltd.	3,900	91,787
Yokogawa Bridge Holdings Corp.	3,700	74,193
Yondoshi Holdings, Inc.	3,600	76,270
Yonex Co., Ltd. (b)	11,700	70,762
Yorozu Corp.	600	8,959
Yoshinoya Holdings Co., Ltd. (b)	12,500	210,602
Yuasa Trading Co., Ltd.	4,800	167,618
Yume No Machi Souzou Iinkai Co., Ltd.	2,100	63,221
Yumeshin Holdings Co., Ltd.	2,300	24,426
Yurtec Corp.	16,700	132,867
Yushin Precision Equipment Co., Ltd.	3,800	41,793
Zenkoku Hosho Co., Ltd.	100	4,050
ZENRIN Co., Ltd.	1,950	60,022
Zensho Holdings Co., Ltd. (b)	12,600	253,678
Zeon Corp.	8,700	93,256

	SHARES	FAIR VALUE
Japan - 31.7% (continued)
ZERIA Pharmaceutical Co., Ltd.	3,900	$83,609
ZIGExN Co., Ltd. (a)	200	1,480
Zojirushi Corp.	10,600	142,147

		73,544,889

Luxembourg - 0.4%
Aperam, S.A.	15,432	693,581
SAF-Holland, S.A.	1,254	19,432
Senvion, S.A. (a)	4,481	36,513
Subsea 7, S.A.	9,729	132,313

		881,839

Netherlands - 2.9%
Aalberts Industries N.V.	13,773	590,561
Accell Group N.V.	5,948	122,342
Arcadis N.V.	18,144	321,807
ASR Nederland N.V.	7,706	367,630
BE Semiconductor Industries N.V.	376	8,161
Brunel International N.V.	14,666	219,434
Corbion N.V.	4,475	140,560
ForFarmers N.V.	42,444	473,948
IMCD N.V.	1,385	103,532
InterXion Holding N.V. (a)(b)	800	52,744
Kendrion N.V.	3,045	112,397
Koninklijke BAM Groep N.V.	9,483	38,801
LyondellBasell Industries N.V.	18,081	2,039,175
Philips Lighting N.V. (d) (Cost: $1,204,483; Original Acquisition Date: 05/12/2017)	37,095	1,043,729
PostNL N.V. (b)	19,346	64,853
SBM Offshore N.V.	8,579	138,667
SIF Holding N.V.	5,003	98,375
TKH Group N.V.	5,570	326,179
TomTom N.V. (a)	16,712	169,310
Wessanen	16,835	223,748

		6,655,953

Norway - 1.5%
Aker ASA	329	25,775
Aker BP ASA	4,799	169,959
Aker Solutions ASA (a)	21,043	143,630
Atea ASA	20,358	301,505
Austevoll Seafood ASA	47,295	622,618
B2Holding ASA	17,443	37,440
Borregaard ASA	3,680	34,974
Europris ASA (d) (Cost: $231,749; Original Acquisition Date: 05/26/2017)	75,081	181,745
Grieg Seafood ASA	14,655	168,549
Kongsberg Automotive ASA (a)	114,385	133,124
Leroy Seafood Group ASA	55,237	420,758
Nordic Semiconductor ASA (a)	3,001	18,358
Norway Royal Salmon ASA	6,222	150,254
Salmar ASA	10,080	485,841
TGS-Nopec Geophysical Co. ASA	16,472	625,595
Wallenius Wilhelmsen Logistics (a)	5,500	22,495

		3,542,620

Portugal - 0.7%
Altri, SGPS, S.A.	14,181	131,027
Banco Comercial Portugues, S.A. - Class R (a)	329,436	95,904
Corticeira Amorim SGPS, S.A.	5,895	78,690
CTT-Correios de Portugal, S.A.	1,583	6,156
Mota-Engil SGPS, S.A. (a)	75,673	234,966
Nos SGPS, S.A.	76,776	438,104
REN Redes Energeticas Nacionais SGPS, S.A.	3,921	11,105
Semapa-Sociedade de Investimento e Gestao S.A.	13,787	284,859
Sonae SGPS, S.A.	185,583	197,536
The Navigator Company, S.A.	49,326	246,427

		1,724,774

Singapore - 0.6%
Best World International Ltd. (b)	162,500	147,991
Bumitama Agri Ltd.	87,700	44,727
China Aviation Oil Singapore Corp. Ltd.	100,900	114,680
COSCO Shipping International Singapore Co., Ltd. (a)	197,000	53,823
First Resources Ltd.	78,300	90,705
Indofood Agri Resources Ltd.	73,800	10,055
M1 Ltd.	123,500	143,966
NetLink NBN Trust	283,400	163,117
Sheng Siong Group Ltd.	134,300	114,481
Silverlake Axis Ltd.	29,900	9,585
Venture Corp., Ltd.	37,300	492,152

		1,385,282

	SHARES	FAIR VALUE
Spain - 3.5%
Acerinox S.A.	42,724	$574,275
Applus Services, S.A.	19,510	266,547
Atresmedia Corp de Medios de Comunicacion S.A. (b)	57,468	410,243
Cia de Distribucion Integral Logista Holdings S.A.	23,676	623,841
CIE Automotive, S.A.	24,695	757,897
Codere S.A. (a)	1,309	11,487
Construcciones y Auxiliar de Ferrocarriles, S.A.	11,017	489,781
Corp Financiera Alba, S.A.	486	27,360
Distribuidora Internacional de Alimentacion S.A. (b)	85,902	203,809
Ebro Foods, S.A.	10,846	233,284
Ence Energia y Celulosa, S.A.	14,812	139,006
Faes Farma, S.A.	24,352	106,283
Fomento de Construcciones y Contratas, S.p.A. (a)	29,773	416,091
Global Dominion Access, S.A. (a)(d) (Cost: $112,306; Original Acquisition Date: 05/09/2017)	20,877	123,589
Grupo Catalana Occidente, S.A.	12,791	535,241
Indra Sistemas, S.A. (a)	3,780	46,509
Liberbank, S.A. (a)	847,281	454,566
Mediaset Espana Comunicacion, S.A.	100,724	736,335
Melia Hotels International, S.A.	1,138	14,266
Miquel y Costas & Miquel, S.A.	3,251	123,397
NH Hotel Group, S.A.	81,325	594,237
Obrascon Huarte Lain, S.A.	38,083	125,233
Papeles y Cartones de Europa, S.A.	12,587	243,994
Sacyr, S.A.	6,100	17,893
Tecnicas Reunidas, S.A.	4,203	142,212
Telepizza Group S.A. (d) (Cost: $94,264; Original Acquisition Date: 01/19/2018)	15,387	95,196
Tubacex, S.A. (a)	6,682	24,199
Viscofan, S.A.	3,321	241,892
Zardoya Otis, S.A.	30,637	285,385

		8,064,048

Sweden - 3.8%
AcadeMedia AB (a)(d) (Cost: $108,124; Original Acquisition Date: 05/10/2017)	17,632	90,810
Ahlsell AB (d) (Cost: $59,667; Original Acquisition Date: 10/26/2017)	9,822	56,439
Attendo AB (d) (Cost: $85,363; Original Acquisition Date: 05/10/2017)	7,652	70,871
Axfood AB	51,638	986,442
B&B Tools AB - B Shares	13,629	144,559
Betsson AB (a)	35,431	272,479
Bilia AB	18,457	144,808
BillerudKorsnas AB	500	5,905
BioGaia AB - B Shares	1,103	58,978
Bossard Holding AG	438	90,244
Bravida Holding AB (d) (Cost: $178,961; Original Acquisition Date: 05/30/2017)	25,066	191,863
Bufab AB	267	3,141
Byggmax Group AB	26,816	118,463
Camurus AB (a)	895	9,151
CAPIO AB (d) (Cost: $20,232; Original Acquisition Date: 05/30/2017)	3,409	19,458
Clas Ohlson AB - B Shares (b)	45,267	404,154
Cloetta AB - B Shares	5,233	15,702
Com Hem Holding AB	1,223	20,635
Dometic Group AB (d) (Cost: $118,468; Original Acquisition Date: 05/30/2017)	14,717	139,684
Dustin Group AB (d) (Cost: $113,641; Original Acquisition Date: 05/10/2017)	13,561	133,606
Elekta AB	1,850	24,184
Granges AB	24,823	290,705
Gunnebo AB	4,211	12,433
Haldex AB	2,784	26,698
Hexpol AB	16,109	172,009
Holmen AB	21,127	543,702
Indutrade AB	4,955	125,051
Intrum Justitia AB (b)	3,152	80,203
JM AB	5,452	112,168
KappAhl AB	43,708	166,489
LeoVegas AB (d) (Cost: $25,481; Original Acquisition Date: 06/21/2017)	3,104	22,062
Lindab International AB	6,029	45,357
Mekonomen AB	10,553	176,092
Modern Times Group MTG AB	2,171	77,770
Momentum Group AB	1,782	22,954
Mycronic AB	9,540	99,310
New Wave Group AB	21,239	160,480
Nobia AB	44,612	331,719
Nobina AB (d) (Cost: $131,347; Original Acquisition Date: 05/10/2017)	20,786	153,193
Nolato AB	200	14,128
Paradox Interactive AB	3,099	53,270
Peab AB	2,713	24,445
Ratos AB - B Shares	97,909	340,668
RaySearch Laboratories AB (a)	1,250	20,147
Rexidor Hotel Group AB (a)	10,074	40,207
SAS AB (a)	46,724	103,409
Scandi Standard AB	3,319	19,888

	SHARES	FAIR VALUE
Sweden - 3.8% (continued)
Scandic Hotels Group AB (d) (Cost: $98,649; Original Acquisition Date: 05/10/2017)	8,008	$85,902
SSAB AB - A Shares	47,873	208,659
SSAB AB - B Shares	94,373	329,707
Svenska Cellulosa AB SCA	135,797	1,580,684
Sweco AB	7,978	203,263
Thule Group AB (d) (Cost: $9,331; Original Acquisition Date: 08/24/2017)	485	11,487
Vitrolife AB	542	7,677
Volati AB	4,741	19,726

		8,683,238

Switzerland - 3.5%
ALSO Holding AG	1,023	121,800
APG SGA, S.A.	214	78,711
Aryzta AG (a)(b)	2,257	21,153
Ascom Holding AG	782	15,410
Autoneum Holding AG	603	143,339
Banque Cantonale Vaudoise	29	21,752
Bell Food Group AG	556	172,665
BKW Energie AG	3,902	276,975
Bobst Group, S.A.	2,238	191,532
Bucher Industries AG	989	346,724
Burkhalter Holding AG	480	43,580
Cembra Money Bank AG	846	79,167
Comet Holding AG	128	12,698
Conzzeta AG	162	202,239
Daetwyler Holding AG	624	116,785
dormakaba Holding AG	311	218,350
EDAG Engineering Group AG	4,669	104,055
EFG International AG	3,433	25,962
Emmi AG	550	419,912
Feintool International Holding AG	260	31,653
Flughafen Zurich AG	231	47,761
Forbo Holding AG	92	151,870
Georg Fischer AG	376	492,282
Gurit Holding AG	153	130,545
Huber + Suhner AG	2,342	179,773
Implenia AG	3,685	234,768
Inficon Holding AG	247	125,838
Kardex AG	1,326	237,497
Komax Holding AG	179	60,095
Kudelski, S.A.	2,600	23,955
Logitech International, S.A.	7,245	357,597
Mobilezone Holding AG	22,387	262,385
OC Oerlikon Corp. AG	1,652	24,066
Oriflame Holding AG	12,445	361,981
Orior AG	2,090	184,795
Panalpina Welttransport Holding AG	4,004	599,825
Rieter Holding AG (b)	762	121,857
Schmolz + Bickenbach AG (a)	81,185	64,998
Schweiter Technologies AG	128	156,096
SFS Group AG	1,335	162,665
Siegfried Holding AG	129	61,156
St Galler Kantonalbank AG	61	31,594
Sulzer AG	962	120,293
Sunrise Communications Group AG (d) (Cost: $160,259; Original Acquisition Date: 05/30/2017)	1,944	177,302
Swissquote Group Holding, S.A.	386	28,554
Tecan Group AG	794	189,724
u-blox Holding AG	42	6,327
Valiant Holding AG	157	18,012
Valora Holding AG	1,746	506,191
VAT Group AG. (d) (Cost: $67,621; Original Acquisition Date: 08/29/2017)	528	68,257
Vontobel Holding AG	1,879	134,249
Walter Meier AG (b)	742	15,387
Ypsomed Holding AG	187	28,554
Zehnder Group AG	3,411	161,708

		8,172,419

United Kingdom - 0.4%
Dialog Semiconductor PLC (a)	25,057	586,935
Rhi Magnesita N.V.	4,818	307,941
Torm PLC (a)	1,000	6,509

		901,385

United States - 17.6%
Adobe Systems, Inc. (a)(f)	4,572	1,204,768
Amazon.com, Inc. (a)	348	700,423
Andeavor	5,876	897,794
B Communications Ltd. (a)	1,215	12,180
Best Buy Co., Inc. (b)	14,471	1,151,313
Cellcom Israel Ltd. (a)	13,763	80,936

	SHARES	FAIR VALUE
United States - 17.6% (continued)
CenterPoint Energy, Inc. (b)	31,175	$866,353
Dell Technologies, Inc. - Class V (a)(f)	22,510	2,164,787
Exelon Corp.	18,705	817,596
Express Scripts Holding Co. (a)	22,108	1,945,946
Facebook, Inc. (a)(f)	11,054	1,942,519
HollyFrontier Corp.	70,000	5,216,400
Intuit, Inc. (b)(f)	5,876	1,289,606
IQVIA Holdings, Inc. (a)	7,834	995,623
Johnson & Johnson	45,000	6,061,050
Kenon Holdings Ltd.	7,582	122,300
L3 Technologies, Inc.	6,230	1,331,476
MasterCard, Inc. (f)	10,235	2,206,257
Pfizer, Inc.	15,588	647,214
Pinnacle Foods, Inc.	12,158	807,534
Regeneron Pharmaceuticals, Inc. (a)	2,740	1,114,495
Rockwell Collins, Inc. (f)	9,647	1,311,510
SLM Corp. (a)(b)	48,920	573,342
Twenty-First Century Fox, Inc. - Class B (f)	44,422	1,994,548
Tyson Foods, Inc.	14,859	933,294
Valero Energy Corp.	7,794	918,757
Viacom, Inc. - Class B	27,203	796,504
Western Digital Corp. (f)	19,897	1,258,286
Worldpay, Inc. (a)(b)	13,716	1,335,801

		40,698,612

Virgin Islands (UK) - 0.3%
Michael Kors Holdings Ltd. (a)	9,197	667,886

TOTAL COMMON STOCKS (Cost $213,104,420)		222,599,759

PREFERRED STOCKS - 0.1%
Germany - 0.1%
Biotest AG - Vorzugsaktien	681	19,208
Draegerwerk AG & Co. KGaA	138	11,133
Sartorius AG	606	110,014

TOTAL PREFERRED STOCKS (Cost $94,270)		140,355

REAL ESTATE INVESTMENT TRUSTS - 0.0% (e)
Australia - 0.0% (e)
Growthpoint Properties Australia Ltd.	9,859	26,508

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $25,112)		26,508

RIGHTS - 0.0% (e)
Australia - 0.0% (e)
Primary Health Care Ltd. - Rights (a)(c)	3,283	472

Hong Kong - 0.0% (e)
Chong Hing Bank Ltd. - Rights (a)(c)	2,000	—

TOTAL RIGHTS (Cost $1,544)		472

SHORT-TERM INVESTMENTS - 2.5%
Money Market Funds - 1.2%
Fidelity Investments Money Market Funds - Government Portfolio, 1.82% (g)	557,573	557,573
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 1.84% (g)	557,573	557,573
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 1.84% (g)	557,573	557,573
Short-Term Investments Trust-Government & Agency Portfolio, 1.85% (g)	557,573	557,573
Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 1.85% (g)	557,573	557,573

		2,787,865

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 1.3%
1.859%, 09/06/2018 (h)	$3,000,000	2,999,206

TOTAL SHORT-TERM INVESTMENTS (Cost $5,787,071)		5,787,071

	SHARES	FAIR VALUE
INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 4.2%
BlackRock Liquidity Funds FedFund Portfolio, 1.85% (g)	965,834	965,834
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 2.11% (g)	8,692,505	8,692,505

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $9,658,339)		9,658,339

TOTAL INVESTMENTS (Cost $220,178,889) - 102.8%		238,212,504

OTHER ASSETS IN EXCESS OF LIABILITIES - (2.8)%		(6,422,865)

TOTAL NET ASSETS - 100.0%		$231,789,639

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	This security or a portion of this security was out on loan as of August 31, 2018. Total loaned securities had a market value of $9,163,904 as of August 31, 2018.
(c)	Value determined using significant unobservable inputs.
(d)

Although security is restricted as to resale, the Portfolio’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at August 31, 2018 was $4,677,490, which represents 2.0% of net assets.

(e)	Rounds to zero.
(f)	This security or a portion of this security was held as collateral for derivative contracts as of August 31, 2018.
(g)	Rate shown is the 7-day effective yield.
(h)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL VALUE	VALUE/ UNREALIZED DEPRECIATION
FUTURES CONTRACTS PURCHASED
Australian Dollar, September 2018 Settlement	55	$3,949,000	$(135,567)
British Pound, September 2018 Settlement	288	23,335,200	(738,206)
Euro FX, September 2018 Settlement	51	7,400,738	(171,184)
Mini MSCI EAFE Index, September 2018 Settlement	87	8,520,780	(64,756)

TOTAL FUTURES CONTRACTS PURCHASED		$43,205,718	$(1,109,713)

The accompanying footnotes are an integral part of these Schedules of Investments.

Total Return Swaps

Counterparty (a)	Reference Entity	Pay/Receive Total Return On Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)
B	888 Holdings PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	$353,519	134,156	$(44,994)
B	AA PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	88,109	64,642	(20,333)
B	Acacia Mining PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	2	1	(1)
A	Accent Group Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	162,529	105,818	7,674
B	Advanced Medical Solutions	Receive	1-Month LIBOR GBP	6/1/2020	Term	40,788	14,485	10,559
A	Advanced Medical Solutions	Receive	1-Month LIBOR GBP	6/1/2022	Term	6,071	2,130	1,476
B	Air France KLM S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	189,320	19,040	(37,391)
B	Akwel S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	209,995	6,094	(93,836)
B	Alten S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	344,801	4,275	45,775
A	APN Outdoor Group Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	15,667	2,485	684
A	ARB Corp. Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	58,921	2,874	(1,448)
A	Asaleo Care Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	169,693	231,318	10,839
B	Ascential PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	31,080	9,277	11,942
B	ASOS PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	271,449	4,270	(17,397)
A	ASOS PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	63	1	(3)
B	Assystem S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	71,884	2,168	(10,495)
A	Assystem S.A.	Receive	1-Month LIBOR EUR	6/1/2022	Term	6,621	189	(1,224)
A	Atlas Arteria	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	40,768	6,075	727
B	Aubay S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	2,617	73	485
A	Australian Pharmaceutical Industries Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	440,542	264,297	33,225
A	Automotive Groups Holdings Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	512,020	186,776	(52,638)
B	Aveva Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	86,528	4,114	85,509
A	Aveva Group PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	801	41	1,028
B	B&M European Value Retail S.A.	Receive	1-Month LIBOR GBP	6/1/2020	Term	27,318	7,600	5,441
A	Bega Cheese Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	18,463	2,490	713
B	Bellway PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	275,926	9,100	(11,951)
B	Beneteau	Receive	1-Month LIBOR EUR	6/1/2020	Term	410,185	28,355	(20,765)
A	Beneteau	Receive	1-Month LIBOR EUR	6/1/2022	Term	6,425	440	(331)
B	Biffa PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	18,350	8,102	2,797
A	Blackmores Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	86,910	588	6,844
B	Bodycote PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	130,326	15,004	21,765
B	Boiron S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	102,673	1,281	(17,002)
A	Boiron S.A.	Receive	1-Month LIBOR EUR	6/1/2022	Term	1,962	22	(497)
B	Bonduelle SCA	Receive	1-Month LIBOR EUR	6/1/2020	Term	109,453	3,271	(17,183)
A	Bonduelle SCA	Receive	1-Month LIBOR EUR	6/1/2022	Term	7,351	217	(1,218)
B	Boohoo Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	26,937	13,577	(4,085)
B	Bourbon Corp. S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	32,662	3,456	(17,270)
B	Bovis Homes Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	251,067	23,253	17,687
A	Bovis Homes Group PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	734	80	253
B	Brewin Dolphin Holdings PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	99,235	29,438	14,213
B	Britvic PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	28,322	3,591	1,350
B	Brown Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	67,593	26,471	(30,683)
A	Brown Group PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	32	12	(15)
B	BTG PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	77,191	13,887	(2,327)
B	C&C Group PLC	Receive	1-Month LIBOR EUR	6/1/2020	Term	22,250	6,450	1,193
B	Card Factory PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	76,285	32,695	(15,828)
A	Carsales.com Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	3,762	270	303
B	Centamin PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	654,519	451,074	(218,832)
B	Central Asia Metals Ltd.	Receive	1-Month LIBOR GBP	6/1/2020	Term	3	1	(1)
B	Chargeurs S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	4,970	200	56
B	Cherming Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	42,471	23,112	4,115
A	Cherming Group PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	50	28	6
B	Cineworld Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	323	49	(223)
B	Clinigen Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	39,629	4,465	6,040
B	Close Brothers Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	61,584	3,866	2,244
B	CMC Markets PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	41,556	32,824	24,474
A	CMC Markets PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	5,240	4,094	2,983
B	Coface S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	119,301	15,000	4,138
A	Collins Foods Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	34,729	6,628	1,993
B	Compagnie Des Alpes	Receive	1-Month LIBOR EUR	6/1/2020	Term	98,436	3,698	15,847
A	Compagnie Des Alpes	Receive	1-Month LIBOR EUR	6/1/2022	Term	9,181	365	2,198
A	Corporate Travel Management	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	27,975	939	1,944
B	Costain Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	94,035	19,957	(9,953)
A	Costain Group PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	9,056	1,936	(862)
B	Countrywide PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	1,176	1,757	(1,269)
A	Crest Nicholson Holdings	Receive	1-Month LIBOR GBP	6/1/2022	Term	150	24	(67)
B	Crest Nicholson Holdings	Receive	1-Month LIBOR GBP	6/1/2020	Term	4,983	1,313	61
A	CSR Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	457,087	100,247	(15,234)
B	CVS Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	622	49	(232)
B	CYBG PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	15,479	5,700	4,317
B	Dart Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	36,099	5,791	26,522
A	Dart Group PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	340	55	255
A	Debenhams PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	15	30	(13)
B	Dechra Pharmeceuticals PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	40,266	1,590	12,082
B	Derichebourg	Receive	1-Month LIBOR EUR	6/1/2020	Term	172,273	29,701	(31,860)
A	Derichebourg	Receive	1-Month LIBOR EUR	6/1/2022	Term	5,156	817	(1,315)
B	Devoteam S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	60,636	857	34,578
A	Devoteam S.A.	Receive	1-Month LIBOR EUR	6/1/2022	Term	5,546	78	3,121
B	DFS Furniture PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	50,348	23,743	5,059
B	Dialight PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	39,119	3,892	(25,178)
A	Dialight PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	2,823	277	(1,841)
B	Diploma PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	204,850	18,283	81,926
B	Direct Energie	Receive	1-Month LIBOR EUR	6/1/2020	Term	27,246	547	(4,656)
B	Dixons Carphone PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	265,482	148,760	(14,886)
B	Drax Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	158,489	47,679	34,069
B	DS Smith PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	42,034	8,479	404
A	Duluxgroup, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	109,053	14,270	2,181
B	Dunlem Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	175,229	29,256	(23,982)
B	EI Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	81,575	57,376	9,035
A	Elders Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	76,585	9,924	(7,636)
B	Electrocomponents PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	257,226	45,765	114,562
B	Elementis PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	69,214	23,215	(11,417)
A	Elementis PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	9	3	(1)
B	Elior Group	Receive	1-Month LIBOR EUR	6/1/2020	Term	56,189	3,912	(3,993)
B	Elis S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	27,165	1,437	2,201
B	Emis Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	55,084	5,810	2,090
A	Emis Group PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	56	6	3
B	Entertainment One Ltd.	Receive	1-Month LIBOR GBP	6/1/2020	Term	40,815	13,877	12,808
B	Eramet	Receive	1-Month LIBOR EUR	6/1/2020	Term	332,223	4,039	(37,888)
B	Essentra PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	16,989	3,272	(2,706)
A	Estia Health Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	44,206	13,612	(1,946)
B	Esure Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	28,443	10,088	523
B	Euronext N.V.	Receive	1-Month LIBOR EUR	6/1/2020	Term	105,849	2,237	27,665
A	Evolution Mining Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	11,404	4,000	(442)
B	Evraz PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	298,412	134,099	610,349
A	Evraz PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	64,247	33,462	168,788
A	Fairfax Media Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	22,013	25,784	824
B	Ferrexpo PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	386,266	208,808	(63,728)
A	Ferrexpo PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	115	67	(7)
B	Fevertree Drinks PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	51,365	1,862	23,228
B	Firstgroup PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	109,973	81,889	(50,158)
B	FNAC Darty S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	593,448	7,852	(26,670)
B	Forterra PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	93,595	32,545	(3,490)
A	Forterra PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	11,911	4,529	1,249
B	Galliford Try PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	90,523	7,287	(18,481)
A	Galliford Try PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	363	29	(76)
A	Gateway Lifestyle	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	13,641	5,985	(172)
B	Gaztransport Et Techniga S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	164,915	3,940	88,424
A	Gaztransport Et Techniga S.A.	Receive	1-Month LIBOR EUR	6/1/2022	Term	25,397	691	20,284
B	GL Events S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	54,377	2,303	3,364
A	GL Events S.A.	Receive	1-Month LIBOR EUR	6/1/2022	Term	6,631	296	918
B	GO-AHEAD Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	185,793	10,726	(3,645)
A	GO-AHEAD Group PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	37	2	(2)
B	Grafton Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	27,559	3,577	458
A	Graincorp. Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	366,189	47,611	5,695
A	Greencross Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	263,324	62,800	(9,944)
B	Greene King PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	46,086	9,443	557
B	Greggs PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	343,214	32,419	4,649
A	Greggs PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	23,498	2,194	340
B	Groupe Crit S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	48,664	614	(3,442)
A	Groupe Crit S.A.	Receive	1-Month LIBOR EUR	6/1/2022	Term	6,970	94	91
B	Guerbet S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	63,083	941	(11,874)
B	Halfords Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	414,897	120,133	(1,527)
A	Halfords Group PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	6,491	1,793	(169)
B	Hastings Group Holdings PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	3,379	1,300	293
B	Haulotte Group S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	39,434	2,725	(7,686)
A	Haulotte Group S.A.	Receive	1-Month LIBOR EUR	6/1/2022	Term	2,889	196	(589)
B	Hays PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	705,070	393,990	136,824
B	Hikma Pharmaceuticals PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	136,477	13,580	173,834
B	Hochschild Mining PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	93,108	36,519	(38,429)
A	Hostelworld Group PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	46	13	(13)
B	Hotel Chocolat group Ltd.	Receive	1-Month LIBOR GBP	6/1/2020	Term	1,945	602	182
B	Howden Joinery Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	483,284	104,818	49,932
A	Howden Joinery Group PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	1,624	353	176
B	Ibstock PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	5,177	2,100	407
B	ID Logistics Group	Receive	1-Month LIBOR EUR	6/1/2020	Term	37,568	279	5,713
A	ID Logistics Group	Receive	1-Month LIBOR EUR	6/1/2022	Term	6,467	48	985
B	IG Group Holdings PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	116,004	16,448	43,840
A	Iluka Resources Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	13,234	1,163	(1,657)
A	Inchcape PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	282	33	(58)
B	Inchcape PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	693,458	90,805	(65,368)
B	Indivior PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	101,695	31,653	(22,478)
A	Indivior PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	347	109	(72)
A	Inghams Group PLC	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	668,032	179,277	(9,879)
B	Inmarsat PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	4,724	1,400	3,896
B	Interparfums S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	89,878	2,796	26,158
A	Interparfums S.A.	Receive	1-Month LIBOR EUR	6/1/2022	Term	3,109	112	1,651
B	Iomart Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	16,552	5,447	7,786
A	Iomart Group PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	9	3	5
B	Ipsos S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	429,315	13,797	(50,191)
B	Irish Continental Group PLC	Receive	1-Month LIBOR EUR	6/1/2020	Term	16,815	3,044	49
B	Jacquet Metal Service S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	113,916	4,525	3,275
A	Jacquet Metal Service S.A.	Receive	1-Month LIBOR EUR	6/1/2022	Term	4,071	157	37
B	Janus Henderson Group PLC	Receive	1-Month LIBOR USD	6/1/2020	Term	133,877	4,418	(12,661)
A	JB Hi-Fi Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	761,163	31,632	61,844
B	JD Sports Fashion PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	577,251	136,008	143,348
B	Jpj Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	79,503	9,877	2,077
B	Jupiter Fund Management PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	92,161	19,070	(11,041)
B	Just Eat PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	72,908	10,132	5,355
B	Kainos Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	8,362	3,543	7,278
A	Kainos Group PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	1,347	524	934
B	Kaufman & Broad S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	199,225	4,807	25,480
B	KCom Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	38,816	41,649	7,260
A	KCom Group PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	4,275	4,647	888
B	Keller Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	78,773	8,054	9,190
B	Kier Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	106,017	10,422	(7,924)
B	Kingspan Group PLC	Receive	1-Month LIBOR EUR	6/1/2020	Term	129,178	3,380	14,451
A	Kogan.com Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	60,450	12,000	17,120
B	Latecoere S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	96,787	20,455	(14,237)
B	LISI S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	138,552	3,596	(11,701)
A	LISI S.A.	Receive	1-Month LIBOR EUR	6/1/2022	Term	1,606	42	(121)
B	LNA Sante S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	12,115	200	(649)
B	M6 Metropole Television	Receive	1-Month LIBOR EUR	6/1/2020	Term	320,780	15,201	(58,435)
A	Magellan Financial Group LTD	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	785	33	123
B	Maisons Du Monde S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	319,658	11,014	(46,827)
B	Majestic Wine PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	40,267	10,312	2,846
A	Majestic Wine PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	6,147	1,698	1,147
B	Manitou BF S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	44,170	1,581	7,375
A	Manitou BF S.A.	Receive	1-Month LIBOR EUR	6/1/2022	Term	3,247	119	659
B	Marshalls PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	194,561	48,179	38,805
A	Marshalls PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	27,811	7,131	7,369
B	John Menzies PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	31,638	4,499	(5,805)
A	John Menzies PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	165	23	(31)
B	Mersen S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	77,026	2,854	25,238
A	Mersen S.A.	Receive	1-Month LIBOR EUR	6/1/2022	Term	16,872	659	6,942
A	Metcash Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	748,284	242,299	(49,298)
B	Metro Bank PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	141,940	4,498	(22,192)
A	Mineral Resources Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	82,802	4,724	(6,579)
B	Mitie Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	284,634	109,698	(156,493)
B	Moneysupermarket.com Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	229,726	70,356	(31,109)
A	Moneysupermarket.com Group PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	71	21	(12)
B	Morgan Advanced Materials PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	23,479	7,767	4,528
B	National Express Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	52,931	14,080	5,773
B	Naturex S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	2,109	16	55
A	Navitas Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	92,047	21,814	5,129
B	Neopost S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	276,639	9,017	(64,936)
B	Nex Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	363,826	54,907	293,801
B	Nexans S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	45,620	1,165	(15,251)
B	Nexity S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	282,378	5,386	3,427
A	NIB Holdings Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	30,348	5,400	3,485
A	Nine Entertainment Company Holdings Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	284,217	121,154	5,499
A	Northern Star Resources Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	22,070	3,093	(422)
B	Northgate PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	14,384	3,337	123
B	Ocado Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	586	200	2,014
B	Oeneo S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	656	62	(25)
B	Onesavings Bank PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	10,355	2,600	860
B	Origin Enterprises PLC	Receive	1-Month LIBOR EUR	6/1/2020	Term	90,178	15,237	(4,437)
A	Origin Enterprises PLC	Receive	1-Month LIBOR EUR	6/1/2022	Term	3,932	574	(700)
A	Orora Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	23,676	6,490	(558)
B	Oxford Instruments PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	27,315	2,585	(2,963)
B	Pagegroup PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	398,857	79,129	120,004
A	Pagegroup PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	224	47	93

Counterparty (a)	Reference Entity	Pay/Receive Total Return On Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)
B	Paragon Banking Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	$118,475	25,432	$4,926
A	Pendal Group Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	45,531	5,060	1,339
B	Pendragon PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	6,691	25,079	(571)
B	Permanent tsb Group Holdings PLC	Receive	1-Month LIBOR EUR	6/1/2020	Term	590	236	(97)
B	Petrofac Ltd.	Receive	1-Month LIBOR GBP	6/1/2020	Term	194,564	38,812	83,407
B	Pets at Home Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	298,067	203,209	(63,945)
A	Pets at Home Group PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	27,594	17,355	(7,185)
B	Phoenix Group Holdings	Receive	1-Month LIBOR GBP	6/1/2020	Term	207,039	29,756	4,715
B	Pierre et Vacances S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	8,266	181	(3,196)
A	Pierre et Vacances S.A.	Receive	1-Month LIBOR EUR	6/1/2022	Term	765	16	(321)
B	Compagnie Plastic Omnium S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	233,231	6,837	2,632
B	Plastiques du Val de Loire S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	59,262	2,988	(18,733)
A	Platinum Asset Management Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	254,768	43,725	(7,813)
B	Playtech PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	200,864	33,258	(30,491)
B	Plus 500 Ltd.	Receive	1-Month LIBOR GBP	6/1/2020	Term	116,342	23,556	371,796
A	Plus 500 Ltd.	Receive	1-Month LIBOR GBP	6/1/2022	Term	20,947	4,310	68,498
B	Polypipe Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	75,127	18,247	(7,643)
A	Premier Investments Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	90,836	5,002	5,338
B	PZ Cussons PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	38,699	17,125	4,274
B	Qinetiq Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	19,144	7,766	3,094
B	Rank Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	23,639	10,873	(5,618)
B	Redcentric PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	54,453	64,752	1,734
A	Redcentric PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	2,919	3,394	9
B	Redde PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	134,267	83,224	21,230
A	Redde PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	6,017	3,478	537
B	Redrow PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	263,251	46,185	(5,596)
A	Redrow PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	449	78	(14)
B	Renishaw PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	96,556	2,532	54,130
B	Restaurant Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	221,005	74,303	3,820
A	Restaurant Group PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	66	21	1
B	RHI Magnesita N.V.	Receive	1-Month LIBOR GBP	6/1/2020	Term	4,141	100	1,073
B	Rightmove PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	35,770	7,410	899
B	Rotork PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	102,383	36,336	27,962
A	Rotork PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	118	49	65
B	RPS Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	74,731	28,042	(9,916)
A	RPS Group PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	143	53	(19)
B	Rubis SCA	Receive	1-Month LIBOR EUR	6/1/2020	Term	150,570	2,910	5,247
A	Rubis SCA	Receive	1-Month LIBOR EUR	6/1/2022	Term	105	2	3
B	Saga PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	83,451	69,057	6,591
A	Sandfire Resources NL	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	581,824	71,106	(57,218)
A	Saracen Mineral Holdings Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	13,382	6,873	(286)
B	Sartorius Stedim Biotech	Receive	1-Month LIBOR EUR	6/1/2020	Term	114,644	1,695	82,255
B	Savills PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	136,608	15,098	(16,764)
B	Senior PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	135,403	46,472	17,366
B	Showroomprive	Receive	1-Month LIBOR EUR	6/1/2020	Term	14,629	605	(12,566)
B	SIG PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	436,653	304,419	(44,876)
A	Sigma Healthcare Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	80,466	104,155	(15,516)
B	Smurfit Kappa Group PLC	Receive	1-Month LIBOR EUR	6/1/2020	Term	62,794	2,333	24,594
B	Softcat PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	128,993	29,949	169,150
B	Solutions 30 SE	Receive	1-Month LIBOR EUR	6/1/2020	Term	63,247	1,663	15,059
B	Sopra Steria Group	Receive	1-Month LIBOR EUR	6/1/2020	Term	196,406	1,341	12,779
A	Southern Cross Media Group Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	46,780	36,375	2,443
B	Spectris PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	175,322	6,818	(16,517)
A	Spectris PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	205	8	(16)
B	Spirax-Sarco Engineering PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	70,903	1,272	25,982
B	Sports Direct International PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	283,857	74,302	(2,505)
B	SRP Group S.A.	Receive	1-Month LIBOR GBP	6/1/2020	Term	69,322	13,703	38,446
A	St. Barbara Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	14,262	3,176	(1,325)
B	Staffline Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	37,930	3,195	3,595
B	Stagecoach Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	96,221	57,652	1,226
B	Stallergenes Greer PLC	Receive	1-Month LIBOR EUR	6/1/2020	Term	1,762	48	(426)
B	Stock Spirits Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	92,674	41,121	(14,102)
A	Stock Spirits Group PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	1,530	950	488
A	SuperDry PLC	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	358,957	42,120	33,884
B	SuperDry PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	180,238	13,143	(28,410)
A	SuperDry PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	47	3	(16)
B	Synergie S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	49,756	1,135	(7,035)
A	Synergie S.A.	Receive	1-Month LIBOR EUR	6/1/2022	Term	2,057	50	(137)
B	Synthomer PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	40,298	8,088	8,475
B	Talktalk Telecom Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	236,728	156,879	(37,840)
B	Tate & Lyle PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	402,027	63,371	29,428
B	Technicolor S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	90,989	30,680	(63,343)
B	Ted Baker PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	5,146	200	(864)
B	Telecom Plus PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	103,661	8,161	(20,432)
B	Telford Homes PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	30,666	7,481	1,630
B	Telit Communications PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	147,988	43,341	(104,672)
A	Telit Communications PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	14	4	(10)
B	Henderson Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	127,339	143,458	(9,862)
B	Trigano S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	64,496	659	22,268
A	Trigano S.A.	Receive	1-Month LIBOR EUR	6/1/2022	Term	10,580	107	3,501
B	UDG Healthcare PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	64,439	7,807	(8,807)
B	Ultra Electronics Holdings PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	47,751	3,151	4,672
B	Vedanta Resources PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	200,253	27,332	51,856
B	Vesuvius PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	72,997	12,641	9,098
B	Vicat S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	316,585	5,173	(51,578)
B	Victrex PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	178,728	7,676	90,676
A	Victrex PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	20	1	17
A	Village Roadshow Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	46,521	24,602	6,336
B	Virbac S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	200,972	1,558	6,240
B	Virgin Money Holdings (UK) PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	28,602	10,056	13,210
A	Virtus Health Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	52,075	9,358	1,638
A	Washington H. Soul Pattinson	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	181,702	8,442	13,520
B	Watkins Jones PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	14,459	7,379	350
B	Wetherspoon PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	44,981	4,389	12,484
B	WH Smith PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	467,844	24,202	49,396
A	WH Smith PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	1,107	62	259
A	Whitehaven Coal Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	738,814	158,556	37,045
B	William Hill PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	679,938	243,152	(59,271)
B	Worldline S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	211,529	4,867	50,298
A	WPP AUNZ Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	60,125	65,026	(3,103)
A	Custom Basket Swap - Termination 9/14/2018 (c)	Pay	1-Month LIBOR USD	9/14/2018	Term	41,970,220	1	(1,270,157)

						$77,642,776		$691,375

(a)	See Note 1.
(b)	The swaps accrue financing fees according to the relevant base financing rate which resets periodically, plus a fixed spread.
(c)	Custom Basket Swap - Termination 9/14/2018 represents a swap on a basket of short equity positions. At August 31, 2018, all constituents and their weightings were as follows:

Equity Name	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)	Basket Weighting
Adobe Systems, Inc.	$1,159,916	4,572	$(43,507)	2.76%
Amazon.com, Inc.	656,432	348	(43,230)	1.56%
Andeavor	882,751	5,876	(17,487)	2.10%
Best Buy Co., Inc.	1,139,012	14,471	(10,981)	2.71%
Centerpoint Energy, Inc.	876,953	31,175	2,965	2.09%
Dell Technologies, Inc. - Class V	2,127,870	22,510	(34,451)	5.07%
Exelon Corp.	806,747	18,705	(16,367)	1.92%
Express Scripts Holding Co.	1,849,113	22,108	(94,691)	4.41%
Facebook, Inc.	1,992,594	11,054	52,383	4.75%
Hollyfrontier Corp.	4,831,400	70,000	(402,502)	11.51%
Intuit, Inc.	1,239,895	5,876	(48,274)	2.95%
Iqvia Holdings, Inc.	949,089	7,834	(45,434)	2.26%
Johnson & Johnson	5,883,750	45,000	(210,983)	14.02%
L3 Technologies, Inc.	1,308,674	6,230	(26,270)	3.12%
Lyondellbasell Industries - Class A	2,035,378	18,081	(1,439)	4.85%
Mastercard Inc - Class A	2,074,123	10,235	(129,731)	4.94%
Michael Kors Holdings Ltd.	668,346	9,197	1,234	1.59%
Pfizer, Inc.	638,017	15,588	(8,458)	1.52%
Pinnacle Foods, Inc.	804,009	12,158	(6,546)	1.92%
Regeneron Pharmaceuticals, Inc.	1,010,457	2,740	(102,867)	2.41%
Rockwell Collins, Inc.	1,312,860	9,647	(312)	3.13%
SLM Corp.	555,731	48,920	(16,967)	1.32%
Twenty-First Century Fox - Class B	1,995,436	44,422	3,200	4.75%
Tyson Foods, Inc. - Class A	894,215	14,859	(42,501)	2.13%
Valero Energy Corp.	899,194	7,794	(18,521)	2.14%
Viacom, Inc. - Class B	825,339	27,203	29,791	1.97%
Western Digital Corp.	1,289,127	19,897	32,334	3.07%
Worldpay, Inc. - Class A	1,263,792	13,716	(70,545)	3.01%

	$41,970,220		$(1,270,157)	100.00%

The accompanying footnotes are an integral part of these Schedules of Investments.

ELEMENTS EMERGING MARKETS PORTFOLIO

Schedule of Investments as of August 31, 2018 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS (b) - 91.0%
Bermuda - 0.2%
Haier Electronics Group Co., Ltd.	206,000	$536,735
Sihuan Pharmaceutical Holdings Group Ltd.	374,000	82,913

		619,648

Cayman Islands - 1.4%
3SBIO, Inc. (a) (Cost: $16,147; Original Acquisition Date: 10/31/2017)	9,000	17,177
58.com, Inc. - ADR (b)	100	7,608
Autohome, Inc. - ADR	2,900	239,569
China Medical System Holdings Ltd.	93,000	154,037
China Mengniu Dairy Co., Ltd.	226,000	652,193
Ctrip.com International Ltd. - ADR (b)(c)	2,800	109,620
ENN Energy Holdings Ltd.	14,000	127,536
JD.com, Inc. - ADR (b)(c)	2,200	68,860
Momo, Inc. - ADR (b)	400	18,516
NetEase, Inc. - ADR	900	177,939
New Oriental Education & Technology Group, Inc. - ADR	600	47,160
SINA Corp. (b)	1,800	127,728
Sino Biopharmaceutical Ltd.	856,500	1,084,709
Vipshop Holdings Ltd. - ADR (b)(c)	13,600	94,928
Want Want China Holdings Ltd.	932,000	761,156
Weibo Corp. - ADR (b)	400	30,696
YY, Inc. - ADR (b)	100	7,643

		3,727,075

China - 6.1%
Agricultural Bank of China Ltd.	950,000	459,946
Anhui Conch Cement Co., Ltd.	195,500	1,190,623
AviChina Industry & Technology Co., Ltd.	357,000	206,957
Bank of China Ltd.	2,802,000	1,260,208
Bank of Communications Co., Ltd.	342,000	247,063
Beijing Capital International Airport Co., Ltd.	328,000	349,365
CGN Power Co., Ltd. (a) (Cost: $6,480; Original Acquisition Date: 10/31/2017)	22,000	5,214
China Cinda Asset Management Co., Ltd.	502,000	129,837
China Construction Bank Corp.	880,000	779,232
China Merchants Bank Co., Ltd.	119,000	456,366
China National Building Material Co., Ltd	548,000	512,479
China Pacific Insurance Group Co., Ltd.	7,000	26,087
China Petroleum & Chemical Corp.	454,000	456,386
China Railway Construction Corp. Ltd.	16,500	19,950
China Railway Group Ltd.	135,000	116,617
China Shenhua Energy Co., Ltd.	301,500	672,241
China Southern Airlines Co., Ltd.	286,000	189,118
China Vanke Co., Ltd.	60,100	208,278
CNOOC Ltd.	1,197,000	2,116,816
Fuyao Glass Industry Group Co., Ltd. (a) (Cost: $435,071; Original Acquisition Date: 07/25/2017)	128,800	475,077
Guangzhou Automobile Group Co., Ltd.	1,600	1,737
Huaneng Power International, Inc.	180,000	115,585
Industrial & Commercial Bank of China Ltd.	1,028,000	757,043
Jiangsu Expressway Co., Ltd.	190,000	240,140
Jiangxi Copper Co., Ltd.	97,000	114,935
PetroChina Co., Ltd.	404,000	300,603
PICC Property & Casualty Co., Ltd.	399,000	449,391
Ping An Insurance Group Co of China Ltd.	121,000	1,165,485
Shanghai Fosun Pharmaceutical Group Co., Ltd.	42,000	169,632
Sinopec Shanghai Petrochemical Co., Ltd.	1,006,000	590,879
Sinopharm Group Co., Ltd.	105,600	525,393
The People’s Insurance Co. Group of China Ltd.	433,000	187,571
Tsingtao Brewery Co., Ltd.	134,000	636,815
Weichai Power Co., Ltd.	182,000	192,928
Yanzhou Coal Mining Co., Ltd.	234,000	270,410
Zhejiang Expressway Co., Ltd.	136,000	107,951
Zhuzhou CRRC Times Electric Co., Ltd.	73,000	393,891
Zijin Mining Group Co., Ltd.	436,000	162,762
ZTE Corp. (b)	173,200	336,304

		16,597,315

Hong Kong - 5.7%
Air China Ltd.	586,000	549,509
Aluminum Corp of China Ltd. (b)	166,000	70,217
ANTA Sports Products Ltd.	85,000	462,972
Beijing Enterprises Holdings Ltd.	25,500	122,322
China CITIC Bank Corp. Ltd.	769,000	480,089
China Communications Services Corp. Ltd.	132,000	109,317

	SHARES	FAIR VALUE
Hong Kong - 5.7% (continued)
China Mobile Ltd.	241,500	$2,270,769
China Overseas Land & Investment Ltd.	82,000	259,621
China Resources Beer Holdings Co., Ltd.	220,000	936,200
China Resources Gas Group Ltd.	94,000	428,157
China Taiping Insurance Holdings Co., Ltd.	141,400	448,589
China Telecom Corp. Ltd.	1,300,000	611,180
China Unicom Hong Kong Ltd.	48,000	55,836
CITIC Ltd.	312,000	443,627
Country Garden Holdings Co., Ltd.	153,000	227,685
Country Garden Services Holdings Co., Ltd. (b)	17,586	30,114
CRRC Corp., Ltd.	615,000	509,317
CSPC Pharmaceutical Group Ltd.	134,000	338,041
Dongfeng Motor Group Co., Ltd.	182,000	203,362
Fosun International Ltd.	70,000	126,644
Geely Automobile Holdings Ltd.	229,000	486,666
GOME Electrical Appliances Holding Ltd. (b)(c)	2,890,000	279,841
Guangdong Investment Ltd.	132,000	234,106
Haitian International Holdings Ltd.	103,000	206,820
Hengan International Group Co., Ltd.	19,000	171,027
Kunlun Energy Co., Ltd.	208,000	217,309
Lenovo Group Ltd.	940,000	613,193
Longfor Group Holdings Ltd.	62,500	173,594
New China Life Insurance Co., Ltd.	32,900	149,017
Nine Dragons Paper Holdings Ltd.	6,000	6,804
Shandong Weigao Group Medical Polymer Co., Ltd.	184,000	174,183
Shanghai Industrial Holdings Ltd.	46,000	109,597
Shanghai Pharmaceuticals Holding Co., Ltd.	146,500	384,507
Shenzhou International Group Holdings Ltd.	35,000	459,309
Sino-Ocean Group Holding Ltd.	322,000	163,692
Sun Art Retail Group Ltd.	1,074,000	1,238,375
Sunac China Holdings Ltd.	93,000	304,520
Tingyi Cayman Islands Holding Corp.	564,000	1,007,457
TravelSky Technology Ltd.	116,000	297,066

		15,360,651

India - 0.4%
Infosys Ltd. - ADR	2,700	56,079
Tata Motors Ltd. - ADR (b)	30,063	557,669
Vedanta Ltd. - ADR	34,691	443,351

		1,057,099

Ireland - 0.8%
Accenture PLC (c)	13,251	2,240,347

Luxembourg - 0.1%
PLAY Communications S.A. (a) (Cost: $203,598; Original Acquisition Date: 07/27/2018)	34,723	203,278

Mexico - 0.2%
America Movil S.A.B de CV	69,035	58,067
Cemex SAB de CV (b)	3,900	2,764
Coca-Cola Femsa S.A.B de C.V.	66,657	401,158
Grupo Aeroportuario del Pacifico SAB de CV	3,900	40,298
Grupo Aeroportuario del Sureste SAB de CV	545	10,220
Grupo Financiero Banorte SAB de CV	1,100	7,503
Grupo Televisa SAB	5,600	20,192
Infraestructura Energetica Nova SAB de CV	2,200	10,264
Mexichem SAB de CV	2,800	9,448
Wal-Mart de Mexico SAB de CV	38,400	106,325

		666,239

Netherlands - 0.6%
LyondellBasell Industries N.V.	14,464	1,631,250

Netherlands Antilles - 2.9%
Schlumberger Ltd. (c)(d)	122,197	7,717,963

Poland - 1.5%
Bank Millennium SA (b)	8,200	19,866
Cyfrowy Polsat SA (b)	33,428	202,731
Dino Polska S.A. (b)(a) (Cost: $208,876; Original Acquisition Date: 07/27/2018)	7,707	189,832
Grupa Azoty SA	1,949	19,981
Grupa Lotos SA	28,716	541,519
Jastrzebska Spolka Weglowa SA (b)	17,930	372,463
LPP SA	204	506,602
mBank S.A.	1,540	170,174
Orange Polska SA (b)	176,571	231,509
PGE Polska Grupa Energetyczna SA (b)	79,768	193,680
Polski Koncern Naftowy ORLEN SA	29,190	773,633
Polskie Gornictwo Naftowe i Gazownictwo SA (b)	345,464	542,423
Powszechna Kasa Oszczednosci Bank Polski SA	17,950	204,357
Powszechny Zaklad Ubezpieczen SA	2,953	35,579

		4,004,349

	SHARES	FAIR VALUE
Russian Federation - 0.0% (e)
Mobile TeleSystems PJSC - ADR	13,100	$101,525

South Africa - 2.6%
Absa Group Ltd.	9,700	107,297
Anglo American Platinum Ltd.	3,595	105,196
AngloGold Ashanti Ltd.	4,087	32,791
Bid Corp. Ltd.	12,894	275,157
Capitec Bank Holdings Ltd.	510	34,801
Discovery Ltd.	2,800	33,385
Imperial Holdings Ltd.	23,425	328,667
Investec Ltd.	12,609	82,518
Kumba Iron Ore Ltd.	10,738	193,708
Liberty Holdings Ltd.	6,923	54,842
Mondi Ltd.	26,613	742,882
Mr Price Group Ltd.	20,847	319,678
Netcare Ltd.	9,270	18,515
Pick n Pay Stores Ltd.	73,786	364,034
Pioneer Foods Group Ltd.	13,120	94,192
PSG Group Ltd.	600	9,188
Rand Merchant Investment Holdings Ltd.	11,170	31,043
RMB Holdings Ltd.	41,808	239,838
Sanlam Ltd.	90,563	488,960
Sappi Ltd.	31,961	218,344
Shoprite Holdings Ltd.	26,047	361,592
Standard Bank Group Ltd.	77,986	988,902
Telkom SA SOC Ltd.	5,071	17,354
The Bidvest Group Ltd.	28,704	421,917
The Foschini Group Ltd.	13,248	157,398
The SPAR Group Ltd.	31,009	432,586
Tiger Brands Ltd.	6,911	134,632
Truworths International Ltd.	40,073	234,629
Vodacom Group Ltd.	22,409	192,737
Woolworths Holdings Ltd.	92,870	342,661

		7,059,444

Switzerland - 1.0%
Garmin Ltd. (c)	40,000	2,725,600

Turkey - 0.0% (e)
BIM Birlesik Magazalar AS	200	2,223
Turk Hava Yollari AO (b)	100	248

		2,471

United States - 63.3%
Abbott Laboratories	26,502	1,771,394
Adobe Systems, Inc. (b)(d)	20,411	5,378,503
Affiliated Managers Group, Inc.	4,995	729,720
Align Technology, Inc. (b)(c)(d)	9,000	3,478,410
Alphabet, Inc. - Class A (b)	1,800	2,217,240
Amazon.com, Inc. (b)(d)	6,629	13,342,255
Apple, Inc. (c)(d)	36,519	8,312,820
Arrow Electronics, Inc. (b)	12,297	953,386
Automatic Data Processing, Inc. (c)(d)	42,500	6,236,875
Best Buy Co., Inc. (c)	7,071	562,569
Biogen, Inc. (b)	7,500	2,651,175
CA, Inc. (c)(d)	30,357	1,329,637
CBRE Group, Inc. (b)(c)(d)	70,000	3,416,700
CenterPoint Energy, Inc. (c)	36,160	1,004,886
Cisco Systems, Inc.	210,680	10,064,184
Citigroup, Inc.	60,000	4,274,400
Dell Technologies, Inc. - Class V (b)	10,999	1,057,774
Devon Energy Corp. (c)	51,414	2,207,203
Dollar General Corp. (c)	25,000	2,693,250
eBay, Inc. (b)(d)	131,000	4,533,910
Exelon Corp.	21,696	948,332
Express Scripts Holding Co. (b)	10,803	950,880
Exxon Mobil Corp. (c)	23,000	1,843,910
Facebook, Inc. (b)	41,577	7,306,326
Fidelity National Financial, Inc.	27,283	1,094,048
FLIR Systems, Inc. (d)	24,209	1,518,873
Gilead Sciences, Inc.	60,000	4,543,800
HollyFrontier Corp.	2,000	149,040
Intercontinental Exchange, Inc. (c)	21,500	1,638,945
IQVIA Holdings, Inc. (b)	49,000	6,227,410
Johnson & Johnson	20,000	2,693,800
Keurig Dr. Pepper, Inc.	16,000	364,800

	SHARES	FAIR VALUE
United States - 63.3% (continued)
L3 Technologies, Inc.	18,544	$3,963,224
Leidos Holdings, Inc.	15,755	1,114,981
Lincoln National Corp.	13,834	907,234
MasterCard, Inc.	28,256	6,090,863
Microsoft Corp. (d)	27,735	3,115,473
NASDAQ OMX Group, Inc. (c)	10,601	1,011,760
Nutanix, Inc. (b)(c)	43,000	2,421,760
PepsiCo., Inc.	22,835	2,557,748
Pfizer, Inc.	85,320	3,542,486
PG&E Corp.	21,200	979,016
Pinnacle Foods, Inc.	14,102	936,655
Pinnacle West Capital Corp.	13,065	1,026,256
Raytheon Co. (c)	16,500	3,290,760
Regeneron Pharmaceuticals, Inc. (b)	1,370	557,248
Reliance Industries Ltd. (a) (Cost: $17,815; Original Acquisition Date: 08/28/2018)	472	16,331
Robert Half International, Inc. (c)	14,135	1,105,075
Rockwell Collins, Inc.	46,735	6,353,623
Skyworks Solutions, Inc.	22,162	2,023,391
SLM Corp. (b)(c)	25,795	302,317
Torchmark Corp. (c)	12,681	1,114,914
Twenty-First Century Fox, Inc. - Class B	231,674	10,402,163
Tyson Foods, Inc.	7,835	492,116
Universal Health Services, Inc. (c)	10,375	1,350,410
Valero Energy Corp. (c)	52,040	6,134,475
Viacom, Inc. - Class B	14,344	419,992
Western Digital Corp.	49,500	3,130,380
Worldpay, Inc. (b)(c)	7,232	704,324
Yum China Holdings, Inc.	15,055	582,327

		171,143,757

Virgin Islands (UK) - 4.2%
Michael Kors Holdings Ltd. (b)(d)	155,667	11,304,537

TOTAL COMMON STOCKS (Cost $228,145,752)		246,162,548

REAL ESTATE INVESTMENT TRUSTS - 5.3%
United States - 5.3%
AGNC Investment Corp.	206,000	3,918,120
AvalonBay Communities, Inc.	27,000	4,948,830
Park Hotels & Resorts, Inc.	33,047	1,105,422
Prologis, Inc.	26,502	1,780,405
Essex Property Trust, Inc.	10,000	2,462,800

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $13,785,625)		14,215,577

SHORT-TERM INVESTMENTS - 4.2%
Money Market Funds - 2.0%
Fidelity Investments Money Market Funds - Government Portfolio, 1.82% (f)	1,063,506	1,063,506
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 1.84% (f)	1,063,506	1,063,506
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 1.84% (f)	1,063,506	1,063,506
Short-Term Investments Trust-Government & Agency Portfolio, 1.85% (f)	1,063,506	1,063,506
Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 1.85% (f)	1,063,506	1,063,506

		5,317,530

	PRINCIPAL
	AMOUNT	FAIR VALUE
U.S. Treasury Bills - 2.2%
1.851%, 09/06/2018 (g)	$3,500,000	3,499,088
1.872%, 09/20/2018 (g)	2,500,000	2,497,479

		5,996,567

TOTAL SHORT-TERM INVESTMENTS (Cost $11,314,097)		11,314,097

	SHARES	FAIR VALUE
INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 16.2%
BlackRock Liquidity Funds FedFund Portfolio, 1.85% (f)	4,368,871	4,368,871
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 2.11% (f)	39,319,838	39,319,838

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $43,688,709)		43,688,709

TOTAL INVESTMENTS (Cost $267,168,978) - 116.7%		315,380,931

OTHER ASSETS IN EXCESS OF LIABILITIES - (16.7)%		(45,141,102)

TOTAL NET ASSETS - 100.0%		$270,239,829

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

ADR - American Depository Receipt

(a)

Although security is restricted as to resale, the Portfolio’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at August 31, 2018 was $906,909, which represents 0.3% of net assets.

(b)	Non-income producing security.
(c)	This security or a portion of this security was out on loan as of August 31, 2018. Total loaned securities had a market value of $42,616,427 as of August 31, 2018.
(d)	This security or a portion of this security was held as collateral for derivative contracts as of August 31, 2018.
(e)	Rounds to zero.
(f)	Rate shown is the 7-day effective yield.
(g)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL VALUE	VALUE/ UNREALIZED DEPRECIATION
FUTURES CONTRACTS PURCHASED
Mini MSCI Emerging Markets Index, September 2018 Settlement	2,529	$133,392,105	$(11,570,962)

TOTAL FUTURES CONTRACTS PURCHASED		$133,392,105	$(11,570,962)

The accompanying footnotes are an integral part of these Schedules of Investments.

Total Return Swaps

Counterparty (a)	Reference Entity	Pay/Receive Total Return On Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)
A	Advantech Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	$107,799	15,000	$(5,900)
A	Amorepacific Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	195,502	771	(17,799)
A	Amorepacific Corp. - Preference Shares	Receive	1-Month LIBOR USD	6/1/2022	Term	39,341	245	(8,346)
A	Amorepacific Group	Receive	1-Month LIBOR USD	6/1/2022	Term	403,645	3,461	(113,483)
A	ASE Technology Holding, Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	450,936	178,500	(17,612)
A	Asia Cement Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	19,262	14,000	251
A	Asustek Computer, Inc.	Receive	1-Month LIBOR USD	6/1/2022	Term	601,521	69,000	7,013
A	AU Optronics Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	269,610	663,000	28,443
A	Banco Santander Brasil	Receive	1-Month LIBOR USD	6/1/2022	Term	38,591	4,700	1,879
A	BGF Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	750,232	2,360	17,001
A	BNK Financial Group, Inc.	Receive	1-Month LIBOR USD	6/1/2022	Term	247,122	25,500	(58,688)
A	Braskem S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	31,575	2,658	8,298
A	Bumrungrad Hospital PCL	Receive	1-Month LIBOR USD	6/1/2022	Term	29,810	4,700	(4,112)
A	Catcher Technology Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	391,567	32,000	(1,279)
A	Cathay Financial Holding Co.	Receive	1-Month LIBOR USD	6/1/2022	Term	324,466	201,000	24,597
A	CCR S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	21,908	5,768	(8,466)
A	Celltrion, Inc.	Receive	1-Month LIBOR USD	6/1/2022	Term	1,998	20	2,897
A	Chang HWA Commercial Bank	Receive	1-Month LIBOR USD	6/1/2022	Term	647,325	1,187,350	77,941
A	Cheil Worldwide, Inc.	Receive	1-Month LIBOR USD	6/1/2022	Term	487,908	28,413	8,783
A	Chicony Electronics Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	385,732	154,805	(51,867)
A	China Steel Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	196,150	237,000	(1,821)
A	Chunghwa Telecom Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	480,213	141,000	23,677
A	CIA Brasileira de Dis	Receive	1-Month LIBOR USD	6/1/2022	Term	4,267	200	(302)
A	CIA Saneamento Basico De	Receive	1-Month LIBOR USD	6/1/2022	Term	197,159	20,058	(76,537)
A	CJ Cheiljedang Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	172,029	535	(10,608)
A	CJ Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	458,227	2,844	(129,612)
A	CJ E&M Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	264,659	1,342	20,142
A	CJ E&M Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	76,261	469	27,988
A	Compal Electronics	Receive	1-Month LIBOR USD	6/1/2022	Term	430,673	612,000	(41,576)
A	Cosan S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	35,886	4,000	(1,685)
A	Coway Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	304,511	3,594	(4,576)
A	CP All PCL	Receive	1-Month LIBOR USD	6/1/2022	Term	203,164	95,000	(8,647)
A	CPRL Energia S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	116,108	13,700	(43,073)
A	CTBC Financial Holding Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	306,398	436,000	224
A	Daelim Industrial Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	103,607	1,326	(7,340)
A	Daewood Engineering & Construction Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	125,700	20,932	(30,056)
A	DB Insurance Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	325,546	4,682	(52,054)
A	Delta Electronics, Inc.	Receive	1-Month LIBOR USD	6/1/2022	Term	406,767	76,000	(102,976)
A	Delta Electronics Thailand PCL	Receive	1-Month LIBOR USD	6/1/2022	Term	178,483	70,200	(28,984)
A	Dongsuh Companies, Inc.	Receive	1-Month LIBOR USD	6/1/2022	Term	70,377	2,900	(11,642)
A	Doosan Bobcat, Inc.	Receive	1-Month LIBOR USD	6/1/2022	Term	346,514	10,983	5,707
A	Doosan Heavy Industries Construction Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	76,025	4,348	(20,945)
A	E.Sun Financial Holding Co.	Receive	1-Month LIBOR USD	6/1/2022	Term	1,916	3,420	642
A	Eclat Textile Company Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	23,067	2,000	1,131
A	EDP - Energias Do Brasil S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	101,763	22,300	(27,038)
A	E-Mart, Inc.	Receive	1-Month LIBOR USD	6/1/2022	Term	469,144	2,189	(56,326)
A	Engie Brasil Energia S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	16,428	1,500	(1,629)
A	Eva Airways Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	51,216	108,150	2,960
A	Evergreen Marine Corp. Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	20,498	38,887	(4,297)
A	Far Eastern New Century Corp	Receive	1-Month LIBOR USD	6/1/2022	Term	155,685	192,000	69,857
A	Far EastOne Telecomm Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	456,489	189,000	(2,789)
A	Feng Tay Enterprise Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	304,788	67,000	101,870
A	Formosa Chemicals & Fibre Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	431,792	140,000	142,892
A	Formosa Petrochemical Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	1,104,489	318,000	224,374
A	Formosa Plastics Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	37,611	12,000	7,045
A	Formosa Taffeta Co.	Receive	1-Month LIBOR USD	6/1/2022	Term	95,391	92,000	13,446
A	Foxconn Technology Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	145,555	56,000	(3,259)
A	Giant Manufacturing Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	243,538	48,000	(35,482)
A	Glow Energy PCL	Receive	1-Month LIBOR USD	6/1/2022	Term	215,374	85,400	38,331
A	GS Engineering & Construction Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	31,146	1,207	20,284
A	GS Holdings Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	221,744	3,491	(56,159)
A	GS Retail Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	534,584	13,656	(85,805)
A	Hana Financial Group	Receive	1-Month LIBOR USD	6/1/2022	Term	617,707	13,769	(84,465)
A	Hankook Tire Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	521,927	9,296	(142,801)
A	Hanon Systems	Receive	1-Month LIBOR USD	6/1/2022	Term	367,572	35,239	15,443
A	Hanssem Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	82,906	700	(31,894)
A	Hanwha Chemical Cop.	Receive	1-Month LIBOR USD	6/1/2022	Term	134,767	4,446	(56,188)
A	Hanwha Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	316,318	7,458	(107,639)
A	Hanwha Life Insurance Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	277,010	41,281	(97,436)
A	HDC Holdings Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	95,049	3,451	(15,891)
A	HDC Hyundai Development Co-E	Receive	1-Month LIBOR USD	6/1/2022	Term	211,402	4,823	25,525
A	Home Product Center PCL	Receive	1-Month LIBOR USD	6/1/2022	Term	21,309	71,300	10,528
A	Hon Hai Preceision Industry	Receive	1-Month LIBOR USD	6/1/2022	Term	669,656	176,000	(216,156)
A	Hotel Shilla Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	487,893	8,051	284,285
A	Hua Nan Financial Holdings Co.	Receive	1-Month LIBOR USD	6/1/2022	Term	1,758	3,292	223
A	Hyosung Advanced Materials Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	21,554	93	(8,796)
A	Hyosung Chemical Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	14,370	66	(3,538)
A	Hyosung Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	23,485	286	(6,781)
A	Hyosung Heavy Industries Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	15,656	193	(5,806)
A	Hyosung TNC Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	32,171	90	(17,733)
A	Hypera S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	356,251	39,700	(85,318)
A	Hyundai Department Store Co.	Receive	1-Month LIBOR USD	6/1/2022	Term	480,051	5,579	11,034
A	Hyundai Engineering & Construction Co.	Receive	1-Month LIBOR USD	6/1/2022	Term	680,854	17,641	259,220
A	Hyundai Glovis Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	444,548	3,164	(105,269)
A	Hyundai Heavy Industries Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	841,218	6,306	(191,730)
A	Hyundai Heavy Industries Holdings Co.	Receive	1-Month LIBOR USD	6/1/2022	Term	468,853	1,200	(67,408)
A	Hyundai Marine & Fire Industries Co.	Receive	1-Month LIBOR USD	6/1/2022	Term	300,267	7,465	(51,581)
A	Hyundai Mobis Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	822,172	3,762	(76,577)
A	Hyundai Motor Co.	Receive	1-Month LIBOR USD	6/1/2022	Term	92,099	707	(12,405)
A	Hyundai Motor Co. - Preference Shares	Receive	1-Month LIBOR USD	6/1/2022	Term	4,013	43	(898)
A	Hyundai Steel Co.	Receive	1-Month LIBOR USD	6/1/2022	Term	187,840	3,516	(22,384)
A	Indorama Ventures PCL	Receive	1-Month LIBOR USD	6/1/2022	Term	120,232	104,300	71,925
A	ING Life Insurance Korea Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	48,801	1,000	(17,441)
A	Innolux Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	258,128	554,000	(46,565)
A	Inventec Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	295,896	349,000	19,857
A	IRPC PCL	Receive	1-Month LIBOR USD	6/1/2022	Term	242,677	933,600	(47,789)
A	Itau Unibanco Holdings	Receive	1-Month LIBOR USD	6/1/2022	Term	126,451	3,100	933
A	Itausa-Investimentos Itau	Receive	1-Month LIBOR USD	6/1/2022	Term	21,263	8,847	65
A	JBS S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	293,376	120,664	(17,727)
A	Kakao Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	2,035	21	270
A	Kangwon Land, Inc.	Receive	1-Month LIBOR USD	6/1/2022	Term	337,877	11,960	(28,346)
A	Kasikornbank PCL	Receive	1-Month LIBOR USD	6/1/2022	Term	711,391	118,400	46,611
A	KCE Electronics	Receive	1-Month LIBOR USD	6/1/2022	Term	100,575	76,800	6,087
A	Kepco Plant Service & Engineering	Receive	1-Month LIBOR USD	6/1/2022	Term	278,165	6,859	(53,499)
A	Kai Motors Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	763,524	23,772	(85,143)
A	Korea Electric Power Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	273,915	7,032	(84,181)
A	Korea Gas Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	105,082	2,505	10,577
A	Korea Zinc Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	571,259	1,288	(101,191)
A	Korean Air Lines Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	75,215	2,375	(16,923)
A	Kroton Educacional S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	241,364	72,300	(58,995)
A	Krung Thai Bank	Receive	1-Month LIBOR USD	6/1/2022	Term	128,689	233,300	10,135
A	KT&G Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	702,921	7,296	(44,912)
A	Kumho Petrochemical Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	193,982	2,142	272
A	LG Chem Ltd. - Preference Shares	Receive	1-Month LIBOR USD	6/1/2022	Term	20,735	89	(4,844)
A	LG Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	607,457	8,380	(76,793)
A	LG Display Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	467,967	16,931	(150,620)
A	LG Electronics, Inc.	Receive	1-Month LIBOR USD	6/1/2022	Term	712,450	10,841	20,884
A	LG Household & Healthcare	Receive	1-Month LIBOR USD	6/1/2022	Term	407,698	435	80,093
A	LG Household & Healthcare - Preference Shares	Receive	1-Month LIBOR USD	6/1/2022	Term	84,590	155	18,605
A	LG Innotek Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	231,016	1,562	(35,402)
A	Lite-On Technology Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	280,791	191,000	(56,316)
A	Lojas Renner S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	85,172	9,486	(19,815)
A	Lotte Chemical Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	522,153	1,464	(109,011)
A	Lotte Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	177,906	3,429	(34,018)
A	Lotte Shopping Co.	Receive	1-Month LIBOR USD	6/1/2022	Term	579,510	2,704	(146,017)
A	M Dias Branco S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	190,470	14,089	(46,069)
A	Mediatek, Inc.	Receive	1-Month LIBOR USD	6/1/2022	Term	231,779	27,000	(11,161)
A	Medy-Tox, Inc.	Receive	1-Month LIBOR USD	6/1/2022	Term	2,210	4	144
A	Mega Financial Holding Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	742,450	915,000	52,874
A	Micro-Star International Co.	Receive	1-Month LIBOR USD	6/1/2022	Term	380,143	153,000	168,695
A	MSCI China A Inclusion Index (c)	Receive	1-Month LIBOR USD	6/20/2022	Term	3,000,005	3,046	(461,787)
A	MSCI Emerging Markets Index	Receive	1-Month LIBOR USD	6/20/2022	Term	14,010,321	21,593	796,082
A	Nan Ya Plastics Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	516,193	207,000	73,884

Counterparty (a)	Reference Entity	Pay/Receive Total Return On Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)
A	Natura Cosmeticos S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	$297,091	37,800	$(29,351)
A	Naver Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	111,191	150	(12,662)
A	NCSoft Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	375,959	1,131	14,345
A	NetMarble Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	40,899	300	(10,060)
A	NH Investment & Securities Co.	Receive	1-Month LIBOR USD	6/1/2022	Term	31,157	2,521	(556)
A	Nien Made Enterprise Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	140,712	14,000	(31,515)
A	Novatek Microelectronics Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	366,085	99,000	128,114
A	OCI Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	122,888	1,093	(10,660)
A	Odontoprev S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	122,859	31,100	(22,780)
A	Orion Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	96,592	1,245	21,196
A	Ottogi Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	302,631	437	(23,564)
A	Pegatron Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	38,752	13,000	(13,473)
A	Petrobras - Petroleo Bras	Receive	1-Month LIBOR USD	6/1/2022	Term	492,818	109,277	94,452
A	Porto Segura S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	494,586	46,400	152,502
A	Posco - ADR	Receive	1-Month LIBOR USD	6/1/2022	Term	908,862	2,989	(30,694)
A	Posco Daewood Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	95,843	4,755	(18,563)
A	Pou Chen	Receive	1-Month LIBOR USD	6/1/2022	Term	248,069	186,000	(39,745)
A	President Chain Store Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	624,172	72,000	199,139
A	PTT Exploration and Production PCL	Receive	1-Month LIBOR USD	6/1/2022	Term	288,398	102,900	165,518
A	PTT Global Chemical PCL	Receive	1-Month LIBOR USD	6/1/2022	Term	455,949	196,500	54,216
A	PTT PCL	Receive	1-Month LIBOR USD	6/1/2022	Term	1,118,751	890,000	327,246
A	Qualicorp Cons E Corr Seg S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	80,200	13,755	(25,841)
A	Quanta Computer, Inc.	Receive	1-Month LIBOR USD	6/1/2022	Term	185,601	79,000	(47,316)
A	Raia Drogasil S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	126,432	6,557	(3,576)
A	Realtek Semiconductor Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	349,650	94,000	107,307
A	Robinson PCL	Receive	1-Month LIBOR USD	6/1/2022	Term	130,872	81,000	30,200
A	S-1 Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	502,436	5,953	(46,688)
A	Samsung C&T Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	91,933	779	(7,087)
A	Samsung Electronics Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	7,485,596	175,150	221,405
A	Samsung Electronics Co. - Preference Shares	Receive	1-Month LIBOR USD	6/1/2022	Term	62,631	1,800	2,716
A	Samsung Fire & Marine Insurance Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	591,930	2,295	(45,636)
A	Samsung Heavy Industries Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	193,967	27,185	(23,499)
A	Samsung Life Insurance Co. Ltd	Receive	1-Month LIBOR USD	6/1/2022	Term	337,152	3,123	(81,522)
A	Samsung SDS Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	797,992	4,894	255,435
A	Shinhan Financial Group Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	26,470	560	(4,627)
A	Siam Cement PCL	Receive	1-Month LIBOR USD	6/1/2022	Term	667,102	44,400	(44,025)
A	Siam Commercial Bank PCL	Receive	1-Month LIBOR USD	6/1/2022	Term	370,053	81,700	2,909
A	Sinopac Financial Holdings Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	270,268	910,013	75,749
A	SK Holdings Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	386,872	1,572	(19,442)
A	SK Hynix, Inc.	Receive	1-Month LIBOR USD	6/1/2022	Term	1,297,949	20,789	235,472
A	SK Innovation Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	811,368	5,000	68,988
A	SK Telecom	Receive	1-Month LIBOR USD	6/1/2022	Term	902,759	3,835	6,964
A	S-Oil Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	7,960	81	924
A	Standard Foods Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	88,063	40,840	(18,338)
A	SuperDry PLC	Receive	1-Month LIBOR USD	6/1/2022	Term	294,135	532,000	145,536
A	Suzano Papel E Celulose S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	25,027	1,800	14,763
A	Suzano Papel E Celulose S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	342,685	65,200	(40,595)
A	Synnex Technology International Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	354,226	318,000	88,643
A	Taiwan Cement Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	131,171	126,500	44,573
A	Taiwan Mobile Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	223,521	63,000	(1,590)
A	Taiwan Semiconductor Manufacturing Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	552,051	69,000	23,175
A	Teco Electric & Machinery Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	381,505	421,000	(73,569)
A	Thai Oil PCL	Receive	1-Month LIBOR USD	6/1/2022	Term	341,330	124,400	(11,947)
A	Thai Union Group PCL	Receive	1-Month LIBOR USD	6/1/2022	Term	51,927	81,000	(8,022)
A	Tim Particpacoes S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	507,604	146,356	(65,845)
A	TMB Bank PCL	Receive	1-Month LIBOR USD	6/1/2022	Term	31,287	439,500	(1,803)
A	Ultrapar Participcoes S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	34,093	1,800	(15,705)
A	Uni-President Enterprises Co.	Receive	1-Month LIBOR USD	6/1/2022	Term	549,230	279,000	188,797
A	Vale S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	891,750	76,661	147,606
A	WEG S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	88,847	19,240	1,260
A	Wistron Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	200,297	228,480	(36,446)
A	WPG Holdings Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	384,986	296,000	(1,492)
A	Zhen Ding Technology Holdings Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	140,184	59,000	12,820
A	Custom Basket Swap - Termination 9/13/2018 (d)	Pay	1-Month LIBOR USD	9/13/2018	Term	106,284,711	1	(2,516,300)
A	Custom Basket Swap - Termination 9/14/2018 (e)	Pay	1-Month LIBOR USD	9/14/2018	Term	19,117,105	1	(501,211)
A	Custom Basket Swap - Termination 9/20/2018 (f)	Pay	1-Month LIBOR USD	9/20/2018	Term	29,190,600	1	(676,806)
A	Custom Basket Swap - Termination 9/25/2018 (g)	Pay	1-Month LIBOR USD	9/25/2018	Term	51,661,041	1	(353,172)

						$287,040,135		$(3,517,858)

Swaps on Futures
COUNTERPARTY (a)	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED DEPRECIATION
B	RTS Index Future — September 2018 Expiration	Receive	N/A	9/20/2018	Term	4,137,809	1,949	98,927

						$4,137,809		$98,927

(a)	See Note 1.
(b)	The swaps accrue financing fees according to the relevant base financing rate which resets periodically, plus a fixed spread.
(c)	Value determined using significant unobservable inputs.
(d)	Custom Basket Swap - Termination 9/13/2018 represents a swap on a basket of short equity positions. At August 31, 2018, all constituents and their weightings were as follows:

Equity Name	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)	Basket Weighting
Adobe Systems, Inc.	$4,568,400	18,000	$(169,487)	4.30%
Align Technology, Inc.	3,301,830	9,000	(172,754)	3.11%
Amazon.com, Inc.	4,366,596	2,300	(257,578)	4.11%
Apple, Inc.	3,133,200	15,000	(277,620)	2.95%
Automatic Data Processing	5,880,725	42,500	(349,336)	5.53%
Avalonbay Communities, Inc.	4,830,030	27,000	(113,204)	4.54%
Biogen, Inc.	2,601,750	7,500	(46,410)	2.45%
CBRE Group, Inc. - Class A	3,357,900	70,000	(54,909)	3.16%
Cisco Systems, Inc.	6,567,000	150,000	(590,891)	6.18%
Citigroup, Inc.	4,318,800	60,000	49,404	4.06%
Dollar General Corp.	2,574,500	25,000	(115,767)	2.42%
Ebay, Inc.	4,473,650	131,000	(55,077)	4.21%
Facebook, Inc.	5,034,975	27,500	208,234	4.74%
Gilead Sciences, Inc.	4,682,400	60,000	144,025	4.41%
Intercontinental Exchange, Inc.	1,574,445	21,500	(62,676)	1.48%
Iqvia Holdings, Inc.	5,963,300	49,000	(257,201)	5.61%
Johnson & Johnson	2,624,000	20,000	(84,760)	2.47%
L3 Technologies, Inc.	3,269,415	15,500	(54,292)	3.08%
Mastercard Inc - Class A	4,072,000	20,000	(234,482)	3.83%
Michael Kors Holdings Ltd.	5,208,480	72,000	(14,125)	4.90%
Raytheon Company	3,235,650	16,500	(51,361)	3.04%
Rockwell Collins, Inc.	3,285,360	24,000	26,367	3.09%
Twenty-First Century Fox - Class B	5,226,960	116,000	24,616	4.92%
Vale S.A.	3,909,880	206,000	(40,790)	3.68%
Valero Energy Corp.	4,951,020	43,000	(112,083)	4.66%
Western Digital Corp.	3,272,445	49,500	145,857	3.08%

	$106,284,711		$(2,516,300)	100.00%

(e)	Custom Basket Swap - Termination 9/14/2018 represents a swap on a basket of short equity positions. At August 31, 2018, all constituents and their weightings were as follows:

Equity Name	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)	Basket Weighting
Adobe Systems, Inc.	$611,671	2,411	$(22,983)	3.20%
Amazon.com, Inc.	1,935,344	1,026	(127,579)	10.12%
Best Buy Co., Inc.	556,558	7,071	(5,401)	2.91%
Centerpoint Energy, Inc.	1,017,181	36,160	3,373	5.32%
Dell Technologies, Inc. - Class V	1,039,735	10,999	(16,901)	5.44%
Exelon Corp.	935,748	21,696	(19,045)	4.89%
Express Scripts Holding Co.	903,563	10,803	(46,329)	4.73%
Hollyfrontier Corp.	138,040	2,000	(11,509)	0.72%
L3 Technologies, Inc.	639,423	3,044	(10,442)	3.34%
Lyondellbasell Industrials - Class A	1,628,212	14,464	(1,256)	8.52%
Mastercard Inc - Class A	1,673,078	8,256	(104,755)	8.75%
Michael Kors Holdings Ltd.	775,171	10,667	1,381	4.05%
Pfizer, Inc.	740,014	18,080	(9,858)	3.87%
Pinnacle Foods, Inc.	932,565	14,102	(7,652)	4.88%
Regeneron Pharmaceuticals, Inc.	505,229	1,370	(51,466)	2.64%
Rockwell Collins, Inc.	641,528	4,714	1,362	3.36%
SLM Corp.	293,031	25,795	(8,966)	1.53%
Twenty-First Century Fox - Class B	1,535,006	34,172	2,363	8.03%
Tyson Foods, Inc. - Class A	471,510	7,835	(22,441)	2.47%
Valero Energy Corp.	1,042,945	9,040	(21,549)	5.46%
Viacom, Inc. - Class B	435,197	14,344	15,681	2.28%
Worldpay, Inc. - Class A	666,356	7,232	(37,239)	3.49%

	$19,117,105		$(501,211)	100.00%

The accompanying footnotes are an integral part of these Schedules of Investments.

(f)	Custom Basket Swap - Termination 9/20/2018 represents a swap on a basket of short equity positions. At August 31, 2018, all constituents and their weightings were as follows:

Equity Name	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)	Basket Weighting
Amazon.com, Inc.	$3,212,744	1,703	$(212,617)	11.01%
Cisco Systems, Inc.	2,740,309	60,680	(156,426)	9.39%
Essex Property Trust, Inc.	2,409,900	10,000	(51,186)	8.26%
Facebook, Inc.	2,459,252	14,077	(12,750)	8.42%
Garmin Ltd.	2,578,400	40,000	(145,366)	8.83%
Keurig Dr. Pepper, Inc.	377,440	16,000	12,908	1.29%
Michael Kors Holdings Ltd.	2,158,200	30,000	(18,865)	7.39%
Microsoft Corp.	2,985,395	27,735	(127,954)	10.23%
Nutanix, Inc. - Class A	2,393,380	43,000	(26,678)	8.20%
Pepsico, Inc.	2,608,899	22,835	53,006	8.94%
Pfizer, Inc.	2,785,081	67,240	(4,743)	9.54%
Twenty-First Century Fox - Class B	2,481,600	55,000	13,865	8.50%

	$29,190,600		$(676,806)	100.00%

(g)	Custom Basket Swap - Termination 9/20/2018 represents a swap on a basket of short equity positions. At August 31, 2018, all constituents and their weightings were as follows:

Equity Name	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)	Basket Weighting
Abbott Laboratories	$1,716,005	26,502	$(54,518)	3.32%
Accenture PLC - Class A	2,181,247	13,251	(57,991)	4.22%
Affiliated Managers Group	743,606	4,995	14,264	1.44%
Alphabet, Inc. - Class A	2,191,338	1,800	(24,789)	4.24%
Amazon.com, Inc.	3,013,472	1,600	(205,333)	5.83%
Arrow Electronics, Inc.	972,939	12,297	20,046	1.88%
CA, Inc.	1,326,601	30,357	(10,103)	2.57%
Devon Energy Corp.	2,151,676	51,414	(54,434)	4.16%
Exxon Mobil Corp.	1,813,090	23,000	(29,899)	3.51%
Fidelity National Financial	1,111,509	27,283	18,026	2.15%
FLIR Systems, Inc.	1,485,948	24,209	(36,043)	2.88%
Henderson Group PLC	4,627,446	21,519	(268,574)	8.96%
Leidos Holdings, Inc.	1,134,202	15,755	19,797	2.20%
Lincoln National Corp.	920,514	13,834	13,748	1.78%
Michael Kors Holdings Ltd.	3,242,630	43,000	121,617	6.28%
Nasdaq, Inc.	980,911	10,601	(30,351)	1.90%
P G & E Corp.	947,640	21,200	(30,895)	1.83%
Park Hotels & Resorts, Inc.	1,094,517	33,047	(10,350)	2.12%
Pinnacle West Capital Corp.	1,067,019	13,065	41,305	2.07%
Prologis, Inc.	1,742,507	26,502	(37,013)	3.37%
Robert Half International, Inc.	1,095,180	14,135	(13,296)	2.12%
Rockwell Collins, Inc.	2,481,852	18,021	33,158	4.80%
Shlumberger Ltd.	7,913,478	122,197	199,535	15.32%
Skyworks Solutions, Inc.	2,054,196	22,162	31,849	3.98%
Torchmark Corp.	1,131,018	12,681	16,679	2.19%
Twenty-First Century Fox - Class B	1,188,350	26,502	(986)	2.30%
Universal Health Services, Inc.	1,332,150	10,375	(18,621)	2.58%

	$51,661,041		$(353,172)	100.00%

The accompanying footnotes are an integral part of these Schedules of Investments.

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Elements U.S. Portfolio, Elements U.S. Small Cap Portfolio, Elements International Portfolio, Elements International Small Cap Portfolio and Elements Emerging Markets Portfolio (each, a “Portfolio” and collectively, the “Elements Portfolios”) in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Elements Portfolios are investment companies and apply specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services – Investment Companies.

Investment Valuation and Fair Value Measurement

The Board of Trustees (“Board”) of Stone Ridge Trust has approved procedures pursuant to which each Portfolio values its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee comprised of employees of Stone Ridge Asset Management LLC (the “Adviser”) to which the Board has delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board.

Listed below is a summary of certain of the methods generally used currently to value investments of each Portfolio under the Valuation Procedures:

Short-term debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of 60 days or less, are generally valued at amortized cost, which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in open-end management companies that are registered under the Investment Company Act of 1940 (“the 1940 Act”), the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Equity securities are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Elements Portfolios’ investments in publicly traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Total return swaps on exchange-traded underliers or indices are generally valued on the basis of funding accruals and underlying instruments’ total returns. Other non-exchange traded derivatives, such as forward currency contracts, are generally valued on the basis of valuations provided by a pricing service.

If market quotations are not readily available or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, and if the valuation of the applicable instrument is not covered by the valuation methods described above or if the valuation methods are described above, but such methods are deemed unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, a Portfolio determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate. For purposes of determining the fair value of securities, the Adviser Valuation Committee may generally consider, without limitation: (i) indications or quotes from brokers or other third-party sources; (ii) valuations provided by a third-party pricing agent; (iii) internal models that take into consideration different factors determined to be relevant by the Adviser; or (iv) any combination of the above.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by a Portfolio. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Portfolio.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Portfolio could change on days when Portfolio shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of a Portfolio’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Elements Portfolios adhere to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Elements Portfolios can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Transfers between levels are recognized at the end of the reporting period. There were transfers between levels 1 and 3 during the reporting period. The transfers from level 1 to level 3 occurred because quoted prices were no longer available for the securities. Transfers from level 3 to level 1 occurred because quoted prices became available for the securities. The following tables summarize the inputs used to value the Elements Portfolios’ investments as of August 31, 2018.

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Elements U.S. Portfolio(1)
Assets
Common Stocks	$984,237,126	$—	$—	$984,237,126
Real Estate Investment Trusts	2,806,834	—	—	2,806,834
Money Market Funds	1,501,297	—	—	1,501,297
U.S. Treasury Bills	—	19,994,783	—	19,994,783
Investments Purchased with the Cash Proceeds from Securities Lending	13,930,829	—	—	13,930,829

Total Assets	$1,002,476,086	$19,994,783	$—	$1,022,470,869

Other Financial Instruments*
Unrealized appreciation on futures contracts	$2,684,421	$—	$—	$2,684,421
Unrealized depreciation on swap contracts	—	(831,470)	—	(831,470)

Total	$2,684,421	$(831,470)	$—	$1,852,951

Elements U.S. Small Cap Portfolio(1)
Assets
Common Stocks	$556,269,677	$—	$8,045	$556,277,722
Real Estate Investment Trusts	1,355,230	—	—	1,355,230
Rights	—	—	17,992	17,992
Money Market Funds	948,232	—	—	948,232
U.S. Treasury Bills	—	9,997,396	—	9,997,396
Investments Purchased with the Cash Proceeds from Securities Lending	20,974,376	—	—	20,974,376

Total Assets	$579,547,515	$9,997,396	$26,037	$589,570,948

Other Financial Instruments*
Unrealized appreciation on futures contracts	$2,727,683	$—	$—	$2,727,683
Unrealized depreciation on swap contracts	—	(1,180,058)	—	(1,180,058)

Total	$2,727,683	$(1,180,058)	$—	$1,547,625

Elements International Portfolio(1)
Assets
Common Stocks	$548,866,823	$—	$—	$548,866,823
Preferred Stocks	91,634	—	—	91,634
Real Estate Investment Trusts	3,387,388	—	—	3,387,388
Money Market Funds	4,155,494	—	—	4,155,494
U.S. Treasury Bills	—	9,995,825	—	9,995,825
Investments Purchased with the Cash Proceeds from Securities Lending	24,709,491	—	—	24,709,491

Total Assets	$581,210,830	$9,995,825	$—	$591,206,655

Other Financial Instruments*
Unrealized depreciation on futures contracts	$(3,709,005)	$—	$—	$(3,709,005)
Unrealized appreciation on swap contracts	—	11,349,690	—	11,349,690
Unrealized depreciation on swap contracts	—	(5,782,539)	—	(5,782,539)

Total	$(3,709,005)	$5,567,151	$—	$1,858,146

Elements International Small Cap Portfolio(1)
Assets
Common Stocks	$222,579,920	$—	$19,839	$222,599,759
Preferred Stocks	140,355	—	—	140,355
Real Estate Investment Trusts	26,508	—	—	26,508
Rights	—	—	472	472
Money Market Funds	2,787,865	—	—	2,787,865
U.S. Treasury Bills		2,999,206	—	2,999,206
Investments Purchased with the Cash Proceeds from Securities Lending	9,658,339	—	—	9,658,339

Total Assets	$235,192,987	$2,999,206	$20,311	$238,212,504

Other Financial Instruments*
Unrealized depreciation on futures contracts	$(1,109,713)	$—	$—	$(1,109,713)
Unrealized appreciation on swap contracts	—	4,449,747	—	4,449,747
Unrealized depreciation on swap contracts	—	(3,758,372)	—	(3,758,372)

Total	$(1,109,713)	$691,375	$—	$(418,338)

Elements Emerging Markets Portfolio(1)
Assets
Common Stocks	$246,162,548	$—	$—	$246,162,548
Real Estate Investment Trusts	14,215,577	—	—	14,215,577
Money Market Funds	5,317,530	—	—	5,317,530
U.S. Treasury Bills	—	5,996,567	—	5,996,567
Investments Purchased with the Cash Proceeds from Securities Lending	43,688,709			43,688,709

Total Assets	$309,384,364	$5,996,567	$—	$315,380,931

Other Financial Instruments*
Unrealized depreciation on futures contracts	$(11,570,962)	$—	$—	$(11,570,962)
Unrealized appreciation on swap contracts	—	5,792,821	—	5,792,821
Unrealized depreciation on swap contracts	—	(8,749,965)	(461,787)	(8,749,965)

Total	$(11,570,962)	$(2,957,144)	$(461,787)	$(14,989,893)

*

Other financial instruments are derivatives, such as futures contracts, swap contracts and forward currency contracts. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

(1)	The Elements Portfolios measure Level 3 activity as of the beginning and end of each financial reporting period.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended August 31, 2018:

	Elements U.S. Small Cap Portfolio		Elements International Small Cap Portfolio		Elements Emerging Markets Portfolio
	Common Stocks	Rights	Common Stocks	Rights	Common Stocks	Swap Contracts
Beginning Balance - June 1, 2018	$7,719	$—	$—	$—	$70,828	—
Acquisitions	—	—	—	1,544	276,270	—
Dispositions	(982)	—	—	—	—	—
Realized gains	982	—	—	—	—	—
Return of capital	—	—	—	—	—	—
Change in unrealized depreciation	326	17,992	—	(1,072)	(10,794)	(461,787)
Transfers in/(out) of Level 3	—	—	19,839	—	(336,304)	—

Ending Balance - August 31, 2018	$8,045	$17,992	$19,839	$472	$—	$(461,787)

As of August 31, 2018, the change in unrealized appreciation (depreciation) on positions still held in the Elements U.S. Small Cap Portfolio were $326 and $17,992 for common stocks and rights, respectively, in the Elements International Small Cap Portfolio were $0 and $(1,072) for common stocks and rights, respectively, and in the Elements Emerging Markets Portfolio were $(10,794) and $(461,787) for common stocks and swap contracts, respectively.

Unobservable inputs used to value a Portfolio’s investment in equity securities or equity swaps potentially include the analytical data relating to the security and issuer from the issuer’s financial statements, press releases and public filings, relevant material news events and other factors deemed relevant by the Adviser Valuation Committee. Significant changes in any of these inputs could impact the fair value measurement of the position.

Derivative Transactions – All of the Elements Portfolios engaged in futures and swap transactions and the Elements Emerging Portfolio engaged in forward currency transactions. These transactions were for speculative purposes, to maintain liquidity, hedge equity and foreign exchange rate exposure or to earn an enhanced return during the period ended August 31, 2018.

Futures Contracts – All of the Elements Portfolios engage in transactions in futures contracts and options on futures contracts. Futures contracts are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made. A currency future is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the specified currencies at the close of the last trading day of the contract and the price at which the currency contract originally was written. The Elements Portfolios are also authorized to purchase or sell call and put options on futures contracts. Each Portfolio may maintain margin for non-U.S. futures transactions directly with its broker or the clearinghouse.

The average notional amount of futures contracts during the period ended August 31, 2018, were as follows:

	Elements U.S. Portfolio	Elements U.S. Small Cap Portfolio	Elements International Portfolio	Elements International Small Cap Portfolio	Elements Emerging Markets Portfolio
Long futures contracts
Equity index contracts	$89,862,159	$76,759,171	$151,142,675	$53,179,517	$135,438,010

Total long futures contracts	$89,862,159	$76,759,171	$151,142,675	$53,179,517	$135,438,010

Total Return Swaps – All of the Elements Portfolios enter into total return swaps. In a swap transaction, two parties generally agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined reference instrument or instruments, which can be adjusted for an interest rate factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested in a particular security or other asset or in a “basket” of securities representing a particular index). Other types of swap agreements may calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a party’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). An equity swap is an agreement in which at least one party’s payments are based on the rate of return of an equity security or equity index. The other party’s payments can be based on a fixed rate, a non-equity variable rate or even a different equity index. The Elements Portfolios use swaps for both speculative and hedging purposes.

The average notional amount of total return swaps held during the period ended August 31, 2018 were as follows:

	Elements U.S. Portfolio	Elements U.S. Small Cap Portfolio	Elements International Portfolio	Elements International Small Cap Portfolio	Elements Emerging Markets Portfolio
Swaps
Equity contracts	$70,061,369	$56,144,018	$230,538,046	$69,198,848	$330,743,298

Total swaps	$70,061,369	$56,144,018	$230,538,046	$69,198,848	$330,743,298

Forward Currency Contracts – The Elements Emerging Markets Portfolio enters into, and the other Elements Portfolios may enter into forward currency contracts. When entering into a forward currency contract, in the case of a deliverable contract a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date or in the case of a non-deliverable contract to settle the equivalent in U.S. dollars. The Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk from movements in currencies or credit risk from the possible inability of counterparties to meet the terms of their contracts. The average notional amount of forward currency contracts during the period ended August 31, 2018, were as follows:

Elements Emerging Markets Portfolio
Forwards
Long foreign exchange contracts	$3,298,656
Short foreign exchange contracts	3,424,618

Total forwards	$6,723,274

The tables below reflect the values of derivative assets and liabilities as reflected in the Statements of Assets and Liabilities.

	ASSET DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Elements U.S. Portfolio
Futures
Equity contracts	Net assets - Unrealized appreciation*	$2,684,421

Elements U.S. Small Cap Portfolio
Futures
Equity contracts	Net assets - Unrealized appreciation*	2,727,683

Elements International Portfolio
Swaps
Equity contracts	Unrealized appreciation on swap contracts**	11,349,690

Elements International Small Cap Portfolio
Swaps
Equity contracts	Unrealized appreciation on swap contracts**	4,449,747

Elements Emerging Markets Portfolio
Swaps
Equity contracts	Unrealized appreciation on swap contracts**	5,792,821

*	Reflects cumulative unrealized appreciation of futures contracts as reported in the Schedule of Investments.
**	Reflects cumulative unrealized appreciation of swap contracts as reported in the Schedule of Investments.

	LIABILITY DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Elements U.S. Portfolio
Swaps
Equity contracts	Unrealized depreciation on swap contracts**	$(831,470)

Elements U.S. Small Cap Portfolio
Swaps
Equity contracts	Unrealized depreciation on swap contracts**	(1,180,058)

Elements International Portfolio
Futures
Equity contracts	Net assets - Unrealized depreciation*	(522,875)
Foreign exchange contracts	Net assets - Unrealized depreciation*	(3,186,130)

Swaps
Equity contracts	Unrealized depreciation on swap contracts**	(5,782,539)

Elements International Small Cap Portfolio
Futures
Equity contracts	Net assets - Unrealized depreciation*	(64,756)
Foreign exchange contracts	Net assets - Unrealized depreciation*	(1,044,957)

Swaps
Equity contracts	Unrealized depreciation on swap contracts**	(3,758,372)

Elements Emerging Markets Portfolio
Futures
Equity contracts	Net assets - Unrealized depreciation*	(11,570,962)

Swaps
Equity contracts	Unrealized depreciation on swap contracts**	(9,211,752)

*	Reflects cumulative unrealized depreciation of futures contracts as reported in the Schedule of Investments.
**	Reflects cumulative unrealized depreciation of swap contracts as reported in the Schedule of Investments.

Counterparties The counterparties presented in the Schedules of Investments are as follows: A: Goldman Sachs International, B: Morgan Stanley Capital Services LLC, C: UBS Group AG.

Item 2. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stone Ridge Trust

By (Signature and Title)	/s/ Ross Stevens
Ross Stevens, President, Chief Executive
Officer and Principal Executive Officer

Date	10/30/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President, Chief Executive
Officer and Principal Executive Officer

Date	10/30/18

By (Signature and Title)*	/s/ Anthony Zuco
Anthony Zuco, Treasurer, Principal Financial
Officer, Chief Financial Officer and Chief
Accounting Officer

Date	10/30/18

*	Print the name and title of each signing officer under his or her signature.